             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the Allmerica Immediate Advantage Variable Annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except New York) and by First Allmerica Financial Life Insurance Company (in New York). The Contract is a single payment immediate combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated May 1, 2002 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Investments, Inc. at 1-800-723-6550. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http:// www.sec.gov).


The Contract offers a Variable Income Option and a Fixed Income Option. The Variable Income Option is supported by a legally segregated separate account of the Company called the Variable Account. The Variable Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of the following funds:

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)                   DELAWARE GROUP PREMIUM FUND
AIT Core Equity Fund                                          Delaware VIP International Value Equity Series
AIT Equity Index Fund
AIT Government Bond Fund                                      EATON VANCE VARIABLE TRUST
AIT Money Market Fund                                         Eaton Vance VT Floating-Rate Income Fund
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund                          FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIT Select Emerging Markets Fund                              Fidelity VIP Equity-Income Portfolio
AIT Select Growth Fund                                        Fidelity VIP Growth Portfolio
AIT Select Growth and Income Fund                             Fidelity VIP High Income Portfolio
AIT Select International Equity Fund                          Fidelity VIP Overseas Portfolio
AIT Select Investment Grade Income Fund
AIT Select Strategic Growth Fund                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select Strategic Income Fund                              Fidelity VIP II Asset Manager Portfolio
AIT Select Value Opportunity Fund                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)                (SERVICE CLASS 2)
AIM V.I. Aggressive Growth Fund                               Fidelity VIP II Contrafund-Registered Trademark-
AIM V.I. Blue Chip Fund                                       Portfolio
AIM V.I. Premier Equity Fund                                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)               (SERVICE CLASS 2)
AIM V.I. Basic Value Fund                                     Fidelity VIP III Growth Opportunities Portfolio
AIM V.I. Capital Development Fund                             Fidelity VIP III Mid Cap Portfolio
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)        Fidelity VIP III Value Strategies Portfolio
AllianceBernstein Small Cap Value Portfolio                   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
AllianceBernstein Value Portfolio                             (CLASS 2)
Alliance Growth and Income Portfolio                          FT VIP Franklin Growth and Income Securities Fund
Alliance Premier Growth Portfolio                             FT VIP Franklin Large Cap Growth Securities Fund
Alliance Technology Portfolio                                 FT VIP Franklin Small Cap Fund
                                                              FT VIP Franklin Small Cap Value Securities Fund
DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)                   FT VIP Mutual Shares Securities Fund
Delaware VIP Growth Opportunities Series                      FT VIP Templeton Foreign Securities Fund

                                                   (CONTINUING TO THE NEXT PAGE)

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               DATED MAY 1, 2002

(CONT.)

INVESCO VARIABLE INVESTMENT FUNDS, INC.                       PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
INVESCO VIF Health Sciences Fund                              Pioneer Emerging Markets VCT Portfolio
JANUS ASPEN SERIES (SERVICE SHARES)                           Pioneer Real Estate Shares VCT Portfolio
Janus Aspen Growth Portfolio                                  SCUDDER VARIABLE SERIES II
Janus Aspen Growth and Income Portfolio                       Scudder Technology Growth Portfolio
MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SM)        SVS Dreman Financial Services Portfolio
(SERVICE CLASS)                                               T. ROWE PRICE INTERNATIONAL SERIES, INC.
MFS-Registered Trademark- Mid Cap Growth Series               T. Rowe Price International Stock Portfolio
MFS-Registered Trademark- New Discovery Series
MFS-Registered Trademark- Total Return Series
MFS-Registered Trademark- Utilities Series
OPPENHEIMER VARIABLE ACCOUNT FUNDS
(SERVICE SHARES)
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Multiple Strategies Fund/VA

The Company's General Account will support the Fixed Income Option.

The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. They may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You may also contact the Company directly to find out more about these annuity contracts.

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         5
SUMMARY OF FEES AND EXPENSES................................         7
SUMMARY OF CONTRACT FEATURES................................        16
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        20
INVESTMENT OBJECTIVES AND POLICIES..........................        23
PERFORMANCE INFORMATION.....................................        27
DESCRIPTION OF THE CONTRACT.................................        29
  SINGLE PURCHASE PAYMENT...................................        29
  RIGHT TO CANCEL...........................................        30
  ELECTING THE ANNUITY INCOME DATE..........................        30
  CHOOSING AN INCOME OPTION.................................        30
  DESCRIPTION OF ANNUITY BENEFIT OPTIONS....................        31
  VARIABLE ANNUITY PAYMENTS.................................        32
        Net Investment Factor...............................        32
        The Annuity Unit and Annuity Unit Value.............        32
        Determination of First Annuity Payment..............        32
        Determination of the Number of Annuity Units........        33
        Dollar Amount of First Variable Annuity Payment.....        33
        Dollar Amount of Subsequent Variable Annuity
        Payments............................................        33
        Payment of Annuity Payments.........................        33
  TELEPHONE TRANSACTIONS PRIVILEGE..........................        33
  TRANSFERS OF ANNUITY UNITS................................        34
        Automatic Account Rebalancing.......................        34
  WITHDRAWALS...............................................        34
        Calculation of Proportionate Reduction..............        36
        Calculation of Present Value........................        37
  DEATH BENEFIT.............................................        38
        Death of an Owner or an Annuitant Before the Annuity
        Income Date.........................................        38
        Payment of the Death Benefit........................        38
        The Spouse of the Deceased Owner as Beneficiary.....        38
        Death of the Owner or the Annuitant After the
        Annuity Income Date.................................        38
  GENERAL RESTRICTIONS ON PAYMENTS..........................        38
  ASSIGNMENT................................................        38
  NORRIS DECISION...........................................        39
CHARGES AND DEDUCTIONS......................................        40
  VARIABLE ACCOUNT DEDUCTIONS...............................        40
        Mortality and Expense Risk Charge...................        40
        Administrative Expense Charge.......................        40
        Expenses of the Underlying Funds....................        40
  PREMIUM TAXES.............................................        40
  TRANSFER CHARGE...........................................        41
  WITHDRAWAL ADJUSTMENT CHARGE..............................        41
FEDERAL TAX CONSIDERATIONS..................................        42
  ANNUITY CONTRACTS IN GENERAL..............................        42
  TAX ON ANNUITY PAYMENTS...................................        42
  TAX ON WITHDRAWALS........................................        42
        Withdrawals Before the Annuity Income Date..........        42
        Withdrawals After the Annuity Income Date...........        43
  EXCHANGES.................................................        43
  TAX WITHHOLDING...........................................        43

  DIVERSIFICATION AND CONTROL OF UNDERLYING ASSETS..........        44
STATEMENTS AND REPORTS......................................        44
LOANS.......................................................        44
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        44
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        45
VOTING RIGHTS...............................................        45
DISTRIBUTION................................................        45
LEGAL MATTERS...............................................        46
FURTHER INFORMATION.........................................        46
APPENDIX A -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND
 PAYMENT WITHDRAWALS........................................       A-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         4
SERVICES....................................................         4
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS....................................         5
EXCHANGE OFFER..............................................         5
PERFORMANCE INFORMATION.....................................         9
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ANNUITANT: the person who must be alive for annuity payments to be made (unless payments are guaranteed). Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants. In contrast, the person to whom annuity payments are made is the Owner (or a person requested by the Owner). The Annuitant and the Owner may be the same individual.

ANNUITY INCOME DATE: the date annuity payments begin. The Annuity Income Date must be within twelve months of the Contract's Issue Date.

ANNUITY UNIT: a measure used to calculate annuity payments under a Variable Income Option.

ASSUMED INVESTMENT RETURN (AIR): used to calculate the initial variable annuity payment and to determine how the payment will change over time in response to the investment performance of the selected Sub-Accounts.

BENEFICIARY: the person, persons or entity entitled to the Death Benefit upon the death of the Owner prior to the Annuity Income Date or remaining annuity payments, if any, upon the death of the Owner on or after the Annuity Income Date.

CHANGE FREQUENCY: the frequency (monthly, quarterly, semi-annually or annually) that the dollar value of an annuity payment under a Variable Income Option will change due to investment performance.

COMPANY (WE, US OR OUR): Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except New York) or First Allmerica Financial Life Insurance Company (in New York).

CONTRACT VALUE: the Present Value of all future and/or remaining annuity payments. (See the section entitled "Present Value Determination").

CONTRACT YEAR: a period of twelve consecutive months starting on the Contract's Issue Date or on any anniversary of the Issue Date.

DATE OF FIRST CHANGE: the date on which your variable annuity payment will change in value for the first time.

FIXED INCOME OPTION: an income option with annuity payments that are fixed in amount (unless a withdrawal is taken or as a result of the death of the first Joint Annuitant).

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

ISSUE DATE: the date the Contract is issued and the date that is used to determine Contract days, Contract months, Contract years and anniversaries.

NET PAYMENT: the Single Purchase Payment less any premium tax.

OWNER (YOU OR YOUR): the person, persons (Joint Owners) or entity entitled to exercise the rights and privileges under this Contract. Unless otherwise indicated, any reference to You and Your shall include Joint Owners.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

UNDERLYING FUND (FUNDS): an investment portfolio of Allmerica Investment Trust ("AIT"), a corresponding fund of AIM Variable Insurance Funds ("AIM"), a corresponding portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance"), a corresponding series of Delaware VIP Trust ("Delaware VIP"), a corresponding fund of Eaton Vance Variable Trust ("EVVT"), a corresponding portfolio of the Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a corresponding portfolio of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), a corresponding portfolio of Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), a corresponding fund of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), a corresponding fund of INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), a corresponding portfolio of Janus Aspen Series ("Janus Aspen"), a corresponding series of MFS Variable Insurance Trust (the "MFS Trust"), a corresponding fund of Oppenheimer Variable Account Funds ("Oppenheimer"), a corresponding portfolio of Pioneer Variable Contracts Trust ("Pioneer VCT"), a corresponding portfolio of Scudder Variable Series II ("SVS"), or a corresponding portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").

VALUATION DATE: a day on which the net asset value of the unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD: a period used in measuring the investment experience of a Sub-Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT: one of our separate accounts, which we call Separate Account VA-K, consisting of assets segregated from our other assets. The investment performance of the assets of each of our separate accounts (and, under the Contract, each Sub-Account) is determined separately from our other assets and the assets are not chargeable with liabilities arising out of any other business which we may conduct.

VARIABLE INCOME OPTION: an income option providing for annuity payments varying in amount in accordance with the investment experience of the Underlying Funds selected.

VARIABLE INCOME OPTION RATE: the factor applied to the portion of the Net Payment allocated to the Variable Income Option and used to determine the number of Annuity Units in each annuity payment. The factor takes into account the Issue Date, the Annuity Income Date, annuity benefit option, the Assumed Investment Return, the Change Frequency and Date of First Change.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the Allmerica Immediate Advantage Variable Annuity Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, including (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Funds. Contract charges including the annual Sub-Account expenses are specified under the terms of the Contract. Annual Fund expenses are not fixed or specified under the terms of the Contract and will vary from year to year. In addition to the charges and expenses described below, premium taxes are applicable in some states and deducted as described under "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.

                                                                   CHARGE
(1) CONTRACT CHARGES:                                              ------
                                                                    None
TRANSFER CHARGE:
  We currently do not charge for processing transfers and
  guarantee that the first 12 transfers in a Contract year
  will not be subject to a transfer charge. For each
  subsequent transfer, we reserve the right to assess a
  charge, guaranteed never to exceed $25, to reimburse us
  for the costs of processing the transfer.

WITHDRAWAL ADJUSTMENT CHARGE:
  After the Issue Date, you may request withdrawals, which will result in a calculation by the Company of the Present
  Value of future annuity payments. For withdrawals taken within 5 years from the Issue Date, the Assumed Investment
  Return ("AIR") you have chosen (in the case of a Variable
  Income Option) or the interest rate (in the case of a Fixed Income Option) used to determine the Present Value is increased by a Withdrawal Adjustment Charge in the following manner:

ADJUSTMENT TO AIR OR INTEREST RATE:
    If 15 or more years of annuity payments are being              1.00%
      valued, the increase is
    If 10-14 years of annuity payments are being valued, the       1.50%
      increase is
    If less than 10 years of annuity payments are being            2.00%
      valued, the increase is

  The increase to the AIR or interest rate used to determine the Present Value results in a greater proportionate reduction in the number of Annuity Units (under a variable income option) or dollar amount (under a fixed income option), than if the increase had not been made. Because each variable annuity payment is determined by multiplying the number of Annuity Units by the value of an Annuity
  Unit, the reduction in the number of Annuity Units will result in lower future variable annuity payments. See
  "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT for additional information.

(2) ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
  (on an annual basis as a percentage of average daily net
  assets)
  MORTALITY AND EXPENSE RISK CHARGE:                               1.25%
  ADMINISTRATIVE EXPENSE CHARGE:                                   0.20%
                                                                   ------
  TOTAL ANNUAL EXPENSES:                                           1.45%

(3) ANNUAL UNDERLYING FUND EXPENSES:

Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 2001, as adjusted for any material changes. THE UNDERLYING FUND INFORMATION BELOW WAS PROVIDED BY THE UNDERLYING FUNDS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.

                                                                                                       TOTAL FUND
                                          MANAGEMENT FEE                      OTHER EXPENSES            EXPENSES
                                            (AFTER ANY        FEES UNDER    (AFTER ANY WAIVERS/    (AFTER ANY WAIVERS/
UNDERLYING FUND                         VOLUNTARY WAIVERS)   12B-1 PLANS*     REIMBURSEMENTS)        REIMBURSEMENTS)
---------------                         ------------------   ------------   -------------------   ---------------------
AIT Core Equity Fund (Service
 Shares)..............................        0.55%              0.15%             0.06%          0.76%(1)(2)
AIT Equity Index Fund (Service
 Shares)..............................        0.28%              0.15%             0.06%          0.49%(1)(2)
AIT Government Bond Fund (Service
 Shares)..............................        0.50%              0.15%             0.08%          0.73%(1)
AIT Money Market Fund (Service
 Shares)..............................        0.31%              0.15%             0.05%          0.51%(1)
AIT Select Aggressive Growth Fund
 (Service Shares).....................        0.83%              0.15%             0.07%          1.05%(1)(2)
AIT Select Capital Appreciation Fund
 (Service Shares).....................        0.88%              0.15%             0.06%          1.09%(1)(2)
AIT Select Emerging Markets Fund
 (Service Shares).....................        1.35%              0.15%             0.34%          1.84%(1)(2)
AIT Select Growth Fund (Service
 Shares)..............................        0.79%              0.15%             0.06%          1.00%(1)(2)
AIT Select Growth and Income Fund
 (Service Shares).....................        0.68%              0.15%             0.05%          0.88%(1)(2)
AIT Select International Equity Fund
 (Service Shares).....................        0.89%              0.15%             0.12%          1.16%(1)(2)
AIT Select Investment Grade Income
 Fund (Service Shares)................        0.41%              0.15%             0.06%          0.62%(1)
AIT Select Strategic Growth Fund
 (Service Shares).....................        0.85%              0.15%             0.29%          1.29%(1)
AIT Select Strategic Income Fund
 (Service Shares).....................        0.58%              0.15%             0.39%          1.12%(1)
AIT Select Value Opportunity Fund
 (Service Shares).....................        0.87%              0.15%             0.05%          1.07%(1)(2)
AIM V.I. Aggressive Growth Fund
 (Series I Shares)....................        0.80%              0.00%             0.41%          1.21%(3)
AIM V.I. Blue Chip Fund (Series I
 Shares)..............................        0.75%              0.00%             0.51%          1.26%(3)
AIM V.I. Premier Equity Fund
 (Series I Shares)....................        0.60%              0.00%             0.25%          0.85%(3)
AIM V.I. Basic Value Fund (Series II
 Shares)..............................        0.73%              0.15%             0.57%          1.45%(3)(4)
AIM V.I. Capital Development Fund
 (Series II Shares)...................        0.75%              0.25%             0.41%          1.41%(3)
AllianceBernstein Small Cap Value
 Portfolio (Class B)..................        0.25%              0.25%             0.95%          1.45%(5)
AllianceBernstein Value Portfolio
 (Class B)............................        0.25%              0.25%             0.95%          1.45%(5)
Alliance Growth and Income Portfolio
 (Class B)............................        0.63%              0.25%             0.04%          0.92%
Alliance Premier Growth Portfolio
 (Class B)............................        1.00%              0.25%             0.04%          1.29%
Alliance Technology Portfolio
 (Class B)............................        1.00%              0.25%             0.08%          1.33%
Delaware VIP Growth Opportunities
 Series (Service Class)...............        0.75%              0.15%             0.12%          1.02%(6)
Delaware VIP International Value
 Equity Series........................        0.84%              0.00%             0.16%          1.00%(7)
Eaton Vance VT Floating-Rate Income
 Fund.................................        0.58%              0.25%             0.50%          1.33%(8)

                                                                                                       TOTAL FUND
                                          MANAGEMENT FEE                      OTHER EXPENSES            EXPENSES
                                            (AFTER ANY        FEES UNDER    (AFTER ANY WAIVERS/    (AFTER ANY WAIVERS/
UNDERLYING FUND                         VOLUNTARY WAIVERS)   12B-1 PLANS*     REIMBURSEMENTS)        REIMBURSEMENTS)
---------------                         ------------------   ------------   -------------------   ---------------------
Fidelity VIP Equity-Income
 Portfolio............................        0.48%              0.00%             0.10%          0.58%(9)
Fidelity VIP Growth Portfolio.........        0.58%              0.00%             0.10%          0.68%(9)
Fidelity VIP High Income Portfolio....        0.58%              0.00%             0.13%          0.71%(9)
Fidelity VIP Overseas Portfolio.......        0.73%              0.00%             0.19%          0.92%(9)
Fidelity VIP II Asset Manager
 Portfolio............................        0.53%              0.00%             0.11%          0.64%(9)
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio (Service
 Class 2).............................        0.58%              0.25%             0.11%          0.94%(10)
Fidelity VIP III Growth Opportunities
 Portfolio (Service Class 2)..........        0.58%              0.25%             0.12%          0.95%(10)
Fidelity VIP III Mid Cap Portfolio
 (Service Class 2)....................        0.58%              0.25%             0.11%          0.94%(10)
Fidelity VIP III Value Strategies
 Portfolio (Service Class 2)..........        0.58%              0.25%             0.26%          1.09%(11)
FT VIP Franklin Growth and Income
 Securities Fund......................        0.48%              0.25%             0.03%          0.76%(12)(13)
FT VIP Franklin Large Cap Growth
 Securities Fund (Class 2)............        0.75%              0.25%             0.03%          1.03%(12)(13)
FT VIP Franklin Small Cap Fund
 (Class 2)............................        0.53%              0.25%             0.31%          1.09%(12)(14)
FT VIP Franklin Small Cap Value
 Securities Fund (Class 2)............        0.60%              0.25%             0.20%          1.05%(12)(14)
FT VIP Mutual Shares Securities Fund
 (Class 2)............................        0.60%              0.25%             0.19%          1.04%(12)
FT VIP Templeton Foreign Securities
 Fund (Class 2).......................        0.69%              0.25%             0.22%          1.16%(12)(13)
INVESCO VIF Health Sciences Fund......        0.75%              0.00%             0.31%          1.06%(15)
Janus Aspen Growth Portfolio (Service
 Shares)..............................        0.65%              0.25%             0.01%          0.91%(16)
Janus Aspen Growth and Income
 Portfolio (Service Shares)...........        0.65%              0.25%             0.05%          0.95%(16)
MFS-Registered Trademark- Mid Cap
 Growth Series (Service Class)........        0.75%              0.25%             0.15%          1.15%(17)(18)
MFS-Registered Trademark- New
 Discovery Series (Service Class).....        0.90%              0.25%             0.16%          1.31%(17)(18)
MFS-Registered Trademark- Total Return
 Series (Service Class)...............        0.75%              0.25%             0.14%          1.14%(17)
MFS-Registered Trademark- Utilities
 Series (Service Class)...............        0.75%              0.25%             0.18%          1.18%(17)
Oppenheimer Capital Appreciation
 Fund/VA (Service Shares).............        0.64%              0.25%             0.02%          0.91%(19)
Oppenheimer Global Securities Fund/VA
 (Service Shares).....................        0.64%              0.25%             0.06%          0.95%(19)
Oppenheimer High Income Fund/VA
 (Service Shares).....................        0.74%              0.25%             0.07%          1.06%(19)
Oppenheimer Main Street Growth &
 Income Fund/VA (Service Shares)......        0.68%              0.25%             0.05%          0.98%(19)
Oppenheimer Multiple Strategies
 Fund/VA (Service Shares).............        0.72%              0.25%             0.04%          1.01%(19)(20)
Pioneer Emerging Markets VCT Portfolio
 (Class II)...........................        0.09%              0.25%             1.56%          1.90%(21)
Pioneer Real Estate Shares VCT
 Portfolio (Class II).................        0.80%              0.25%             0.47%          1.52%
Scudder Technology Growth Portfolio...        0.74%              0.00%             0.07%          0.81%(22)
SVS Dreman Financial Services
 Portfolio............................        0.75%              0.00%             0.11%          0.86%(22)
T. Rowe Price International Stock
 Portfolio............................        1.05%              0.00%             0.00%          1.05%(23)

*These expenses are fees paid by the Underlying Funds under 12b-1 plans. In addition to receiving all or part of the fees listed in the table, the Company may also receive service fees from the investment advisers or other service providers of certain Underlying Funds for providing various services to Contract owners. Currently the Company receives services fees ranging from 0.10% to 0.25% of the aggregate net asset value of assets held in the Separate Account with respect to such Underlying Funds.

(1)Each Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the 1940 Act "12b-1 Plan" that permits the Funds to pay marketing and other fees to support the sale and distribution of the Fund's shares and certain services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of a Fund's average daily net assets. The 12b-1 Plan has been implemented at an initial rate of 0.15 percent of average daily net assets.

Through December 31, 2002, Allmerica Financial Investment Management Services, Inc. "AFIMS" has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund, and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund, and AIT Government Bond Fund, and 0.60% for AIT Equity Index Fund and AIT Money Market Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2001.

In addition, through December 31, 2002, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.

Through December 31, 2002, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at any time.

(2)These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. These amounts have not been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 0.73% for AIT Core Equity Fund, 0.47% for AIT Equity Index Fund, 1.02% for AIT Select Aggressive Growth Fund, 1.08% for AIT Select Capital Appreciation Fund, 1.74% for AIT Select Emerging Markets Fund, 0.93% for AIT Select Growth Fund, 0.87% for AIT Select Growth and Income Fund,1.14% for AIT Select International Equity Fund, and 1.02% for AIT Select Value Opportunity Fund.

(3)Except as otherwise noted, figures shown in the table are for the year ended December 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4)The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Annual Fund Operating Expenses to 1.45%.

Total Annual Fund Operating Expenses before waivers and reimbursements for AIM V.I. Basic Value Fund Series II was 1.55%.

(5)As of May 1, 2002, the investment Advisor of AllianceBernstein Small Cap Value Portfolio and AllianceBernstein Value Portfolio agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit Total Operating Expenses on an annual basis to 1.45% of the average daily net assets. Absent any waiver or reimbursement the Total Operating Expenses would have been 3.17% for AllianceBernstein Small Cap Value Portfolio and 2.47% for AllianceBernstein Value Portfolio.

(6)Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware Management Company ("DMC"), has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.90%.

(7)Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware International Advisers Ltd., ("DIAL") has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 1.00%. Without such arrangement, the Total Operating Expenses for the fiscal year 2001 were 1.01% for Delaware VIP International Value Equity Series.

(8)As adjusted for material changes.

(9)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions total operating expenses were: 0.57% for Fidelity VIP Equity-Income Portfolio, 0.65% for Fidelity VIP Growth Portfolio, 0.87% for VIP Fidelity Overseas Portfolio, 0.63% for VIP II Fidelity Asset Manager Portfolio, and 0.70% for Fidelity VIP High Income Portfolio.

(10)Actual annual service class 2 operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions total operating expenses were:
0.90% for Fidelity VIP II Contrafund-Registered Trademark- Portfolio, 0.88% for Fidelity VIP III Mid Cap Portfolio, and 0.93% Fidelity VIP III Growth Opportunities Portfolio.

(11)The portfolio commenced operations on February 20, 2002. Management Fee and Other Expenses are estimated.

Effective February 20, 2002, Fidelity Management & Research Company ("FMR") has voluntarily agreed to reimburse the Service Class 2 to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

(12)The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(13)The Fund administration fee is paid indirectly through the management fee.

(14)For FT VIP Franklin Small Cap Fund, FT VIP Franklin Small Cap Value Securities Fund, and FT VIP Templeton Foreign Securities Fund, the managers had agreed in advance to make estimated reductions of 0.08%, 0.03% and 0.01%, respectively, of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Including these reductions, the Total Annual Fund Operating Expenses are estimated to be 1.01%, 1.02% and 1.15%, respectively.

(15)The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(16)Expenses are based upon expenses for the year ended December 31, 2001. All Expenses are shown without the effect of any expense offset arrangements.

Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(17)Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (These fees are referred to as distribution fees).

MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark- Total Return Series and MFS-Registered Trademark- Utilities Series have an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expense of the series. Had these fee reductions been taken into account, "Total Expenses" would be lower for these series and would equal: 1.15% for MFS-Registered Trademark- Mid Cap Growth Series, 1.30% for MFS-Registered Trademark- New Discovery Series, 1.13% for MFS-Registered Trademark- Total Return Series and 1.17% for MFS-Registered Trademark- Utilities Series.

(18)MFS has contractually agreed, subject to reimbursement, to bear the MFS-Registered Trademark- Mid Cap Growth Series and MFS-Registered Trademark-New Discovery Series expenses such that "Other Expenses (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least
May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Absent this reimbursement Total Expenses would have been higher and would equal: 1.34% for MFS-Registered Trademark- New Discovery Series and 1.20% for MFS-Registered Trademark- Mid Cap Growth Series.

(19)Effective May 1, 2002, 12b-1 fees are 0.25%.

(20)The Fund is expected to launch on or about May 1, 2002. Expenses are estimated.

(21)Fees and expenses reflect waivers/reimbursements currently applicable to the portfolio. Pioneer Investment Management, Inc. ("Pioneer") has agreed voluntarily through December 31, 2002 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares of the Pioneer Emerging Markets VCT Portfolio to 1.75% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. For the fiscal year ended December 31, 2001, assuming no voluntary limitations, total expenses attributable to Class II shares as a percentage of average daily net assets were 4.12% for the Pioneer Emerging Markets VCT Portfolio. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to the portfolio. This limitation/waiver may be terminated with notice.

(22)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS Dreman Financial Services (0.99%) and Scudder Technology Growth (0.95%).

(23)Management Fees include ordinary, recurring operating expenses.

Expense limitations described above may not include extraordinary expenses, such as litigation.

EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples also assume the Underlying Fund expenses, including any waivers/reimbursements, listed above remain the same in each of the 1, 3, 5 and 10-year intervals. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND IS NOT A REPRESENTATION OF PAST OR FUTURE RETURNS.

Table (1) If you do not surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming the election of a 10-year period certain option, a 3% AIR and a 5% annual return on assets:


FUNDS                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----                                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $22        $62        $ 94       $135
AIT Equity Index Fund......................................    $19        $54        $ 82       $118
AIT Government Bond Fund...................................    $22        $61        $ 93       $133
AIT Money Market Fund......................................    $20        $55        $ 83       $120
AIT Select Aggressive Growth Fund..........................    $25        $70        $106       $152
AIT Select Capital Appreciation Fund.......................    $25        $71        $108       $155
AIT Select Emerging Markets Fund...........................    $33        $92        $140       $201
AIT Select Growth Fund.....................................    $24        $68        $104       $149
AIT Select Growth and Income Fund..........................    $23        $65        $ 99       $142
AIT Select International Equity Fund.......................    $26        $73        $111       $159
AIT Select Investment Grade Income Fund....................    $21        $58        $ 88       $126
AIT Select Strategic Growth Fund...........................    $27        $76        $116       $167
AIT Select Strategic Income Fund...........................    $26        $72        $109       $157
AIT Select Value Opportunity Fund..........................    $25        $70        $107       $154
AIM V.I. Aggressive Growth Fund............................    $27        $74        $113       $162
AIM V.I. Blue Chip Fund....................................    $27        $75        $115       $165
AIM V.I. Premier Equity Fund...............................    $23        $64        $ 98       $140
AIM V.I. Basic Value Fund..................................    $29        $81        $123       $177
AIM V.I. Capital Development Fund..........................    $29        $80        $121       $174
AllianceBernstein Small Cap Value Portfolio................    $29        $81        $123       $177
AllianceBernstein Value Portfolio..........................    $29        $81        $123       $177
Alliance Growth and Income Portfolio.......................    $24        $66        $101       $145
Alliance Premier Growth Portfolio..........................    $27        $76        $116       $167
Alliance Technology Portfolio..............................    $28        $77        $118       $170
Delaware VIP Growth Opportunities Series...................    $25        $69        $105       $151
Delaware VIP International Value Equity Series.............    $24        $68        $104       $149
Eaton Vance VT Floating-Rate Income Fund...................    $28        $77        $118       $170
Fidelity VIP Equity-Income Portfolio.......................    $20        $57        $ 86       $124
Fidelity VIP Growth Portfolio..............................    $21        $59        $ 90       $130
Fidelity VIP High Income Portfolio.........................    $22        $60        $ 92       $132
Fidelity VIP Overseas Portfolio............................    $24        $66        $101       $145
Fidelity VIP II Asset Manager Portfolio....................    $21        $58        $ 89       $127
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $24        $67        $101       $146
Fidelity VIP III Growth Opportunities Portfolio............    $24        $67        $102       $146
Fidelity VIP III Mid Cap Portfolio.........................    $24        $67        $101       $146
Fidelity VIP III Value Strategies Portfolio................    $25        $71        $108       $155
FT VIP Franklin Growth and Income Securities Fund..........    $22        $62        $ 94       $135

FUNDS                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----                                                        --------   --------   --------   --------
FT VIP Franklin Large Cap Growth Securities Fund...........    $25        $69        $105       $151
FT VIP Franklin Small Cap Fund.............................    $25        $71        $108       $155
FT VIP Franklin Small Cap Value Securities Fund............    $25        $70        $106       $152
FT VIP Mutual Shares Securities Fund.......................    $25        $69        $106       $152
FT VIP Templeton Foreign Securities Fund...................    $26        $73        $111       $159
INVESCO VIF Health Sciences Fund...........................    $25        $70        $107       $153
Janus Aspen Growth Portfolio...............................    $24        $66        $100       $144
Janus Aspen Growth and Income Portfolio....................    $24        $67        $102       $146
MFS-Registered Trademark- Mid Cap Growth Series............    $26        $72        $110       $159
MFS-Registered Trademark- New Discovery Series.............    $28        $77        $117       $168
MFS-Registered Trademark- Total Return Series..............    $26        $72        $110       $158
MFS-Registered Trademark- Utilities Series.................    $26        $73        $112       $160
Oppenheimer Capital Appreciation Fund/VA...................    $24        $66        $100       $144
Oppenheimer Global Securities Fund/VA......................    $24        $67        $102       $146
Oppenheimer High Income Fund/VA............................    $25        $70        $107       $153
Oppenheimer Main Street Growth & Income Fund/VA............    $24        $68        $103       $148
Oppenheimer Multiple Strategies Fund/VA....................    $25        $69        $104       $150
Pioneer Emerging Markets VCT Portfolio.....................    $33        $93        $142       $204
Pioneer Real Estate Shares VCT Portfolio...................    $30        $83        $126       $181
Scudder Technology Growth Portfolio........................    $23        $63        $ 96       $138
SVS Dreman Financial Services Portfolio....................    $23        $64        $ 98       $141
T. Rowe Price International Stock Portfolio................    $25        $70        $106       $152

Table (2) If you surrender* your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming the election of a 10 year period certain option, a 3% AIR, and a 5% net annual return on assets:

FUNDS                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----                                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $ 94       $109       $120       $135
AIT Equity Index Fund......................................    $ 91       $102       $109       $118
AIT Government Bond Fund...................................    $ 94       $108       $119       $133
AIT Money Market Fund......................................    $ 92       $102       $110       $120
AIT Select Aggressive Growth Fund..........................    $ 97       $117       $132       $152
AIT Select Capital Appreciation Fund.......................    $ 97       $118       $134       $155
AIT Select Emerging Markets Fund...........................    $105       $139       $166       $201
AIT Select Growth Fund.....................................    $ 97       $116       $130       $149
AIT Select Growth and Income Fund..........................    $ 95       $112       $125       $142
AIT Select International Equity Fund.......................    $ 98       $120       $137       $159
AIT Select Investment Grade Income Fund....................    $ 93       $105       $114       $126
AIT Select Strategic Growth Fund...........................    $ 99       $124       $143       $167
AIT Select Strategic Income Fund...........................    $ 98       $119       $135       $157
AIT Select Value Opportunity Fund..........................    $ 97       $118       $133       $154
AIM V.I. Aggressive Growth Fund............................    $ 99       $122       $139       $162
AIM V.I. Blue Chip Fund....................................    $ 95       $112       $124       $140
AIM V.I. Premier Equity Fund...............................    $101       $127       $148       $174
AIM V.I. Basic Value Fund..................................    $ 99       $123       $141       $165
AIM V.I. Capital Development Fund..........................    $101       $128       $149       $177
AllianceBernstein Small Cap Value Portfolio................    $101       $128       $149       $177
AllianceBernstein Value Portfolio..........................    $101       $128       $149       $177
Alliance Growth and Income Portfolio.......................    $ 96       $114       $127       $145
Alliance Premier Growth Portfolio..........................    $ 99       $124       $143       $167
Alliance Technology Portfolio..............................    $100       $125       $144       $170

FUNDS                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----                                                        --------   --------   --------   --------
Delaware VIP Growth Opportunities Series...................    $ 97       $116       $131       $151
Delaware VIP International Value Equity Series.............    $ 97       $116       $130       $149
Eaton Vance VT Floating-Rate Income Fund...................    $100       $125       $144       $170
Fidelity VIP Equity-Income Portfolio.......................    $ 92       $104       $113       $124
Fidelity VIP Growth Portfolio..............................    $ 93       $107       $117       $130
Fidelity VIP High Income Portfolio.........................    $ 94       $108       $118       $132
Fidelity VIP Overseas Portfolio............................    $ 96       $114       $127       $145
Fidelity VIP II Asset Manager Portfolio....................    $ 93       $106       $115       $127
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $ 96       $114       $128       $146
Fidelity VIP III Growth Opportunities Portfolio............    $ 96       $114       $128       $146
Fidelity VIP III Mid Cap Portfolio.........................    $ 96       $114       $128       $146
Fidelity VIP III Value Strategies Portfolio................    $ 97       $118       $134       $155
FT VIP Franklin Growth and Income Securities Fund..........    $ 94       $109       $120       $135
FT VIP Franklin Large Cap Growth Securities Fund...........    $ 97       $117       $132       $151
FT VIP Franklin Small Cap Fund.............................    $ 97       $118       $134       $155
FT VIP Franklin Small Cap Value Securities Fund............    $ 97       $117       $132       $152
FT VIP Mutual Shares Securities Fund.......................    $ 97       $117       $132       $152
FT VIP Templeton Foreign Securities Fund...................    $ 98       $120       $137       $159
INVESCO VIF Health Sciences Fund...........................    $ 97       $117       $133       $153
Janus Aspen Growth Portfolio...............................    $ 96       $113       $127       $144
Janus Aspen Growth and Income Portfolio....................    $ 96       $114       $128       $146
MFS-Registered Trademark- Mid Cap Growth Series............    $ 98       $120       $137       $159
MFS-Registered Trademark- New Discovery Series.............    $100       $124       $144       $168
MFS-Registered Trademark- Total Return Series..............    $ 98       $120       $136       $158
MFS-Registered Trademark- Utilities Series.................    $ 98       $121       $138       $160
Oppenheimer Capital Appreciation Fund/VA...................    $ 96       $113       $127       $144
Oppenheimer Global Securities Fund/VA......................    $ 96       $114       $128       $146
Oppenheimer High Income Fund/VA............................    $ 97       $117       $133       $153
Oppenheimer Main Street Growth & Income Fund/VA............    $ 96       $115       $130       $148
Oppenheimer Multiple Strategies Fund/VA....................    $ 97       $116       $131       $150
Pioneer Emerging Markets VCT Portfolio.....................    $106       $141       $169       $204
Pioneer Real Estate Shares VCT Portfolio...................    $102       $130       $152       $181
Scudder Technology Growth Portfolio........................    $ 95       $110       $122       $138
SVS Dreman Financial Services Portfolio....................    $ 95       $112       $124       $141
T. Rowe Price International Stock Portfolio................    $ 97       $117       $132       $152

*A surrender is only available if the Payment for a Certain Number of Years option is elected.

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA IMMEDIATE ADVANTAGE VARIABLE ANNUITY?

The Allmerica Immediate Advantage Variable Annuity contract ("Contract") is an insurance contract designed to provide you, the Owner, with monthly annuity income during the lifetime of the Annuitant or Joint Annuitants, or for a period of years. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - A menu of investment options that you can customize to support your annuity payments;

    - Underlying Funds managed by experienced professional investment advisers;

    - Income that you can receive for life;

    - Access to your money through withdrawals; and

    - The ability to tailor your income stream by choosing from multiple annuity benefit options and selecting the first date the amount of your payments will change.

You may allocate your Net Payment to the Fixed Income Option or the Variable Income Option, or a combination of both. If you select the Variable Income Option, you may allocate your money to the Sub-Accounts investing in the Underlying Funds. You select the investment allocation most appropriate for your income needs. As those needs change, you may also change your allocation without incurring any tax consequences.

WHAT CHOICES DO I MAKE WHEN I PURCHASE THE CONTRACT?

At the time you apply for the Contract, you choose:

    - the Annuitant(s) and the Beneficiary(ies);

    - the date annuity payments begin, which must be within twelve months of the Contract's Issue Date;

    - the annuity benefit option;

    - whether you want variable annuity payments based on the investment performance of the Underlying Funds (the Variable Income Option), fixed annuity payments with payment amounts guaranteed by the Company (the Fixed Income Option), or a combination of fixed and variable annuity payments;

    - a Change Frequency, if you allocate any portion of the Net Payment to the Variable Income Option (and you may select the first date your annuity payment will change); and

    - one of the available Assumed Investment Returns ("AIR") if you allocate any portion of the Net Payment to the Variable Income Option. On the Annuity Income Date, you, or the payee you designate, will begin to receive income based on one of the several annuity benefit options available under the Contract.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except New York) or First Allmerica Financial Life Insurance Company (for contracts issued in New York). Each Contract has an Owner (or Joint Owners), an Annuitant (or Joint Annuitants) and one or more Beneficiaries.

The Annuitant is the person whose life is used to determine the duration of annuity payments involving a life contingency, unless payments are guaranteed for a certain number of years. The Beneficiary is the person, persons or entity entitled to the Death Benefit upon the death of the Owner prior to the Annuity Income Date or remaining annuity payments, if any, upon the death of the Owner on or after the Annuity Income Date. If the contract has Joint Owners and one Owner dies, the surviving Joint Owner is the primary Beneficiary.

HOW MUCH CAN I INVEST?

You may make a single purchase payment to the Contract. This payment is subject to a $75,000 minimum. The maximum single purchase payment is $5,000,000 without our prior approval. No additional payments may be made.

WHAT ARE MY INVESTMENT CHOICES?

You may allocate the Net Payment to the Fixed Income Option, the Variable Income Option, or a combination of both. Once selected, the Income Option may not be changed. If you select the Variable Income Option, you can allocate the Net Payment among the Sub-Accounts investing in the Underlying Funds.

VARIABLE INCOME OPTION: You have a choice of Sub-Accounts investing in the following Underlying Funds:

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)                   EATON VANCE VARIABLE TRUST
AIT Core Equity Fund                                          Eaton Vance VT Floating-Rate Income Fund
AIT Equity Index Fund
AIT Government Bond Fund                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIT Money Market Fund                                         Fidelity VIP Equity-Income Portfolio
AIT Select Aggressive Growth Fund                             Fidelity VIP Growth Portfolio
AIT Select Capital Appreciation Fund                          Fidelity VIP High Income Portfolio
AIT Select Emerging Markets Fund                              Fidelity VIP Overseas Portfolio
AIT Select Growth Fund
AIT Select Growth and Income Fund                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select International Equity Fund                          Fidelity VIP II Asset Manager Portfolio
AIT Select Investment Grade Income Fund
AIT Select Strategic Growth Fund                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select Strategic Income Fund                              (SERVICE CLASS 2)
AIT Select Value Opportunity Fund                             Fidelity VIP II Contrafund-Registered Trademark-
AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)                Portfolio
AIM V.I. Aggressive Growth Fund                               FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIM V.I. Blue Chip Fund                                       (SERVICE CLASS 2)
AIM V.I. Premier Equity Fund                                  Fidelity VIP III Growth Opportunities Portfolio
                                                              Fidelity VIP III Mid Cap Portfolio
AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)               Fidelity VIP III Value Strategies Portfolio
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund                             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                                              (CLASS 2)
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)        FT VIP Franklin Growth and Income Securities Fund
AllianceBernstein Small Cap Value Portfolio                   FT VIP Franklin Large Cap Growth Securities Fund
AllianceBernstein Value Portfolio                             FT VIP Franklin Small Cap Fund
Alliance Growth and Income Portfolio                          FT VIP Franklin Small Cap Value Securities Fund
Alliance Premier Growth Portfolio                             FT VIP Mutual Shares Securities Fund
Alliance Technology Portfolio                                 FT VIP Templeton Foreign Securities Fund
DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)                   INVESCO VARIABLE INVESTMENT FUNDS, INC.
Delaware VIP Growth Opportunities Series                      INVESCO VIF Health Sciences Fund
DELAWARE GROUP PREMIUM FUND                                   JANUS ASPEN SERIES (SERVICE SHARES)
Delaware VIP International Value Equity Series                Janus Aspen Growth Portfolio
                                                              Janus Aspen Growth and Income Portfolio

                                                   (CONTINUING TO THE NEXT PAGE)

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SM)        PIONEER VARIABLE CONTRACTS TRUST
(SERVICE CLASS)                                               (CLASS II)
MFS-Registered Trademark- Mid Cap Growth Series               Pioneer Emerging Markets VCT Portfolio
MFS-Registered Trademark- New Discovery Series                Pioneer Real Estate Shares VCT Portfolio
MFS-Registered Trademark- Total Return Series
MFS-Registered Trademark- Utilities Series                    SCUDDER VARIABLE SERIES II
                                                              Scudder Technology Growth Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)           SVS Dreman Financial Services Portfolio
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA                         T. ROWE PRICE INTERNATIONAL SERIES, INC.
Oppenheimer High Income Fund/VA                               T. Rowe Price International Stock Portfolio
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Multiple Strategies Fund/VA

Each Underlying Fund operates pursuant to different investment objectives. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

FIXED INCOME OPTION: If you select the Fixed Income Option, your money will be supported by the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account.

CAN I MAKE TRANSFERS AMONG THE VARIABLE SUB-ACCOUNTS?

If you select the Variable Income Option, you may transfer among the Sub-Accounts investing in the Underlying Funds. You will incur no current taxes on transfers while your money remains in the Contract. SEE "TRANSFERS OF ANNUITY UNITS" under DESCRIPTION OF THE CONTRACT.

The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. The automatic rebalancing under an Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of transfer charge in each Contract year. Each subsequent automatic rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

WHAT IF I NEED TO MAKE A WITHDRAWAL?

You have the right to make withdrawals after the Annuity Income Date. The type of withdrawal and the number of withdrawals that may be made each calendar year depends upon whether the annuity benefit option is based upon the life of one or more Annuitants with no guaranteed payments (a "Life Annuity" option), under a life annuity benefit option that in part provides for a guaranteed number of payments (a "Life Annuity with Payment for a Certain Number of Years" or "Life Annuity with Cash Back" option), or an annuity benefit option based on a guaranteed number of payments (a "Payment for a Certain Number of Years" option). Under a Life Annuity option, the Owner may make one Payment Withdrawal each calendar year. Under a Life Annuity with Payment for a Certain Number of Years or a Life Annuity with Cash Back option, the Owner may make one Payment Withdrawal and one Present Value Withdrawal in each calendar year. Under a Payment for a Certain Number of Years option, the Owner may make multiple Present Value Withdrawals each calendar year. For more information, see "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT.

WHAT HAPPENS UPON DEATH OF THE OWNER OR THE ANNUITANT?

Before the Annuity Income Date, if an Owner or an Annuitant dies, a death benefit will be paid.

After the Annuity Income Date, if an Owner or an Annuitant dies, we will continue to pay remaining annuity payments, if any, in accordance with the terms of the annuity benefit option selected. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

We will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each Fund. The Funds will incur certain management fees and expenses that are described in "Expenses of the Underlying Funds" under "VARIABLE ACCOUNT DEDUCTIONS" and in the Fund prospectuses accompanying this Prospectus. These charges vary among the Underlying Funds and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES.

Depending upon the state in which you live, a deduction for state and local premium taxes, if any, may be made as described under "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.

You may request a withdrawal after the Annuity Income Date. Any withdrawals will result in a calculation by the Company of the present value of future annuity payments. For withdrawals taken within 5 years from the Issue date, an adjustment is made to the Assumed Investment Return ("AIR") you have chosen (in the case of a Variable Income Option) and/or the interest rate (in the case of a Fixed Income Option) used to calculate the present value of the future annuity payments.

The adjustment to the AIR or the interest rate used to determine the Present Value results in lower future annuity payments than if the adjustment had not been made. See "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT for additional information.

For more information regarding the charges applied to your Contract, see CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ninety days of receipt, the Contract will be canceled. See the "Right to Examine" provision on the cover of your Contract. If you cancel the Contract within ninety days after you received it, you will receive a refund of the Contract Value on the date the Contract is returned to us, plus any premium tax deducted on the Issue Date. However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), and if you return the Contract within ten days after you have received it, you will receive a refund of the Single Purchase Payment less any annuity payments made and/or withdrawals taken. See "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may change the Beneficiary, unless you have designated a Beneficiary irrevocably;

    - You may change the person(s) you have designated to receive your annuity payments;

    - If you selected the Variable Income Option, you may make transfers among your current investments without any tax consequences;

    - You may make withdrawals; and

    - You may cancel the Contract within ninety days of delivery.

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS,
                    AND THE UNDERLYING INVESTMENT COMPANIES

THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, Allmerica Financial had over $17.9 billion in assets and over $26.9 billion of life insurance in force. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company that, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2001, First Allmerica and its subsidiaries had over $24.3 billion in combined assets and over $38.1 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.

First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both Allmerica Financial and First Allmerica are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNTS. Each Company maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of its Board of Directors on November 1, 1990. The Variable Account of First Allmerica was authorized by vote of its Board of Directors on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts or the Company by the SEC.

Separate Account VA-K is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of our general business, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are our obligations. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

We reserve the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. We also offer other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

THE UNDERLYING INVESTMENT COMPANIES

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("the Trust") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other insurance companies. Fourteen investment portfolios ("Funds") of AIT are currently available under the Contract.

Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as investment manager of the Trust. Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and Trustees in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey"). Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.

AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AIM"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Development Fund, and the AIM V.I. Premier Equity Fund is A I M Advisors, Inc. ("AIM Advisors"). AIM Advisors was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Five of its separate investment portfolios are currently available under the Contract. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

DELAWARE VIP TRUST. Delaware VIP Trust ("Delaware VIP"), previously a Maryland Corporation organized on February 19, 1987 and reorganized as a Delaware business trust on December 15, 1999, is an open-end management investment company registered with the SEC under the 1940 Act. Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the Delaware VIP Growth Opportunities Series. The investment advisor for the Delaware VIP International Value Equity Series is Delaware International Advisers Ltd. ("DIAL").

EATON VANCE VARIABLE TRUST. Eaton Vance Variable Trust is an open-end management investment company organized as a Massachusetts business trust on August 14, 2000 and registered with the SEC under the 1940 Act. Eaton Vance Management ("Eaton Vance"), 255 State Street, Boston, Massachusetts, manages the Eaton Vance VT Floating-Rate Income Fund.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the
Contract: Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, and Fidelity VIP Overseas Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. Two of its investment portfolios is available under the Contract: the Fidelity VIP II Asset Manager Portfolio and Fidelity VIP II Contrafund-Registered Trademark- Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the
Contract: the Fidelity VIP III Growth Opportunities Portfolio, Fidelity VIP III Mid Cap Portfolio, and Fidelity VIP III Value Strategies Portfolio.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the Funds' investment managers and their affiliates manage over $266.3 billion (as of December 31, 2001) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. The investment adviser to the FT VIP Franklin Large Cap Growth Securities Fund, FT VIP Franklin Growth and Income Securities Fund and FT VIP Franklin Small Cap Fund is Franklin
Advisers, Inc. Franklin Advisory Services, LLC is the investment adviser to FT VIP Franklin Small Cap Value Securities Fund. Franklin Mutual Advisers, LLC is the investment adviser to the FT VIP Mutual Shares Securities Fund. Templeton Investment Counsel, LLC is the investment adviser to the FT VIP Templeton Foreign Securities Fund.

INVESCO VARIABLE INVESTMENT FUNDS, INC.  INVESCO Variable Investment
Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Two of its investment portfolios are available under the
Contract: Janus Aspen Growth Portfolio and Janus Aspen Growth and Income Portfolio.

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SM). MFS-Registered Trademark- Variable Insurance Trust (the "MFS Trust") is a Massachusetts business trust organized on February 1, 1994. The investment adviser for the MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark- Total Return Series, and MFS-Registered Trademark- Utilities Series is Massachusetts Financial Services Company ("MFS"), America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. Oppenheimer Variable Account Funds ("Oppenheimer") was organized as a Massachusetts business trust in 1984. The investment adviser for the Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA is OppenheimerFunds, Inc. ("OppenheimerFunds"). OppenheimerFunds has operated as an investment adviser since 1959. OppenheimerFunds is located at 498 Seventh Ave, 10th Floor, New York, NY 10018.

PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.

SCUDDER VARIABLE SERIES II. Scudder Variable Series II ("SVS") is a series-type mutual fund registered with the SEC as an open-end, management investment company. The SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio are offered under the Contract. Deutsche Investment Management Americas Inc. serves as the investment adviser of SVS.

T. ROWE PRICE INTERNATIONAL SERIES, INC.  T. Rowe Price International
Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the 1940 Act. Price-International, the investment manager, was founded in 1979. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $24.4 billion (as of December 31, 2001) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the Contract: the T. Rowe Price International Stock Portfolio. An affiliate of Price-International, T. Rowe Price Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective.

AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.

AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term capital appreciation.

AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.

AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.

AIM V.I. PREMIER EQUITY FUND -- seeks to achieve long-term growth of capital. This Fund formerly was known as the AIM V.I. Value Fund.

AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.

AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCE GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

ALLIANCE PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.

ALLIANCE TECHNOLOGY PORTFOLIO -- emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements.

DELAWARE VIP GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation. The Series invests primarily in common stocks of medium size companies and the manager typically looks for companies that have established themselves within their industry, but still have growth potential.

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal. Under normal circumstances the Series will invest at least 80% of its net assets in equity securities. The

Series invests primarily in issuers located outside the United States. This Fund formerly was known as DGPF International Equity Series.

EATON VANCE VT FLOATING-RATE INCOME FUND -- seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations which are considered speculative because of the credit risk of their issuers.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income while also considering growth of capital.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VIP II ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO -- seeks to provide capital growth by primarily investing in common stocks of domestic and foreign issuers. The Portfolio may also invest in other types of securities including bonds.

FIDELITY VIP III MID CAP PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VIP III VALUE STRATEGIES PORTFOLIO -- seeks capital appreciation. Normally investing primarily in common stocks, in companies that it believes are under-valued in the market place in relation to factors such as assets, earnings, sales, or growth companies (stocks of these companies are often called "value" stocks).

FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND -- seeks capital appreciation. The secondary goal is to provide current income. Under normal market conditions, the Fund invests primarily in equity securities of companies that the Fund's manager considers to be financially strong, but undervalued by the market. This Fund formerly was known as FT VIP Franklin Natural Resources Securities Fund.

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. Under normal market conditions, the Fund invests primarily in investments of large capitalization companies with market cap values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase.

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES PORTFOLIO -- seeks long-term total return. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market capitalization values not exceeding $25 billion, at the time of purchase.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation. Its secondary goal is income. The Fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund invests primarily in emerging markets equity securities.

INVESCO VIF HEALTH SCIENCES FUND -- seeks capital growth.

JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.

JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and income. The Portfolio normally emphasizes investments in common stocks.

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS-REGISTERED TRADEMARK- UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation.

OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies.

OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income through investment primarily in lower-grade, high-yield debt securities.

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA -- seeks high total return, which includes growth in the value of its shares as well as current income, from equity and debt securities.

OPPENHEIMER MULTIPLE STRATEGIES FUND/VA -- seeks a total investment return, which includes current income and capital appreciation in the value of its shares. The Fund allocates its investments among common stocks, debt securities, and "money market" instruments.

PIONEER EMERGING MARKETS VCT PORTFOLIO -- invests in securities of emerging market issuers for long-term growth of capital.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective. This portfolio formerly was known as the Pioneer Real Estate Growth VCT Portfolio.

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SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.

SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE THE SUB-ACCOUNTS WHICH BEST MEET YOUR INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE PROSPECTUSES OF THE UNDERLYING FUNDS ALONG WITH THIS PROSPECTUS. IN SOME STATES, INSURANCE REGULATIONS MAY RESTRICT THE AVAILABILITY OF PARTICULAR SUB-ACCOUNTS. THE INVESTMENT ADVISER OR SUB-ADVISER OF AN UNDERLYING FUND MAY MANAGE OTHER MUTUAL FUNDS THAT HAVE SIMILAR NAMES, GOALS, AND/OR STRATEGIES AS THOSE OF AN UNDERLYING FUND. DESPITE THESE SIMILARITIES, THERE MAY BE DIFFERENCES BETWEEN THE UNDERLYING FUND AND THE OTHER FUND MANAGED BY THE SAME ADVISER, WHICH COULD RESULT IN DIFFERENCES IN THE RISKS AND RETURNS OF THE TWO FUNDS. NO REPRESENTATION IS MADE THAT ANY UNDERLYING FUND IS SIMILAR TO OR DIFFERENT FROM OTHER FUNDS MANAGED BY THE SAME ADVISER. FOR INFORMATION ON AN UNDERLYING FUND, CONSULT ITS PROSPECTUS.

If there is a material change in the investment objective of a Fund, you will be notified of the change. If a portion of your Variable Income Option is allocated to that Fund, you may transfer this amount without charge to another Fund. We must receive your written request within 60 days of the latest of the:

    - effective date of the change in the investment objective or

    - receipt of the notice of your right to transfer.

                            PERFORMANCE INFORMATION

In order to help people understand how investment performance can affect money invested in the Sub-Accounts, the Company may advertise "total return" and average annual total return performance information based on (1) the periods that the Sub-Accounts have been in existence (Table 1) and (2) the periods that the Underlying Funds have been in existence (Table 2). Performance results in Tables 1 and 2 are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Funds. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. All performance tables referenced in this section may be found in the SAI.

The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage. The "average annual total return" represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Quotations of average annual total return as shown in Tables 1 and 2 are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if

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less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45% and the Underlying Fund charges which would be assessed if the investment were completely withdrawn at the end of the specified period.

The performance shown in Table 2 is calculated in exactly the same manner as that in Table 1; however, the period of time is based on the Underlying Fund's lifetime, which predates the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain contract features.

At times, we may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

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                          DESCRIPTION OF THE CONTRACT

Subject to certain restrictions discussed below, you have the right:

    - to select the annuity benefit option under which annuity payments are to be made;

    - to determine whether those payments are to be made on a fixed basis (the Fixed Income Option), a variable basis (the Variable Income Option), or a combination fixed and variable basis;

    - to allocate any portion of the Net Payment to the Variable Income Option. If so, you must choose:

       - how to allocate the Net Payment;

       - a Change Frequency (you may select the first date your annuity payment will change);

       - one of the available Assumed Investment Returns ("AIR") for a Variable Income Option (see "VARIABLE ANNUITY PAYMENTS" below for details);

       - to elect how the Beneficiary should receive annuity payments, if any;
         and

       - to receive annuity payments (or designate someone else to receive annuity payments).

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Contract.


In order to prevent "market timing" activities that may harm or disadvantage other Contract Owners, the Company may (a) reject or restrict a purchase payment and any transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose, without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.


SINGLE PURCHASE PAYMENT

You may make a single purchase payment to buy the Contract. This payment is subject to a $75,000 minimum. The maximum single purchase payment is $5,000,000 without our prior approval. No additional payments may be made.

The Company issues the Contract when its underwriting requirements are met. These requirements include receipt of the payment and allocation instructions by the Company at its Principal Office. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of Contracts. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

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Payments are to be made payable to the Company. The Net Payment is credited to the Contract and allocated as requested as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the single purchase payment, the payment will be returned immediately unless the Owner specifically consents to the holding of it pending completion of the outstanding issue requirements.

RIGHT TO CANCEL

If you return the Contract to the Company within 90 days of receipt, the Contract will be cancelled.

If you purchase a Contract intended to qualify as an IRA or if you purchase the Contract in a state that requires a full refund, you may cancel the Contract and receive a refund as specified below.

Refund Within Ten Days of Receipt. If you return the Contract within ten days (or longer if required by law) after you have received it, we will refund the Single Purchase Payment less the total amount of all annuity payments made or withdrawals taken.

Refund after Ten Days but Within Ninety Days. If you return the Contract after ten days but within ninety days after the Issue Date, we will pay to you the Contract Value as of the date the Contract is returned to us plus any premium tax deducted on the Issue Date.

If you purchase a Contract that is not intended to qualify as an IRA or if you purchase the Contract in a state that does not require a full refund, you may cancel the Contract at any time within 90 days after receipt of the Contract and receive a refund. If you return the Contract, we will pay to you the Contract Value as of the date the Contract is returned to us plus any premium tax deducted on the Issue Date. This amount may be more or less than the Single Purchase Payment.

At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to cancel the contract, you must mail or deliver the Contract to the agent through whom it was purchased, to our Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to any local agent of the Company. Mailing or delivery must occur within ten or ninety days, as applicable, after receipt of the Contract for cancellation to be effective. We ordinarily will send you a refund within seven days.

ELECTING THE ANNUITY INCOME DATE

Annuity payments under the Contract will begin on the Annuity Income Date. You select the Annuity Income Date at the time of issue. The Annuity Income Date must be within twelve months of the Contract's Issue Date. You may not select the 29th, 30th or 31st day of the month for the Annuity Income Date.

The Internal Revenue Code (the "Code") and/or the terms of qualified plans may impose limitations on the age at which annuity payments may commence and the type of annuity benefit option that may be elected. You should carefully review the Annuity Income Date and the annuity benefit options with your tax advisor. See also FEDERAL TAX CONSIDERATIONS for further information.

CHOOSING AN INCOME OPTION

You may choose a Fixed Income Option, a Variable Income Option or a combination of Fixed and Variable.

If you select a Fixed Income Option, each monthly annuity payment will be equal to the first (unless a withdrawal is made or as a result of the death of the first Joint Annuitant). Any portion of the Net Payment allocated to the Fixed Income Option will become part of our General Account.

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If you select a Variable Income Option, you will receive monthly annuity payments based on the value of the Annuity Units in the chosen Sub-Account(s). Since the value of an Annuity Unit in a Sub-Account reflects the investment performance of the Sub-Account, the amount of annuity payments will vary. Under this Contract, you may choose the frequency with which you want annuity payments to vary (the Change Frequency), which may be monthly, quarterly, semi-annually, or annually. The Change Frequency is the frequency that changes due to the Sub-Account's investment performance will be reflected in the dollar value of a variable annuity payment. For example, if a monthly Change Frequency is in effect, payments may vary on a monthly basis. If a quarterly Change Frequency is selected, the amount of each monthly payment may change every three months and will be level within each three month cycle.

The amount of your annuity payment will change for the first time one Change Frequency Cycle after the Issue Date. (For example, if a quarterly Change Frequency is chosen, your annuity payments will change for the first time three months after the Annuity Income Date.) However, if you would like the amount of the payment to change sooner, you can indicate the desired month.

The income option selected must result in an initial payment of at least $100 (a lower amount may be required in certain jurisdictions.) We reserve the right to increase this minimum amount. If the income option selected does not produce an initial payment which meets this minimum, a single payment may be made.

DESCRIPTION OF ANNUITY BENEFIT OPTIONS

The Company currently provides the following annuity benefit options:

LIFE ANNUITY OPTIONS

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Payments cease with the last annuity payment due prior to the Annuitant's death.

    - JOINT LIFE ANNUITY WITH SURVIVOR BENEFIT -- Monthly payments during the Joint Annuitants' lifetimes. Upon the first death, payments will continue to you or the Beneficiary (whichever is applicable) for the survivor's remaining lifetime based on the previously elected level of 100%, two-thirds (66.67%) or one-half (50%) of the total number of Annuity Units for a Variable Income Option or the annuity payment for a Fixed Income Option.

LIFE ANNUITY WITH PAYMENT FOR A CERTAIN NUMBER OF YEARS OPTIONS

    - SINGLE LIFE ANNUITY -- Monthly payments guaranteed for a specified number of years and continuing thereafter during the Annuitant's lifetime. If the Annuitant dies before all guaranteed payments have been made, the remaining payments continue to you or the Beneficiary (whichever is applicable).

    - JOINT LIFE ANNUITY WITH SURVIVOR BENEFIT -- Monthly payments guaranteed for a specified number of years and continuing during the Joint Annuitants' lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime based on the previously elected level of 100%, two-thirds (66.67%) or one-half (50%) of the total number of Annuity Units for a Variable Income Option or the annuity payment for a Fixed Income Option. If the surviving Annuitant dies before all guaranteed payments have been made, the remaining payments continue to you or the Beneficiary (whichever is applicable).

LIFE ANNUITY WITH CASH BACK OPTIONS

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. At the Annuitant's death, any excess of the Net Payment, over the total amount of annuity payments made and withdrawals taken, will be paid to you or the Beneficiary (whichever is applicable).

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    - JOINT LIFE ANNUITY WITH SURVIVOR BENEFIT -- Monthly payments during the
      Joint Annuitants' lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime based on the previously elected level of 100%, two-thirds (66.67%) or one-half (50%) of the total number of Annuity Units for a Variable Income Option or the annuity payment for a Fixed Income Option. At the surviving Annuitant's death, any excess of the Net Payment, over the total amount of annuity payments made and withdrawals taken, will be paid to you or the Beneficiary (whichever is applicable).

PAYMENT FOR A CERTAIN NUMBER OF YEARS OPTION (PERIOD CERTAIN OPTION)

Monthly annuity payments for a chosen number of years ranging from five to thirty, or any other period certain option currently offered by the Company, are available. The Payment for a Certain Number of Years option does not involve a life contingency. In the computation of the annuity payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made.

VARIABLE ANNUITY PAYMENTS

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result of dividing (1) by (2) and subtracting the sum of (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.20% on an annual basis of the daily value of the Sub-Account's assets.

THE ANNUITY UNIT AND ANNUITY UNIT VALUE. The Annuity Unit is a measure used to value the monthly annuity payments under a Variable Income Option. The value of an Annuity Unit in each Sub-Account on its inception date was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by the product of:

    (1) a discount factor equivalent to the Assumed Investment Return ("AIR") and

    (2) the Net Investment Factor of the Sub-Account funding the annuity payments for the applicable Valuation Period.

Subject to the chosen Change Frequency, annuity payments will increase if the annualized Net Investment Factor during that period is greater than the AIR and will decrease if it is less than the AIR. Where permitted by law, the Owner may select an AIR of 3%, 5%, or 7%. A higher AIR will result in a higher initial payment. However, subsequent payments will increase more slowly during periods when actual investment performance exceeds the AIR and will decrease more rapidly during periods when investment performance is less than the AIR.

DETERMINATION OF FIRST ANNUITY PAYMENT. The amount of the first periodic variable annuity payment depends on the:

    - annuity benefit option chosen;

    - length of the annuity benefit option elected;

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    - age of the Annuitant;

    - gender of the Annuitant (if applicable, see "NORRIS DECISION"):

    - value of the amount applied under the annuity benefit option;

    - applicable annuity benefit option rates based on the Annuity 2000 Mortality Table; and

    - AIR selected.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. We have Variable Income Option Rates that determine the dollar amount of the first monthly payment under each Variable Income Option for each $1,000 of Net Payment. We calculate this amount assuming there is no change in the Annuity Unit Value. We then divide the amount of the first annuity payment attributable to a particular Sub-Account by the Annuity Unit Value of that Sub-Account to determine the number of Annuity Units credited to your Contract. This number of Annuity Units remains fixed under all annuity benefit options, except Joint and Survivor annuity benefit options that reduce the number of Annuity Units upon the first death. However, the number of variable annuity units under any annuity benefit option could change if transfers or withdrawals are made.

DOLLAR AMOUNT OF FIRST VARIABLE ANNUITY PAYMENT. The dollar amount of the first variable annuity payment will equal the number of Annuity Units of each Sub-Account multiplied by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS. The dollar amount of subsequent variable annuity payments will vary with the Annuity Unit Value of the selected Sub-Account(s) on certain dates. The dollar amount of variable annuity payments remains level until the Date of First Change and within each Change Frequency cycle. On the Date of First Change and as of the start of each Change Frequency cycle, the dollar amount of the variable annuity payment is determined by multiplying the number of Annuity Units of each Sub-Account by the Annuity Unit Value of that Sub-Account on the applicable Valuation Date.

For an illustration of the calculation of a variable annuity payment using a hypothetical example, see "Annuity Payments" in the SAI.

PAYMENT OF ANNUITY PAYMENTS. You will receive the annuity payments unless you request in writing that payments be made to another person, persons, or entity. If you (or, if there are Joint Owners, the surviving Joint Owner) die on or after the Annuity Income Date, the Beneficiary will become the Owner of the Contract. Any remaining guaranteed annuity payments will continue to the Beneficiary in accordance with the terms of the annuity benefit option selected. If there are Joint Owners on or after the Annuity Income Date, upon the first Owner's death, any remaining guaranteed annuity payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit option selected.

If the Annuitant dies on or after the Annuity Income Date, but before all guaranteed annuity payments have been made, any remaining guaranteed payments will continue to be paid to you or the payee you have designated. Upon the death of the Owner, the Beneficiary will become the Owner. The Beneficiary may elect to receive in a single sum the Present Value of any remaining guaranteed annuity payments. For discussion of Present Value calculation, see "Calculation of Present Value" below.

TELEPHONE TRANSACTIONS PRIVILEGE

You, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions.

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Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFERS OF ANNUITY UNITS

Subject to the market timing limitations described above in the second introductory paragraph under DESCRIPTION OF THE CONTRACT, you may transfer among the available Sub-Accounts upon written or, in most jurisdictions, telephone request to us. Transfers may be made (a) before the Annuity Income Date and before the death of an Owner or an Annuitant; or (b) after the Annuity Income Date and as long as annuity payments are payable under the annuity benefit option selected. A designated number of Annuity Units equal to the dollar amount of the transfer requested will be exchanged for an equivalent dollar amount of Annuity Units of another Sub-Account. Transfer values will be based on the Annuity Unit Value next computed after receipt of the transfer request.

Currently, we do not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, we reserve the right to assess a charge, guaranteed never to exceed $25, to reimburse us for the expense of processing transfers. The automatic rebalancing under an Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of transfer charge in each Contract year. Each subsequent automatic rebalancing is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.

Any transfer made because of a material change in the investment objective of a Sub-Account will not count towards the 12 free transfers, nor will we charge you a transfer fee. As of the date of this Prospectus, transfers may be made to all of the Sub-Accounts. However, we reserve the right to establish and impose reasonable rules restricting transfers. All transfers are subject to our consent.

AUTOMATIC ACCOUNT REBALANCING. You may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with your specified percentage allocations. Each rebalancing will result in a change in the number of Annuity Units. As frequently as you elect, we will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made.

Automatic Account Rebalancing will continue until we receive and record your request to terminate.

WITHDRAWALS

WITHDRAWALS AFTER THE ANNUITY INCOME DATE FROM QUALIFIED AND NON-QUALIFIED CONTRACTS MAY HAVE ADVERSE TAX CONSEQUENCES. BEFORE MAKING A WITHDRAWAL, PLEASE CONSULT WITH YOUR TAX ADVISOR AND SEE FEDERAL TAX CONSIDERATION, "TAX ON WITHDRAWALS."

You have the right, based on the annuity benefit option selected, to make withdrawals. Withdrawals may be made (a) before the Annuity Income Date and before the death of an Owner or an Annuitant, or (b) after the Annuity Income Date and as long as annuity payments are payable under the annuity benefit option selected. Two withdrawal options may be available to you: a Payment Withdrawal Amount option or a Present Value Withdrawal option.

                                       34
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The Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount of the withdrawal. If the amount requested is greater than the maximum amount that may be withdrawn at that time, the Company will allow the withdrawal only up to the maximum amount. The minimum amount of a withdrawal is $100. Any withdrawal is normally payable within seven days following our receipt of the withdrawal request.

The type of withdrawal and the number of withdrawals that may be made each calendar year depends upon whether the annuity benefit option is based upon the life of one or more Annuitants with no guaranteed payments (a "Life Annuity option"), under a life annuity benefit option that in part provides for a guaranteed number of payments (a "Life Annuity with Payment for a Certain Number of Years" or "Life Annuity with Cash Back" option), or an annuity benefit option based on a guaranteed number of payments (a "Payment for a Certain Number of Years" option).

    - WITHDRAWALS UNDER LIFE ANNUITY OPTIONS
     The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity payment multiplied by ten
     (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity payments.

    - WITHDRAWALS UNDER LIFE ANNUITY WITH PAYMENT FOR A CERTAIN NUMBER OF YEARS OR LIFE ANNUITY WITH CASH BACK OPTIONS
     The Owner may make one Payment Withdrawal in each calendar year. A Payment
      Withdrawal cannot exceed the previous monthly annuity payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity payments.
     The Owner may make one Present Value Withdrawal in each calendar year, if there are remaining guaranteed annuity payments. The amount of each Present Value Withdrawal represents a percentage of the present value of the REMAINING GUARANTEED annuity payments. Each year a Present Value Withdrawal is taken, the Company records the percentage of the present value of the then remaining guaranteed annuity payments that was withdrawn. The total percentage withdrawn over the life of the Contract cannot exceed 75%. This means that each Present Value Withdrawal is limited by the REMAINING AVAILABLE PERCENTAGE. (For example, assume that in year three the Owner withdraws 15% of the then current present value of the remaining guaranteed annuity payments. In year seven, the Owner withdraws 20% of the then present value of the remaining guaranteed annuity payments. After year seven, the Owner may make Present Value Withdrawal(s) of up to 40% (75%-35%) of the present value of any remaining guaranteed annuity payments.)
     Under a Life Annuity with Payment for a Certain Number of Years or Life
      Annuity with Cash Back option, if the Annuitant is still living after the guaranteed annuity payments have been made, the number of Annuity Units or dollar amount applied to future annuity payments will be restored as if no Present Value Withdrawal(s) had taken place. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," below.

    - WITHDRAWALS UNDER PAYMENT FOR CERTAIN NUMBER OF YEARS OPTIONS
     The Owner may make multiple Present Value Withdrawals in each calendar year, up to 100% of the present value of the guaranteed annuity payments.
     Withdrawal of 100% of the present value of the guaranteed annuity payments will result in termination of the Contract.

The amount of each Payment Withdrawal or Present Value Withdrawal represents a portion of the present value of the remaining annuity payments or remaining guaranteed annuity payments, respectively, and proportionately reduces the number of Annuity Units (under a variable income option) or dollar amount (under a fixed income option) applied to future annuity payments. Because each variable annuity payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the

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number of Annuity Units will result in lower future variable annuity payments.
See "Calculation of Proportionate Reduction," below. The present value is calculated with a discount rate that will include an additional charge if a withdrawal is taken within 5 years of the Issue Date. See "Calculation of Present Value," below.

CALCULATION OF PROPORTIONATE REDUCTION. Each Payment Withdrawal proportionately reduces the number of Annuity Units applied to each future variable annuity payment or the dollar amount applied to each future fixed annuity payment. Each Present Value Withdrawal proportionately reduces the number of Annuity Units applied to each future guaranteed variable annuity payment or the dollar amount applied to each future guaranteed fixed annuity payment. Because each variable annuity payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity payments.

    - Payment Withdrawals. Payment Withdrawals are available under Life Annuity, Life Annuity with Payment for a Certain Number of Years, or Life Annuity with Cash Back options. The Owner may make one Payment Withdrawal in each calendar year.

      Under a variable income option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable annuity payment (determined immediately prior to the withdrawal) by the following fraction:

                          Amount of the variable withdrawal
                 ---------------------------------------------------

                   Present value of all remaining variable annuity
                    payments immediately prior to the withdrawal

      Because each variable annuity payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity payments.

      Under a fixed income option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining fixed annuity payments.

      If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

    - PRESENT VALUE WITHDRAWALS. Present Value Withdrawals are available under Life Annuity with Payment for a Certain Number of Years or Life Annuity with Cash Back options (the Owner may make one Present Value Withdrawal in each calendar year, if there are remaining guaranteed annuity payments) and under Payment for a Certain Number of Years options (the Owner may make multiple Present Value Withdrawals in each calendar year).

      Under a variable income option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable guaranteed annuity payment (determined immediately prior to the withdrawal) by the following fraction:

                          Amount of the variable withdrawal
                 ---------------------------------------------------

               Present value of remaining guaranteed variable annuity
                    payments immediately prior to the withdrawal

      Under a fixed income option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining guaranteed fixed annuity payments.

      Because each variable annuity payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower variable

                                       36
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      annuity payments with respect to the guaranteed payments. Under a fixed income option, the proportionate reduction will result in lower fixed annuity payments with respect to the guaranteed payments. However, under a Life Annuity with Payments for a Certain Number of Years option or Life Annuity with Cash Back option, if the Annuitant is still living after the guaranteed number of annuity payments has been made, the number of Annuity Units or dollar amount of future annuity payments will be restored as if no Present Value Withdrawal(s) had taken place.

      If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

CALCULATION OF PRESENT VALUE. When a withdrawal is taken, the present value of future annuity payments is calculated based an assumed mortality table and a discount rate. The mortality table that is used will be equal to the mortality table used at the time of annuitization to determine the annuity payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate). The discount rate is the AIR (for a variable income option) or the interest rate (for a fixed income option) that was used at the time of annuitization to determine the annuity payments. If a withdrawal is made within 5 years of the Issue Date, the discount rate is increased by one of the following charges ("Withdrawal Adjustment Charge"):

    - 15 or more years of annuity payments being valued --                 1.00%

    - 10-14 years of annuity payments being valued --                      1.50%

    - Less than 10 years of annuity payments being valued --               2.00%

The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For each Payment Withdrawal, the number of years of annuity payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality table that will be equal to the mortality table used at the time of annuitization to determine the annuity payments (currently the Annuity 2000 Mortality Table).

Because the impact of the Withdrawal Adjustment Charge will depend on the type of the withdrawal taken, you should carefully consider the following before making a withdrawal (especially if you are making the withdrawal under a Life with Payment for a Certain Number of Years or Life Annuity with Cash Back option):

    - For a Payment Withdrawal, the present value calculation (including any applicable adjustments to the discount rate) affects the proportionate reduction of the remaining number of Annuity Units (under a variable income option) or dollar amount (under a fixed income option), applied to each future annuity payment, as explained in "Calculation of Proportionate Reduction -- Payment Withdrawals," above. If a Withdrawal Adjustment Charge applies, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future annuity payment. This will result in lower future annuity payments, all other things being equal.

    - For a Present Value Withdrawal, the discount factor is used in determining the maximum amount that can be withdrawn under the present value calculation. If a Withdrawal Adjustment Charge applies, the discount factor will be higher, and the maximum amount that can be withdrawn will be lower. In addition, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future guaranteed annuity payment. This will result in lower future annuity payments with respect to the guaranteed payments, all other things being equal. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," above.

For examples comparing a Payment Withdrawal and a Present Value Withdrawal, see APPENDIX A -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS.

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DEATH BENEFIT

DEATH OF AN OWNER OR AN ANNUITANT BEFORE THE ANNUITY INCOME DATE. If an Owner or an Annuitant dies before the Annuity Income Date, we will pay a death benefit equal to the Contract Value determined as of the Valuation Date on which we receive due proof of death. The death benefit will be paid to the Owner of the Contract. If there is no Owner or Joint Owner, we will pay the death benefit to the Beneficiary.

PAYMENT OF THE DEATH BENEFIT. Unless you have specified otherwise, the death benefit generally will be paid in one lump sum after receipt at the Principal Office of due proof of death. Instead of payment in one lump sum, the person entitled to the death benefit may, by written request, elect to receive a life annuity or an annuity for a certain number of years not extending beyond such person's life expectancy with annuity payments beginning no later than one year from the date of death.

THE SPOUSE OF THE DECEASED OWNER AS BENEFICIARY. The deceased Owner's spouse, if named as the sole Beneficiary, may by written request continue the Contract in lieu of receiving the death benefit upon the death of the Owner. Upon such election, the spouse becomes the Owner and Annuitant. As of the date of such election, annuity payments will be adjusted to reflect any change of Annuitant and Annuity Income Date. The new Annuity Income Date must be within twelve months of the Issue Date. Any subsequent spouse of the new Owner, if named as the Beneficiary, may not continue this Contract.

DEATH OF THE OWNER OR THE ANNUITANT AFTER THE ANNUITY INCOME DATE. If the Owner or the Annuitant dies after the Annuity Income Date, we will pay the remaining annuity payments, if any, in accordance with the terms of the annuity benefit option selected. Any remaining annuity payments will be paid to the Owner of the Contract. If there is no Owner or Joint Owner, then the Beneficiary will receive the payments and become the Owner of the Contract. The Beneficiary may elect to receive the Present Value of any remaining payments in one lump sum.

GENERAL RESTRICTIONS ON PAYMENTS

For purposes of making annuity payments or payment of other benefits based on the value of a Sub-Account, the value of an Annuity Unit is determined as of the end of a Valuation Date, which is currently 4:00 p.m., Eastern time. Withdrawals, transfers, or payment of a death benefit from amounts under a Variable Income Option are usually paid within seven days of a request in proper form or, in the case of a death benefit, after we have received all necessary documentation. We reserve the right to defer withdrawals or transfers of amounts allocated to the Company's General Account for a period not to exceed six months. Deferred amounts will receive interest during the deferral period at a rate of at least 3%.

We reserve the right to defer payment on withdrawals, transfers, or payment of a death benefit from amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays;

    - the SEC has by order permitted such suspension; or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a Sub-Account is not reasonably practicable.

ASSIGNMENT

The Contract may not be assigned.

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
NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on unisex rates.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. We assess a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks we have assumed. The mortality risk arises from our guarantee that we will make annuity payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity benefit option selected), no matter how long the Annuitant lives and no matter how long all Annuitants as a class live. The mortality charge is deducted for any annuity benefit option selected on all Contracts, including those that do not involve a life contingency, even though we do not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from our guarantee that the charges we make will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, we will absorb the losses. To the extent this charge results in a profit to us, such profit will be available for use by us for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased.

ADMINISTRATIVE EXPENSE CHARGE. We assess each Sub-Account with a daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The daily Administrative Expense Charge is assessed to help defray administrative expenses incurred in the administration of the Sub-Account.

Deductions for the Administrative Expense Charge are designed to reimburse us for the cost of administration and related expenses. The administrative functions and expense assumed by us in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

EXPENSES OF THE UNDERLYING FUNDS. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. These fees and expenses may vary each year. They are not fixed or specified under the terms of the Contract, and they are not the responsibility of the Company. The prospectuses and SAI's of the Underlying Funds contain additional information concerning expenses of the Underlying Funds.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. We assess a charge for state and municipal premium taxes, when applicable, and deduct the amount paid as a premium tax charge. Our current practice is to deduct the premium tax charge when the Single Purchase Payment is received.

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TRANSFER CHARGE

We currently do not charge for processing transfers. We guarantee that the first 12 transfers in a Contract year will be free of transfer charge, but reserve the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse us for the expense of processing transfers. For more information, see "TRANSFERS OF ANNUITY UNITS" under DESCRIPTION OF THE CONTRACT.

WITHDRAWAL ADJUSTMENT CHARGE

After the Issue Date, each calendar year the Owner may withdraw a portion of the present value of either all future annuity payments or future guaranteed annuity payments. If a withdrawal is made within 5 years of the Issue Date, the AIR or interest rate used to determine the annuity payments is increased by one of the following adjustments:

15 or more years of annuity payments being valued --          1.00%
10-14 years of annuity payments being valued --               1.50%
Less than 10 years of annuity payments being valued --        2.00%

The adjustment to the AIR or interest rate used to determine the present value results in lower future annuity payments, and may be viewed as a charge under the Contract. The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For each Payment Withdrawal, the number of years of annuity payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality table that will be equal to the mortality table used at the time of annuitization to determine the annuity payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate).

For more information see "WITHDRAWALS," under DESCRIPTION OF THE CONTRACT.

                           FEDERAL TAX CONSIDERATIONS

The following is a general discussion of the federal income tax consequences of investing in this Contract. It is based upon the Company's understanding of current U.S. federal tax laws and does not address any state or local tax issues. THE DISCUSSION IS NOT INTENDED TO BE COMPLETE, NOR IS IT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR OWN CIRCUMSTANCES, INCLUDING ANY POSSIBLE APPLICATION OF SPECIAL RULES NOT DISCUSSED HERE.

The Company intends to assess a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs and for providing a series of periodic payments for life or a fixed number of years. Congress has provided special rules in the Internal Revenue Code ("Code") for how you will be taxed on these periodic payments. There are also special rules for withdrawals from an annuity that are not in the form of periodic payments. The rules may apply differently to Qualified Contracts (a retirement plan which meets the requirements of Code Sections 401, 403, 408 or 408A) and to Non-Qualified Contracts.

As the Contract Owner, you may be taxed when a distribution occurs, either as an annuity payment or as a withdrawal.

TAX ON ANNUITY PAYMENTS

When amounts are received as annuity payments, a portion of each annuity payment is treated as a partial return of your single purchase payment and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your single purchase payment are fully includible in income.

The Code imposes a penalty tax of 10% of the amount includible in income upon certain distributions from annuity contracts occurring before the owner reaches age 59 1/2. One of the exceptions from this penalty applies to amounts received as annuity payments under an immediate annuity. To qualify as an immediate annuity, a contract must, among other things, provide for a series of substantially equal periodic payments during the annuity period, and must have an annuity starting date (that is, the Annuity Income Date) that is no later than one year from the contract's issue date. We believe that the Contract should be treated as an immediate annuity, so there should be no penalty applicable to amounts paid as annuity payments, regardless of the age of the Contract Owner.

TAX ON WITHDRAWALS

WITHDRAWALS BEFORE THE ANNUITY INCOME DATE. When you make a withdrawal, the amount you receive will not be divided into taxable and non-taxable portions in the same way as an annuity payment. Withdrawals will be includible to the extent of the earnings in your Contract. These distributions may also be subject to a penalty tax equal to 10% of the amount that is includible in income. Some distributions are exempt from the 10% penalty tax, including: (1) distributions paid on or after you reach age 59 1/2; (2) distributions paid on or after your death; and (3) distributions paid if you become disabled (as defined in the Code). All Non-

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Qualified contracts issued by the Company to you during the same calendar year will be aggregated to determine the taxable amount of any withdrawal.

WITHDRAWALS AFTER THE ANNUITY INCOME DATE. The Code does not specifically address refunds or withdrawals from immediate annuity contracts. The Internal Revenue Service ("IRS") has issued one private letter ruling concluding that the right to make these withdrawals does not prevent an annuity contract from qualifying as an immediate annuity. However, the ruling does not clearly state the effect of an actual withdrawal on the tax treatment of annuity payments made before and after the withdrawal. If, as a result of a withdrawal, distributions from a Contract after the annuity starting date were not substantially equal, there is a risk that the Contract could fail to qualify as an immediate annuity. In that case, the portion includible in income of each annuity payment received prior to your attaining age 59 1/2 would be subject to a 10% penalty tax (unless another exception to the penalty tax is applied). While we currently believe that a withdrawal will not adversely affect the favorable tax treatment of annuity payments received before or after the withdrawal and we intend to perform our tax reporting functions accordingly, there can be no assurance that the IRS will not take a contrary position. You should obtain competent tax advice prior to making a withdrawal from your Contract.

It is possible that the IRS will take the view that when withdrawals are taken after the Annuity Income Date, all amounts received by the taxpayer are taxable at ordinary income rates as amounts not received as an annuity. In addition, such amounts may be taxable to the recipient without regard to the Owner's investment in the Contract or any investment gain that might be present in the current annuity value.

For example, assume that a Contract Owner with a Contract Value of $100,000 of which $90,000 is comprised of investment in the Contract and $10,000 is investment gain, makes a withdrawal of $20,000 after the Annuity Income Date. Under this view, the Contract Owner would pay income taxes on the entire $20,000 amount in that tax year. For some taxpayers, additional tax penalties may also apply.

These distributions may also be subject to a penalty tax equal to 10% of the amount that is includible in income. Some distributions are exempt from the 10% penalty tax, including: (1) distributions paid on or after you reach age 59 1/2;
(2) distributions paid on or after your death; and (3) distributions paid if you become disabled (as defined in the Code).

OWNERS OF QUALIFIED AND NON-QUALIFIED CONTRACTS SHOULD CONSIDER CAREFULLY THE TAX IMPLICATIONS OF ANY WITHDRAWAL REQUESTS AND THEIR NEED FOR CONTRACT FUNDS PRIOR TO THE EXERCISE OF THE WITHDRAWAL RIGHT. CONTRACT OWNERS SHOULD ALSO CONTACT THEIR TAX ADVISORS PRIOR TO MAKING ANY WITHDRAWALS.

EXCHANGES

You may exchange another annuity contract to acquire a Contract. For tax purposes, the contract Issue Date will be the purchase date of the annuity contract you exchange. Accordingly, in order for your Contract to qualify as an immediate annuity, your Annuity Income Date must be no later than one year after the purchase date of the contract you are exchanging.

If you exchange your Contract in exchange for another annuity contract with the same Annuitant and Owner, the exchange will generally be treated as a tax-free exchange. An exchange for a contract with a different Annuitant or Owner would generally be treated as a taxable exchange.

TAX WITHHOLDING

The Company is required to withhold taxes from any payment made from non-qualified and qualified Contracts, including IRAs, unless you direct otherwise. You may not direct the Company to refrain from withholding taxes on certain distributions from a qualified Contract that is part of a retirement plan under

Code Section 401 or 403. In addition, the Company is required to report distributions from both qualified and non-qualified Contracts to the IRS.

DIVERSIFICATION AND CONTROL OF UNDERLYING ASSETS

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. The Underlying Funds have committed to us that they will comply with these requirements.

In addition, Treasury regulations provide that a contract may not be treated as an annuity contract for tax purposes if the contract owner has control over the assets underlying the contract. The IRS has not yet issued guidance on whether the degree of control you exercise over the underlying investments could cause you to be considered the owner of the Fund shares. If you, rather than the Company, were considered the owner of the Fund shares, your Contract would not be treated as an annuity. We believe that we will be the owner of the Fund shares for tax purposes; however, future IRS guidance may affect this conclusion and may have retroactive effect. This may affect whether the Underlying Funds will be able to continue to operate as described in the Funds' prospectus. Moreover, we reserve the right, but have no obligation, to modify the Contracts as we deem necessary or appropriate to ensure that the Contracts continue to qualify as annuities for tax purposes.

                             STATEMENTS AND REPORTS

You are sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, we will furnish a statement to you containing information about your Contract, including information as required by applicable law, rules and regulations. We will also send a confirmation statement to you each time a transaction is made. (Certain transactions made under recurring payment plans such as Automatic Account Rebalancing may in the future be confirmed quarterly rather than by immediate confirmations.) You should review the information in all statements carefully. All errors or corrections must be reported to us immediately to assure proper crediting to the Contract. We will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless you notify the Principal Office in writing within 30 days after receipt of the statement.

                                     LOANS

Loans will not be permitted under this contract.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to compliance with applicable law, to: (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of our separate accounts or sub-accounts having assets of the same class;
(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law;
(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act; (4) to substitute the shares of any other registered investment company or other investment medium for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if we determine that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account; (5) to change the methodology for determining the Net Investment Factor; and (6) to change the names of the Variable Account or of the Sub-Accounts. In no event will the changes described above be made without notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, we may, in our sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis which we will determine.

Shares of the Underlying Funds also are issued to the separate accounts of the Company and our affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although neither we nor any of the underlying investment companies currently foresee any such disadvantages to either variable life owners or variable annuity owners, we and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, we will bear the attendant expenses.

If any of these substitutions or changes is made, we may endorse the Contracts to reflect the substitution or change, and will notify you of all such changes. If we deem it to be in the best interest of Owners, and subject to any approvals that may be required under applicable law, the Variable Account or any Sub-Accounts may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or our other separate accounts.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

We reserve the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give you the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

We will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from you. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to us. Shares for which no timely instructions are received will be voted in proportion to the instructions that are received. We also will vote shares in a Sub-Account that we own and which are not attributable to the Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result we determine that we are permitted to vote shares in our own right, whether or not such shares are attributable to the Contract, we reserve the right to do so.

The number of votes that you may cast will be determined by us as of the record date established by the Underlying Fund. The number of Underlying Fund shares will be determined by dividing the reserve held in each Sub-Account for the Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

The Contracts offered by this Prospectus may be purchased from representatives of Allmerica Investments, Inc., a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"). Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is also the principal underwriter and distributor and is an indirect wholly owned subsidiary of First Allmerica. The Contract also may be purchased from certain independent broker-dealers that are NASD members.

We pay commissions, not to exceed 5.0% of payments, to registered representatives of Allmerica Investments, Inc. Alternative commission schedules are available with varying initial commission amounts based on the Single Purchase Payment, plus ongoing annual compensation of up to 4% of annuity payments.

We intend to recoup commissions and other sales expenses through anticipated profits from our General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to you or to the Variable Account. You may direct any inquiries to your financial representative or to Annuity Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-723-6550.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
         EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS

Assume in the examples below that a 64 year old male purchases a contract and selects a variable annuity payout option of Single Life Annuity with Payments Guaranteed for 10 Years, annuity payments begin in 12 months, an Assumed Investment Return ("AIR") of 3%, and an annual Change Frequency. Assume that the net single payment purchases 1,370 Annuity Units. The following examples assume the Annuity Unit Value is 1.000000 on the date payments begin and a net return of 8% (gross return of 9.45%).

PRESENT VALUE WITHDRAWALS

EXAMPLE 1. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the fourth contract year (the third year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Payment prior to withdrawal = $1,506.24

       Rate used in Calculation of Present Value = 5% (3% AIR plus 2% Withdrawal Adjustment Charge)
       Present Value of Future Guaranteed Annuity Payments = $119,961.92

       Maximum Present Value Withdrawal Amount = $89,971.44 ($119,961.92 X 75%)

       Annuity Units after withdrawal = 342.50 (1,370 X (1-
       (89,971.44/119,961.92)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Payment after withdrawal = $376.56

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Calculation of Present Value is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 2. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the ninth contract year (eighth year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Payment prior to withdrawal = $1,909.09

       Rate used in Calculation of Present Value = 3% (3% AIR)
       Present Value of Future Guaranteed Annuity Payments = $65,849.08

       Maximum Present Value Withdrawal Amount = $49,386.81 ($65,849.08 X 75%)

       Annuity Units after withdrawal = 342.50 (1,370 x (1-
       (49,386.81/65,849.08)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Payment after withdrawal = $477.27

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Calculation of Present Value is not increased by a Withdrawal Adjustment Charge. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWALS

EXAMPLE 3. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the fourth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years.

       Last Monthly Annuity Payment = $1,436.50
       Withdrawal Amount = $14,365.00 (10 X 1,436.50)

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Payment prior to withdrawal = $1,506.24

       Rate used in Calculation of Present Value = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
       Present Value of Future Annuity Benefit Payments = $234,482.77

       Annuity Units after withdrawal = 1,286.07 (1,370 x (1-
       (14,365.00/234,482.77)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Payment after withdrawal = $1,413.96

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Calculation of Present Value is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 4. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the ninth contract year (eighth year of the Annuity Payout phase).

       Last Monthly Annuity Payment = $1,820.71
       Withdrawal Amount = $18,207.10 (10 x 1,820.71)

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Payment prior to withdrawal = $1,909.09

       Rate used in Calculation of Present Value = 3% (3% AIR)
       Present Value of Future Annuity Payments = $268,826.18

       Annuity Units after withdrawal = 1,272.71 (1,370 X (1-
       (18,207.10/268,826.18)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Payment after withdrawal = $1,779.80

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Calculation of Present Value is not increased by a Withdrawal Adjustment Charge. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

PRESENT VALUE WITHDRAWAL VERSUS PAYMENT WITHDRAWAL

EXAMPLE 5. Assume that the Owner has taken no previous withdrawals and would like to take a $10,000 withdrawal at the beginning of the fourth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years. The following examples show the impact of taking the withdrawal under the Present Value Withdrawal Option and the Payment Withdrawal Option.

PRESENT VALUE WITHDRAWAL

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Payment prior to withdrawal = $1,506.24

       Rate used in Calculation of Present Value = 5% (3% AIR plus 2% Withdrawal Adjustment Charge)
       Present Value of future Guaranteed Annuity Payments = $119,961.92

       Withdrawal = $10,000

       Annuity Units after withdrawal = 1,255.80 (1,370 X (1-
       (10,000/119,961.92)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Payment after withdrawal = $1,380.67

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Calculation of Present Value is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 at the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWAL

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Payment prior to withdrawal = $1,506.24

       Rate used in Calculation of Present Value = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
       Present Value of future Annuity Payments = $234,482.77

       Withdrawal = $10,000

       Annuity Units after withdrawal = 1,311.57 (1,370 X (1-
       (10,000/$234,482.77)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Payment after withdrawal = $1,442.00

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Calculation of Present Value is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase at the end of the 10-year period during which the Company guaranteed to make payments.

FIRST ALLMERICA
FINANCIAL LIFE
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments in 2001.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2001     2000      1999
 -------------                                    ------  --------  --------
 REVENUES
     Premiums...................................  $ 49.0  $   52.0  $1,006.6
     Universal life and investment product
       policy fees..............................   391.6     421.1     359.3
     Net investment income......................   433.2     421.4     556.9
     Net realized investment (losses) gains.....   (86.6)    (67.8)     99.7
     Other income...............................    86.1     101.3      95.5
                                                  ------  --------  --------
         Total revenues.........................   873.3     928.0   2,118.0
                                                  ------  --------  --------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................   414.3     418.9   1,147.3
     Policy acquisition expenses................    77.5      83.4     243.3
     Losses on derivative instruments...........    35.2     --        --
     Restructuring costs........................    --        11.0     --
     Other operating expenses...................   321.2     272.0     346.4
                                                  ------  --------  --------
         Total benefits, losses and expenses....   848.2     785.3   1,737.0
                                                  ------  --------  --------
 Income from continuing operations before
  federal income taxes..........................    25.1     142.7     381.0
                                                  ------  --------  --------
 FEDERAL INCOME TAX (BENEFIT) EXPENSE
     Current....................................    (1.5)    (33.8)     88.7
     Deferred...................................   (13.0)     50.1       4.3
                                                  ------  --------  --------
         Total federal income tax expense.......   (14.5)     16.3      93.0
                                                  ------  --------  --------
 Income from continuing operations before
  minority interest.............................    39.6     126.4     288.0
     Minority interest..........................    --       --        (39.9)
                                                  ------  --------  --------
 Income from continuing operations..............    39.6     126.4     248.1
 Loss from operations of discontinued business
  (less applicable income tax benefit of
  $10.1)........................................    --       --        (17.2)

 Loss on disposal of group life and health
  business, including provision of $72.2 for
  operating losses during phase-out period (less
  applicable income tax benefit of $16.4).......    --       --        (30.5)

 Cumulative effect of change in accounting
  principle.....................................    (3.2)    --        --
                                                  ------  --------  --------
 Net income.....................................  $ 36.4  $  126.4  $  200.4
                                                  ======  ========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2001       2000
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $5,955.5 and $4,766.6)............................  $ 6,057.1  $ 4,735.7
     Equity securities at fair value (cost of $44.2 and
       $44.1)                                                   37.1       57.1
     Mortgage loans......................................      226.6      617.6
     Policy loans........................................      379.6      381.3
     Real estate and other long-term investments.........      158.8      190.5
                                                           ---------  ---------
         Total investments...............................    6,859.2    5,982.2
                                                           ---------  ---------
   Cash and cash equivalents.............................      154.1      124.9
   Accrued investment income.............................       97.0       95.7
   Deferred policy acquisition costs.....................    1,588.4    1,424.3
   Reinsurance receivable on unpaid losses, benefits and
     unearned premiums...................................      431.5      467.1
   Premiums, accounts and notes receivable...............        2.7       27.8
   Other assets..........................................      356.1      253.5
   Separate account assets...............................   14,838.4   17,437.4
                                                           ---------  ---------
         Total assets....................................  $24,327.4  $25,812.9
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 4,099.6  $ 3,617.3
     Outstanding claims, losses and loss adjustment
       expenses..........................................      105.9      157.3
     Unearned premiums...................................        4.9        5.5
     Contractholder deposit funds and other policy
       liabilities.......................................    1,745.9    2,174.3
                                                           ---------  ---------
         Total policy liabilities and accruals...........    5,956.3    5,954.4
                                                           ---------  ---------
   Expenses and taxes payable............................      557.1      422.5
   Reinsurance premiums payable..........................       12.7       11.5
   Deferred federal income taxes.........................       24.7       26.6
   Trust instruments supported by funding obligations....    1,518.6      621.5
   Separate account liabilities..........................   14,838.4   17,437.4
                                                           ---------  ---------
         Total liabilities...............................   22,907.8   24,473.9
                                                           ---------  ---------
   Commitments and contingencies (Notes 14 and 19)
 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,001 shares issued and outstanding           5.0        5.0
   Additional paid-in capital............................      599.0      569.0
   Accumulated other comprehensive loss..................        5.5       (8.7)
   Retained earnings.....................................      810.1      773.7
                                                           ---------  ---------
         Total shareholder's equity......................    1,419.6    1,339.0
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $24,327.4  $25,812.9
                                                           =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2001      2000      1999
 -------------                                    --------  --------  ---------
 COMMON STOCK...................................  $    5.0  $    5.0  $     5.0
                                                  --------  --------  ---------
 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     569.0     569.0      444.0
     Capital contribution from parent...........      30.0     --         125.0
                                                  --------  --------  ---------
     Balance at end of period...................     599.0     569.0      569.0
                                                  --------  --------  ---------

 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized appreciation (depreciation)
       on investments:..........................
     Balance at beginning of period.............      (8.7)    (14.9)     169.2
     (Depreciation) appreciation during the
       period:
       Net (depreciation) appreciation on
         available-for-sale securities and
         derivative instruments.................      45.7       9.6     (298.2)
       Benefit (provision) for deferred federal
         income taxes...........................     (16.0)     (3.4)     105.0
       Minority interest........................     --        --          31.8
     Distribution of subsidiaries (Note 3)......     --        --         (22.7)
                                                  --------  --------  ---------
                                                      29.7       6.2     (184.1)
                                                  --------  --------  ---------
     Balance at end of period...................      21.0      (8.7)     (14.9)
                                                  --------  --------  ---------
     Minimum pension liability:
     Balance at beginning of period
     Increase (decrease) during the period:
         Increase in minimum pension
           liability............................     (23.9)    --        --
         Benefit for deferred federal income
           taxes................................       8.4     --        --
                                                  --------  --------  ---------
                                                     (15.5)    --        --
                                                  --------  --------  ---------
     Balance at end of period...................     (15.5)    --        --
                                                  --------  --------  ---------
     Total accumulated other comprehensive
       income (loss)............................       5.5      (8.7)     (14.9)
                                                  --------  --------  ---------
 RETAINED EARNINGS
     Balance at beginning of period.............     773.7     647.3    1,698.3
     Net income.................................      36.4     126.4      200.4
     Distribution of subsidiaries (Note 3)......     --        --      (1,251.4)
                                                  --------  --------  ---------
     Balance at end of period...................     810.1     773.7      647.3
                                                  --------  --------  ---------
         Total shareholder's equity.............  $1,419.6  $1,339.0  $ 1,206.4
                                                  ========  ========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2001    2000    1999
 -------------                                 ------  ------  -------
 Net income                                    $ 36.4  $126.4  $ 200.4
                                               ------  ------  -------
 Other comprehensive income (loss):
     Net appreciation (depreciation) on
       available-for-sale securities and
       derivative instruments................    45.7     9.6   (298.2)
     Increase in minimum pension liability...   (23.9)   --      --
     (Provision) benefit for deferred federal
       income taxes..........................    (7.6)   (3.4)   105.0
     Minority interest.......................    --      --       31.8
     Distribution of subsidiaries (Note 3)...    --      --      (22.7)
                                               ------  ------  -------
       Other comprehensive income (loss).....    14.2     6.2   (184.1)
                                               ------  ------  -------
 Comprehensive income........................  $ 50.6  $132.6  $  16.3
                                               ======  ======  =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                   2001       2000       1999
 -------------                                 ---------  ---------  ---------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    36.4  $   126.4  $   200.4
     Adjustments to reconcile net income to
      net cash provided by operating
      activities:
         Minority interest...................     --         --           39.9
         Net realized losses (gains).........       86.6       67.8      (99.7)
         Losses on derivative instruments....       35.2     --         --
         Net amortization and depreciation...       20.3       18.2       31.5
         Deferred federal income taxes.......      (13.0)      50.1        4.3
         Loss from disposal of group life and
         health business.....................     --         --           30.5
         Change in deferred acquisition
         costs...............................     (171.9)    (215.1)    (184.1)
         Change in premiums and notes
         receivable, net of reinsurance
         payable.............................       26.3       47.7      (41.8)
         Change in accrued investment
         income..............................       (1.3)       4.2        8.2
         Change in policy liabilities and
         accruals, net.......................      417.7      (20.3)      (2.5)
         Change in reinsurance receivable....       35.6       13.7      (46.3)
         Change in expenses and taxes
         payable.............................      (31.7)     (86.2)      82.3
         Separate account activity, net......     --            0.7        5.5
         Other, net..........................       23.5      (10.6)      27.4
                                               ---------  ---------  ---------
             Net cash provided by (used in)
                operating activities.........      463.7       (3.4)      55.6
                                               ---------  ---------  ---------
 CASH FLOWS FROM INVESTING ACTIVITIES
         Proceeds from disposals and
         maturities of available-for-sale
         fixed maturities....................    1,793.9    1,561.6    2,662.0
         Proceeds from disposals of equity
         securities..........................       42.0        4.1      422.9
         Proceeds from disposals of other
         investments.........................       38.8       28.9       30.3
         Proceeds from mortgages sold,
         matured or collected................      309.3      119.2      131.2
         Purchase of available-for-sale fixed
         maturities..........................   (2,994.5)  (2,257.6)  (2,098.8)
         Purchase of equity securities.......      (11.1)     (16.2)     (78.9)
         Purchase of other investments.......      (21.2)    (128.0)    (140.6)
         Capital expenditures................      (31.2)     (13.2)     (29.2)
         Purchase of company owned life
         insurance...........................     --          (64.9)    --
         Distribution of subsidiaries........     --         --         (202.2)
         Other investing activities, net.....        7.0       (9.4)      (9.8)
                                               ---------  ---------  ---------
             Net cash (used in) provided by
                investing activities.........     (867.0)    (775.5)     686.9
                                               ---------  ---------  ---------
 CASH FLOWS FROM FINANCING ACTIVITIES
         Deposits and interest credited to
         contractholder deposit funds........      156.5      990.3    1,514.6
         Withdrawals from contractholder
         deposit funds.......................     (621.1)    (936.7)  (2,037.5)
         Deposits and interest credited to
         trust instruments supported by
         funding obligations.................    1,181.8      570.9       50.6
         Withdrawals from to trust
         instruments supported by funding
         obligations.........................     (284.7)    --         --
         Change in short-term debt...........     --         --         (180.9)
         Contribution from parent............     --         --           36.0
         Subsidiary treasury stock purchased,
         at cost.............................     --         --         (350.0)
                                               ---------  ---------  ---------
             Net cash provided by (used in)
                financing activities.........      432.5      624.5     (967.2)
                                               ---------  ---------  ---------
 Net change in cash and cash equivalents.....       29.2     (154.4)    (224.7)
 Cash and cash equivalents, beginning of
  period.....................................      124.9      279.3      504.0
                                               ---------  ---------  ---------
 Cash and cash equivalents, end of period....  $   154.1  $   124.9  $   279.3
                                               =========  =========  =========
 SUPPLEMENTAL CASH FLOW INFORMATION
 Interest paid...............................  $    (0.9) $    (1.9) $    (3.1)
 Income taxes received (paid)................  $     7.8  $    12.3  $   (24.0)

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

First Allmerica Financial Life Insurance Company ("FAFLIC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of FAFLIC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, the consolidated financial statements of FAFLIC included the accounts of its wholly-owned life insurance subsidiary Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), its non-insurance subsidiaries (principally brokerage and investment advisory services), Allmerica Property and Casualty Companies, Inc. ("Allmerica P&C") (an 84.5%-owned non-insurance holding company), and various other non-insurance subsidiaries.

Effective July 1, 1999, AFC made certain changes to its corporate structure (Note 3). These changes included the transfer of the Company's ownership of Allmerica P&C and its subsidiaries, as well as several other non-insurance subsidiaries from the Company to AFC. In exchange, AFC contributed capital to the Company and agreed to maintain the Company's statutory surplus at specified levels during the following 6 years. Comparability between current and prior period financial statements and footnotes has been significantly impacted by the Company's divestiture of these subsidiaries during 1999, as disclosed in Note 3.

Prior to the July 1, 1999 changes in AFC's corporate structure, minority interest relates to the Company's investment in Allmerica P&C and its only significant subsidiary, Hanover. Hanover's wholly-owned subsidiary is Citizens Corporation, the holding company for Citizens. Minority interest also includes an amount related to the minority interest in Citizens Corporation.

The Company's operations primarily include two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as certain group retirement products. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in Guaranteed Investment Contracts ("GICs"). GICs, also referred to as funding agreements, are investment contracts which can contain either short-term or long-term maturities and are issued to institutional buyers or to various business or charitable trusts. Also, this segment is a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients.

The statutory stockholder's equity of the Company's insurance subsidiary, AFLIAC, is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

All significant inter-company accounts and transactions have been eliminated.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B.  CLOSED BLOCK

The Company established and began operating a closed block ("the Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Commonwealth of Massachusetts Insurance Commissioner ("the Insurance Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and income allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2001, there was one property in the Company's investment portfolio which was acquired upon the foreclosure of a mortgage loan. The asset is being carried at the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal. As of December 31, 2000, there were no real estate properties in the Company's investment portfolio.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

D.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts and interest rate futures contracts. These instruments involve credit risk and are also subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E.  DERIVATIVES AND HEDGING ACTIVITIES

All derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge); (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); (3) a foreign-currency fair value or cash flow hedge ("foreign currency" hedge); or (4) "held for trading". Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, until earnings are affected by the variability of cash flows (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). Changes in the fair value of derivatives that are highly effective and that are designated and qualify as foreign currency hedges are recorded in either current period earnings or other comprehensive income, depending on whether the hedge transaction is a fair value hedge or a cash flow hedge. Lastly, changes in the fair value of derivative trading instruments are reported in current period earnings.

The Company may hold financial instruments that contain "embedded" derivative instruments. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument, or host contract, and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair-value, cash-flow, or foreign currency hedge, or as a trading derivative instrument.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, as discussed below.

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, including forecasted transactions; (2) the derivative expires or is sold, terminated, or exercised;
(3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried on the balance sheet at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in earnings. In all other situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period earnings.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

G.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product and property and casualty line of business are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

H.  PROPERTY AND EQUIPMENT

Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

I.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

J.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2.5% to 6.0% for life insurance and 2.0% to 9.5% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on property and casualty and health insurance for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Premiums for property and casualty insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts ("GICs"), deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

K.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Property and casualty insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

L.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

M.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement is effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. Certain provisions of this statement are also applicable for goodwill and other intangible assets acquired after June 30, 2001, but prior to adoption of this statement. The adoption of Statement No. 142 is not expected to have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

M.  NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 00-3, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEMUTUALIZATION AND FORMATIONS OF MUTUAL INSURANCE HOLDING COMPANIES AND FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS ("SoP No. 00-3"). SoP No. 00-3 requires that closed block assets, liabilities, revenues and expenses be displayed together with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. In addition, SoP No. 00-3 provides guidance on the accounting for participating contracts issued before and after the date of demutualization, recording of closed block earnings and related policyholder dividend liabilities, and the accounting treatment for expenses and equity balances at the date of demutualization. This statement is effective for fiscal years beginning after December 15, 2000. The adoption of SoP No. 00-3 did not have a material impact on the Company's financial position or results of operations.

In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement was effective for fiscal years beginning after June 15, 2000. The Company adopted Statement No. 133 on January 1, 2001. In accordance with the transition provision of the statement, the company recorded a $3.2 million charge, net of taxes, in earnings to recognize all derivative instruments at their fair values. This adjustment represents net losses that were previously deferred in other comprehensive income on derivative instruments that do not qualify for hedge accounting. The Company recorded an offsetting gain in other comprehensive income of $3.3 million, net of taxes, to recognize these derivative instruments.

N.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  DISCONTINUED OPERATIONS

During the second quarter of 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During the third quarter of 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in the Consolidated Statements of Income as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS -- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB Opinion No. 30"). In the third quarter of 1999, the operating results from the discontinued segment were adjusted to reflect the recording of additional reserves related to accident claims from prior years. The Company also recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to a measurement date of June 30, 1999, approximately $11.5 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver. As a result of this transaction, the Company has received consideration of approximately $27 million, based on renewal rights for existing policies. The Company retained policy liabilities estimated at $84.6 million at December 31, 2001 related to this business.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2001 and 2000, the discontinued segment had assets of approximately $397.6 million and $497.9 million, respectively, consisting primarily of invested assets and reinsurance recoverables, and liabilities of approximately $369.3 million and $460.0 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $34.4 million, $207.7 million and $367.0 million for the years ended December 31, 2001, 2000 and 1999, respectively.

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes included transfer of the Company's ownership of Allmerica P&C and all of its subsidiaries, as well as certain other non-insurance subsidiaries, from FAFLIC to AFC, referred to as the "distribution of subsidiaries". The Company retained its ownership of its primary insurance subsidiary, AFLIAC, and certain broker dealer and investment management and advisory subsidiaries. AFC contributed capital to FAFLIC in the amount of $125.0 million, consisting of cash and securities of $36.0 million and $89.0 million, respectively, and agreed to maintain the Company's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC for 2002 would require the prior approval of the Commonwealth of Massachusetts Insurance Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

The equity of the subsidiaries transferred from FAFLIC on July 1, 1999 was $1,274.1 million. As of June 30, 1999, the transferred subsidiaries had total assets of $5,334.1 million, including cash and cash equivalents of $202.2 million, and total revenue of $1,196.5 million.

The Company's consolidated results of operations in 1999 include $107.2 million of net income associated with these subsidiaries through June 30, 1999. The unaudited pro forma information below presents consolidated results of operations as if the reorganization had occurred at the beginning of 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE (CONTINUED)

The following unaudited pro forma information is not necessarily indicative of the consolidated results of operations of the Company had the transfer occurred at the beginning on 1998, nor is it necessarily indicative of future results.

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999
-------------                                                 ------
Revenue.....................................................  $828.0
                                                              ======
Net realized capital losses included in revenue.............   (11.8)
                                                              ======
Income from continuing operations before taxes..............   192.1
Income taxes................................................    51.2
                                                              ------
Net income from continuing operations.......................   140.9
Loss from operations of discontinued business (less
 applicable income tax benefit of
 $10.4 million for the year ended December 31, 1999)........   (17.2)
Loss on disposal of group life and health business,
 including provision of $72.2 million
 for operating losses during phase-out period for the year
 ended December 31, 1999
 (less applicable income tax benefit of $16.4 million)......   (30.5)
                                                              ------
Net income..................................................  $ 93.2
                                                              ======

4.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of the Company's restructuring plan, it recognized a pre-tax charge of $11.0 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. Approximately $1.9 million of this charge relates to severance and other employee related costs. Approximately $9.1 million of this charge relates to one-time project costs. As of December 31, 2000, the Company has made payments of approximately $9.1 million related to this restructuring plan, of which approximately $1.6 million relates to severance and other employee related costs.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement with a highly rated reinsurer. The reinsurance agreement provides accident year coverage for the three years 1999 to 2001 for the Company's property and casualty business, and is subject to cancellation or commutation annually at the Company's option. The program covers losses and allocated loss adjustment expenses, including those incurred but not yet reported, in excess of a specified whole account loss and allocated LAE ratio. The annual and aggregate coverage limits for losses and allocated LAE are $150.0 million. The effect of this agreement on results of operations in each reporting period is based on losses and allocated LAE ceded, reduced by a sliding scale premium of 50.0-67.5% depending on the size of the loss, and increased by a ceding commission of 20.0% of ceded premium. In addition, net investment income is reduced for amounts credited to the reinsurer. Prior to the AFC corporate reorganization, the Company recognized a net benefit of $16.9 million as a result of this agreement based on year-to-date and annual estimates of losses and allocated loss adjustment expenses for accident year 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS

A.  FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2001
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   63.4     $  2.7      $  0.1    $   66.0
States and political subdivisions.......       2.9        0.2       --            3.1
Foreign governments.....................      23.1        1.6         0.2        24.5
Corporate fixed maturities..............   5,013.0      163.3        88.1     5,088.2
Mortgage-backed securities..............     853.1       25.6         3.4       875.3
                                          --------     ------      ------    --------
Total fixed maturities..................  $5,955.5     $193.4      $ 91.8    $6,057.1
                                          ========     ======      ======    ========
Equity securities.......................  $   44.2     $  1.7      $  8.8    $   37.1
                                          ========     ======      ======    ========

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   34.3     $  2.6      $--       $   36.9
States and political subdivisions.......      10.4        0.4       --           10.8
Foreign governments.....................      44.4        1.5         0.6        45.3
Corporate fixed maturities..............   4,162.6       99.7       148.4     4,113.9
Mortgage-backed securities..............     514.9       16.1         2.2       528.8
                                          --------     ------      ------    --------
Total fixed maturities..................  $4,766.6     $120.3      $151.2    $4,735.7
                                          ========     ======      ======    ========
Equity securities.......................  $   44.1     $ 20.2      $  7.2    $   57.1
                                          ========     ======      ======    ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2001, the amortized cost and market value of these assets on deposit in New York were $180.0 million and $182.9 million, respectively. At December 31, 2000, the amortized cost and market value of these assets on deposit were $186.7 million and $189.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $37.6 million and $21.6 million were on deposit with various state and governmental authorities at December 31, 2001 and 2000, respectively.

Contractual fixed maturity investment commitments were not material at December 31, 2001.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

A.  FIXED MATURITIES AND EQUITY SECURITIES (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2001
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  483.4   $  491.4
Due after one year through five years.......................   2,682.6    2,764.7
Due after five years through ten years......................   1,584.3    1,598.2
Due after ten years.........................................   1,205.2    1,202.8
                                                              --------   --------
Total.......................................................  $5,955.5   $6,057.1

B.  MORTGAGE LOANS AND REAL ESTATE

FAFLIC's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made. The carrying values of mortgage loans net of applicable reserves were $226.6 million and $617.6 million at December 31, 2001 and 2000, respectively. Reserves for mortgage loans were $2.7 million and $4.4 million at December 31, 2001 and 2000, respectively. During 2001, the Company received proceeds of $293.1 million as a result of the sale of $278.5 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliates, for consideration of $96.4 million in fixed maturity securities and $2.4 million in cash.

At December 31, 2001 there was one real estate property in the Company's investment portfolio. The Company did not hold any real estate investments in 2000. The real estate at December 31, 2001, which had a carrying value of $1.9 million, was acquired through the foreclosure of a mortgage loan and represents non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000 and 1999.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2001.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

B.  MORTGAGE LOANS AND REAL ESTATE (CONTINUED)

Mortgage loan investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2001    2000
-------------                                                 ------  ------
Property type:
  Office building...........................................  $120.7  $318.9
  Retail....................................................    56.9   106.8
  Industrial/warehouse......................................    39.5   130.5
  Residential...............................................    11.5    54.8
  Other.....................................................     0.7    11.0
  Reserves..................................................    (2.7)   (4.4)
                                                              ------  ------
Total.......................................................  $226.6  $617.6
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $ 64.6  $159.7
  New England...............................................    46.0    70.4
  West South Central........................................    33.3    47.7
  Pacific...................................................    33.2   217.6
  East North Central........................................    27.1    63.4
  Middle Atlantic...........................................    10.4    35.8
  Other.....................................................    14.7    27.4
  Reserves..................................................    (2.7)   (4.4)
                                                              ------  ------
Total.......................................................  $226.6  $617.6
                                                              ======  ======

At December 31, 2001, scheduled mortgage loan maturities were as follows:
2002 -- $22.3 million; 2003 -- $29.0 million; 2004 -- $50.3 million; 2005 --
$16.8 million; 2006 -- $25.7 million and $82.5 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2001, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

Mortgage loans investment reserves of $2.7 million and $4.4 million at December 31, 2001 and 2000, respectively, have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2001. The carrying value of impaired loans was $3.4 million, with related reserves of $0.4 million as of December 31, 2000. All impaired loans were reserved for as of December 31, 2000. The four year rolling average carrying value of impaired loans was $2.2 million, $12.1 million and $21.0 million, as of December 31, 2001, 2000 and 1999, respectively. Related interest income while such loans were impaired was $1.4 million and $2.1 million in 2000 and 1999, respectively. There was no interest income received in 2001 related to impaired loans.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

C.  DERIVATIVE INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate or foreign currency volatility. The operations of the Company are subject to risk resulting from interest rate fluctuations to the extent that there is a difference between the amount of the Company's interest-earning assets and the amount of interest-bearing liabilities that are paid, withdrawn, mature or re-price in specified periods. The principal objective of the Company's asset/liability management activities is to provide maximum levels of net investment income while maintaining acceptable levels of interest rate and liquidity risk and facilitating the funding needs of the Company. The Company has developed an asset/liability management approach tailored to specific insurance or investment product objectives. The investment assets of the Company are managed in over 20 portfolio segments consistent with specific products or groups of products having similar liability characteristics. As part of this approach, management develops investment guidelines for each portfolio consistent with the return objectives, risk tolerance, liquidity, time horizon, tax and regulatory requirements of the related product or business segment. Management has a general policy of diversifying investments both within and across all portfolios. The Company monitors the credit quality of its investments and its exposure to individual markets, borrowers, industries, and sectors.

The Company uses derivative financial instruments, primarily interest rate swaps and futures contracts, with indices that correlate to balance sheet instruments to modify its indicated net interest sensitivity to levels deemed to be appropriate. Specifically, for floating rate funding agreements that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts designed to pay fixed and receive floating interest. Under interest rate swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. Additionally, the Company uses exchange traded financial futures contracts to hedge against interest rate risk on anticipated guaranteed investment contract ("GIC") sales and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on fixed maturities reinvestments from the time of maturity until the purchase of new fixed maturities. The Company only trades futures contracts with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal risk of default.

As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as the Company's investment in securities denominated in foreign currencies, the Company's operating results are exposed to changes in exchange rates between the U.S. dollar and the Swiss Franc, Japanese Yen, British Pound and Euro. From time to time, the Company may also have exposure to other foreign currencies. To mitigate the short-term effect of changes in currency exchange rates, the Company regularly enters into foreign exchange swap contracts to hedge its net foreign currency exposure. Additionally, the Company enters into compound currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed income securities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate.

By using derivative instruments, the Company is exposed to credit risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain (including any accrued receivable) in a derivative. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. Depending on the nature of the derivative transaction, the Company maintains bilateral Collateral Standardized Arrangements (CSA) with each counterparty. In general, the CSA sets a minimum threshold of $10 million of exposure that must be collateralized, although thresholds may vary by CSA. At December 31, 2001, collateral of $69.7 million in the form of cash, bonds and US Treasury notes were held by our counterparties related to these agreements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

C.  DERIVATIVE INSTRUMENTS (CONTINUED)

The Company's derivative activities are monitored by management, who review portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with the Company's risk management strategy and with Company policies and procedures.

D.  FAIR VALUE HEDGES

The Company enters into compound foreign currency/interest rate swaps to convert its foreign denominated fixed rate trust instruments supported by funding obligations to U.S. dollar floating rate instruments. For the year ended December 31, 2001, the Company recognized a net gain of $0.3 million, reported as losses on derivative instruments in the Consolidated Statements of Income, which represented the ineffective portion of all fair value hedges. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

E.  CASH FLOW HEDGES

The Company enters into various types of interest rate swap contracts to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. The Company also purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the sale of GICs and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on reinvestments of fixed maturities from the time of maturity until the purchase of new fixed maturities. The Company uses U.S. Treasury Note futures to hedge this risk.

The Company also enters into foreign currency swap contracts to hedge foreign currency exposure on specific fixed income securities, as well as compound foreign currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed maturities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate.

For the year ended December 31, 2001, the Company recognized a net loss of $35.5 million, reported as losses on derivative instruments in the Consolidated Statements of Income, which represented the total ineffectiveness of all cash flow hedges. This net loss included a total loss of $35.8 million related to ineffective hedges of floating rate funding agreements with put options allowing the policyholder to cancel the contract prior to maturity. During the fourth quarter of 2001, the Company reviewed the trend in put activity since inception of the funding agreement business in order to determine the ongoing effectiveness of the hedging relationship. Based upon the historical trend in put activity, as well as management's uncertainty about possible future events, the Company has determined that it is probable that some of the future variable cash flows of the funding agreements will not occur, and therefore the hedges were ineffective. The Company analyzed the future payments under each outstanding funding agreement, and determined the amount of payments that are probable of occurring versus those that are probable of not occurring. The total accumulated market value losses deferred in other comprehensive income related to the payments that are probable of not occurring, which totals $35.8 million, was reclassified to earnings during the fourth quarter of 2001. This loss includes $13.7 million of losses related to funding agreements that have already been put back to the Company, as well as $22.1 million of losses related to funding agreements that have not been put, but which management believes are probable of being put in the future. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

E.  CASH FLOW HEDGES (CONTINUED)

As of December 31, 2001, $79.5 million of the deferred net losses on derivative instruments accumulated in other comprehensive income could be recognized in earnings during the next twelve months depending on the forward interest rate and currency rate environment. Transactions and events that (1) are expected to occur over the next twelve months and (2) will necessitate reclassifying to earnings these derivatives gains (losses) include (a) the re-pricing of variable rate trust instruments supported by funding obligations, (b) the interest payments (receipts) on foreign denominated trust instruments supported by funding obligations and foreign securities, (c) the anticipated sale of GICs and other funding agreements, (d) the possible put or non-renewal of GICs and other funding agreements, and (e) the anticipated reinvestment of fixed maturities. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate funding agreements) is 12 months.

F.  TRADING ACTIVITIES

The Company enters into insurance portfolio-linked, credit default, and other swap contracts for investment purposes. These products are not linked to specific assets and liabilities on the balance sheet or to a forecasted transaction, and therefore do not qualify for hedge accounting. Under the insurance portfolio-linked swap contracts, the Company agrees to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. As with interest rate swap contracts, the primary risk associated with insurance portfolio -- linked swap contracts is the inability of the counterparty to meet its obligation. Under the terms of the credit default swap contracts, the Company assumes the default risk of a specific high credit quality issuer in exchange for a stated annual premium. In the case of default, the Company will pay the counterparty par value for a pre-determined security of the issuer. The primary risk associated with these transactions is the default risk of the underlying companies. Under the other swap contract entered into for investment purposes, the Company agrees to exchange the difference between fixed and floating interest amounts calculated on an agreed upon notional principal amount. The primary risk associated with this swap contract is the counterpary credit risk.

As of December 31, 2001, the Company no longer held insurance portfolio-linked or credit default swap contracts. Net realized losses related to insurance portfolio-linked contracts was $4.3 million, $0.7 million and $0.2 million for the years ended December 31, 2001, 2000 and 1999, respectively. The fair values of insurance portfolio-linked swap contracts outstanding were immaterial at December 31, 2000.

The stated annual premium under credit default swap contracts is recognized currently in net investment income. There was no net increase to investment income related to credit default swap contracts for the year ended December 31, 2001; however, there was a net increase of $0.2 million and $0.4 million for the years ended December 31, 2000 and 1999, respectively.

The fair value of other swap contracts held for investment purposes was $(2.1) million and $(1.2) million at December 31, 2001 and 2000, respectively. The net decrease in net investment income related to this contract was $(0.7) million and $(0.1) million for the years ended December 31, 2001 and 2000, respectively. There was no net investment income related to this contract in 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

G.  UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale, other securities and derivative instruments are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER(1)   TOTAL
-------------                                                 ----------  ------------  -------
2001
Net (depreciation) appreciation, beginning of year..........   $ (22.1)      $  13.4    $  (8.7)
                                                               -------       -------    -------
    Net appreciation (depreciation) on available-for-sale
      securities and derivative instruments.................      86.5         (21.1)      65.4
    Net depreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........     (19.7)       --          (19.7)
    (Provision) benefit for deferred federal income taxes...     (23.4)          7.4      (16.0)
                                                               -------       -------    -------
                                                                  43.4         (13.7)      29.7
                                                               -------       -------    -------
Net depreciation, end of year...............................      21.3          (0.3)      21.0
                                                               -------       -------    -------
2000
Net (depreciation) appreciation, beginning of year..........   $ (30.4)      $  15.5    $ (14.9)
                                                               -------       -------    -------
    Net appreciation (depreciation) on available-for-sale
      securities............................................      48.9          (3.2)      45.7
    Net depreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........     (36.1)       --          (36.1)
    (Provision) benefit for deferred federal income taxes...      (4.5)          1.1       (3.4)
                                                               -------       -------    -------
                                                                   8.3          (2.1)       6.2
                                                               -------       -------    -------
Net (depreciation) appreciation, end of year................   $ (22.1)      $  13.4    $  (8.7)
                                                               -------       -------    -------
1999
Net appreciation, beginning of year.........................   $  79.0       $  90.2    $ 169.2
                                                               -------       -------    -------
    Net depreciation on available-for-sale securities.......    (254.4)       (122.3)    (376.7)
    Net appreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........      78.5        --           78.5
    Benefit for deferred federal income taxes and minority
      interest..............................................      72.1          64.7      136.8
    Distribution of subsidiaries (See Note 3)...............      (5.6)        (17.1)     (22.7)
                                                               -------       -------    -------
                                                                (109.4)        (74.7)    (184.1)
                                                               -------       -------    -------
Net (depreciation) appreciation, end of year................   $ (30.4)      $  15.5    $ (14.9)
                                                               -------       -------    -------

(1) INCLUDES NET (DEPRECIATION) APPRECIATION ON OTHER INVESTMENTS OF $0.5 MILLION, $1.5 MILLION, AND $(1.1) MILLION, IN 2001, 2000 AND 1999, RESPECTIVELY.

H.  OTHER

At December 31, 2001 and 2000, FAFLIC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $389.7  $339.8  $452.8
Mortgage loans..............................................    42.0    52.1    56.1
Equity securities...........................................     1.4     1.1     1.7
Policy loans................................................    27.1    26.1    24.5
Derivatives.................................................   (48.0)   (5.6)   (6.7)
Other long-term investments.................................    20.8    11.3    14.9
Short-term investments......................................    12.4     8.1    27.1
                                                              ------  ------  ------
Gross investment income.....................................   445.4   432.9   570.4
Less investment expenses....................................   (12.2)  (11.5)  (13.5)
                                                              ------  ------  ------
Net investment income.......................................  $433.2  $421.4  $556.9
                                                              ======  ======  ======

The Company had fixed maturities with a carrying value of $5.6 million and $2.9 million on non-accrual status at December 31, 2001 and 2000, respectively. There were no mortgage loans on non-accrual status at December 31, 2001 and 2000. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $7.3 million in 2001, and $1.6 million and $1.4 million in 2000 and 1999, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2001. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million at December 31, 2000. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $1.7 million and $2.5 million in 2000 and 1999, respectively. Actual interest income on these loans included in net investment income aggregated $1.4 million and $1.8 million in 2000 and 1999, respectively.

There were no mortgage loans which were non-income producing at December 31, 2001 and 2000. There were, however, fixed maturities with a carrying value of $2.7 million and $0.8 million which were non-income producing at December 31, 2001 and 2000, respectively.

Included in other long-term investments is income from limited partnerships of $9.1 million, $7.8 million and $6.6 million in 2001, 2000 and 1999, respectively.

B.  NET REALIZED INVESTMENT LOSSES AND GAINS

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(88.0) $(77.1) $(52.6)
Mortgage loans..............................................    14.6     1.3     2.5
Equity securities...........................................    28.1     2.0   141.3
Derivatives.................................................   (32.9)    3.1    (0.2)
Other long-term investments.................................    (8.4)    2.9     8.7
                                                              ------  ------  ------
Net realized investment (losses) gains......................  $(86.6) $(67.8) $ 99.7
                                                              ======  ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

B.  NET REALIZED INVESTMENT LOSSES AND GAINS (CONTINUED)

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2001
Fixed maturities............................................    $1,044.4     $46.3  $ 26.8
Equity securities...........................................        39.3      29.7    --

2000
Fixed maturities............................................    $1,129.2     $ 4.0  $ 52.7
Equity securities...........................................         2.1       2.0    --

1999
Fixed maturities............................................    $1,546.8     $10.4  $ 28.9
Equity securities...........................................       421.2     149.0     7.6

The Company recognized losses of $113.1 million, $31.8 million and $30.7 million in 2001, 2000 and 1999, respectively, related to other-than-temporary impairments on fixed maturities and other securities.

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001     2000    1999
-------------                                                 -------  ------  -------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period,
 (net of tax (benefit) of $(5.0) in 2001, net of tax
 (benefit) in 2000 of $(21.5) million, including $22.7
 million resulting from the distribution of subsidiaries in
 1999, net of tax (benefit) and minority interest of
 $(103.3) million in 1999.).................................  $ (10.1) $(40.2) $(121.9)
Less: reclassification adjustment for (losses) gains
 included in net
 income (net of tax (benefit) of $(21.0) and $(24.9) million in 2001
 and 2000, respectively and net of tax and minority interest
 of $33.5 million in 1999)..................................    (38.9)  (46.4)    62.2
                                                              -------  ------  -------
Total available-for-sale securities.........................     28.8     6.2   (184.1)
                                                              -------  ------  -------
Unrealized depreciation on derivative instruments:
Unrealized holding losses arising during period, (net of tax
 benefit of $63.4 million in 2001)..........................   (117.7)   --      --
Less: reclassification adjustment for losses included in net
 income (net of tax benefit of $63.9 million in 2001).......   (118.6)   --      --
                                                              -------  ------  -------
Total derivative instruments................................      0.9
                                                              -------  ------  -------
Net unrealized appreciation (depreciation) on investments...  $  29.7  $  6.2  $(184.1)
                                                              =======  ======  =======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Prior to the implementation of Statement No. 133 on January 1, 2001, the Company included swap contracts used to hedge fixed maturities in the fair value of fixed maturities. The Company held swap contracts with a fair value of $(47.7) million at December 31, 2000. At December 31, 2001, these swap contracts are carried on the Consolidated Balance Sheets at fair value.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

DERIVATIVE INSTRUMENTS

Fair values are estimated by independent pricing sources.

COMPANY OWNED LIFE INSURANCE

Fair values are based on the current cash surrender value of the policy. This value is dependent on the fair value of the underlying securities which is based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS (CONTINUED)
TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

The estimated fair values of the financial instruments were as follows:

                                                                     2001                2000
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  154.1  $  154.1  $  124.9  $  124.9
  Fixed maturities..........................................   6,057.1   6,057.1   4,735.7   4,735.7
  Equity securities.........................................      37.1      37.1      57.1      57.1
  Mortgage loans............................................     226.6     235.6     617.6     640.6
  Policy loans..............................................     379.6     379.6     381.3     381.3
  Derivatives...............................................      73.3      73.3      88.7      88.7
  Company owned life insurance..............................      67.3      67.3      65.6      65.6
                                                              --------  --------  --------  --------
                                                              $6,995.1  $7,004.1  $6,070.9  $6,093.9
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Guaranteed investment contracts...........................  $1,171.1  $1,174.1  $1,636.5  $1,663.3
  Derivatives...............................................     180.3     180.3      11.8      11.8
  Supplemental contracts without life contingencies.........      57.3      57.3      40.7      40.7
  Dividend accumulations....................................      88.8      88.8      88.5      88.5
  Other individual contract deposit funds...................      50.4      50.4      45.0      44.9
  Other group contract deposit funds........................     213.4     212.4     323.1     319.0
  Individual fixed annuity contracts........................   1,686.2   1,621.3   1,026.1     991.7
  Trust instruments supported by funding obligations........   1,518.6   1,534.0     621.5     620.5
                                                              --------  --------  --------  --------
                                                              $4,966.1  $4,918.6  $3,793.2  $3,780.4
                                                              ========  ========  ========  ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  CLOSED BLOCK

Summarized financial information of the Closed Block as of December 31, 2001 and 2000 and for the periods ended December 31, 2001, 2000 and 1999 is as follows:

DECEMBER 31,
(IN MILLIONS)                                                                 2001    2000
-------------                                                                ------  ------
Assets
  Fixed maturities, at fair value (amortized cost of $498.1 and $400.3, respectively)..........................................................  $504.2  $397.5
  Mortgage loans...........................................................    55.7   144.9
  Policy loans.............................................................   182.1   191.7
  Cash and cash equivalents................................................     9.2     1.9
  Accrued investment income................................................    14.6    14.6
  Deferred policy acquisition costs........................................    10.4    11.0
  Other assets.............................................................     6.2     6.4
                                                                             ------  ------
Total assets...............................................................  $782.4  $768.0
                                                                             ======  ======
Liabilities
  Policy liabilities and accruals..........................................   798.2   808.9
  Policyholder dividends...................................................    30.7    20.0
  Other liabilities........................................................     7.0     0.8
                                                                             ------  ------
Total liabilities..........................................................  $835.9  $829.7
                                                                             ------  ------
Excess of Closed Block liabilities over assets designated to the Closed
 Block.....................................................................  $ 53.5  $ 61.7
Amounts included in accumulated other comprehensive income: Net unrealized investment losses, net of deferred federal income tax benefit of $8.8
 million and $1.3 million, respectively....................................   (16.4)   (2.5)
                                                                             ------  ------
Maximum future earnings to be recognized from Closed Block assets and liabilities...............................................................  $ 37.1  $ 59.2
                                                                             ======  ======

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                2001   2000    1999
-------------                                                                -----  -----  ------
Revenues
  Premiums and other income................................................  $47.2  $49.9  $ 52.1
  Net investment income....................................................   54.1   53.6    53.8
  Realized investment losses...............................................   (2.2)  (5.4)   (0.6)
                                                                             -----  -----  ------
Total revenues.............................................................   99.1   98.1   105.3
                                                                             -----  -----  ------
Benefits and expenses
  Policy benefits..........................................................   83.1   89.5    88.9
  Policy acquisition expenses..............................................    0.6    2.1     2.5
  Other operating expenses.................................................   --      0.2     0.1
                                                                             -----  -----  ------
Total benefits and expenses................................................  $83.7  $91.8  $ 91.5
                                                                             -----  -----  ------
Contribution from the Closed Block.........................................  $15.4  $ 6.3  $ 13.8
                                                                             =====  =====  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  CLOSED BLOCK (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001     2000     1999
-------------                                                 -------  -------  -------
Cash flows
  Cash flows from operating activities:
  Contribution from the Closed Block........................  $  15.4  $   6.3  $  13.8
  Change in:
    Deferred policy acquisition costs, net..................      0.6      2.1      2.5
    Policy liabilities and accruals.........................    (12.3)   (12.0)   (13.1)
    Other assets............................................      2.1      5.3     (8.2)
    Expenses and taxes payable..............................     (0.2)   (10.1)    (2.9)
    Other, net..............................................      2.5      5.3      0.8
                                                              -------  -------  -------
  Net cash provided by (used in) operating activities.......      8.1     (3.1)    (7.1)
  Cash flows from investing activities:
    Sales, maturities and repayments of investments.........    136.8    133.3    139.0
    Purchases of investments................................   (147.2)  (160.3)  (128.5)
    Other, net..............................................      9.6      9.4      9.8
                                                              -------  -------  -------
Net cash (used in) provided by investing activities.........     (0.8)   (17.6)    20.3
                                                              -------  -------  -------
Net increase (decrease) in cash and cash equivalents........      7.3    (20.7)    13.2
Cash and cash equivalents, beginning of year................      1.9     22.6      9.4
                                                              -------  -------  -------
Cash and cash equivalents, end of year......................  $   9.2  $   1.9  $  22.6
                                                              =======  =======  =======

There were no reserves on mortgage loans at December 31, 2001, 2000 and 1999, respectively.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense (benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Federal income tax expense (benefit)
  Current...................................................  $ (1.5) $(33.8) $88.7
  Deferred..................................................   (13.0)   50.1    4.3
                                                              ------  ------  -----
Total.......................................................  $(14.5) $ 16.3  $93.0
                                                              ======  ======  =====

The federal income taxes attributable to the consolidated results of operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001     2000    1999
-------------                                                 --------  ------  ------
Expected federal income tax expense.........................   $  8.8   $ 49.9  $133.4
  Tax-exempt interest.......................................    --        --     (24.2)
  Dividend received deduction...............................     (8.9)    (6.9)   --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................    --       (13.3)   --
  Changes in tax reserve estimates..........................     (1.4)    (4.0)   (8.7)
  Tax credits...............................................    (10.8)   (10.3)   (8.5)
  Other, net................................................     (2.2)     0.9     1.0
                                                               ------   ------  ------
Federal income tax expense..................................   $(14.5)  $ 16.3  $ 93.0
                                                               ======   ======  ======

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Deferred tax liabilities (assets)
  Tax credit carryforwards..................................  $ (53.1)   $ (20.2)
  Insurance reserves........................................   (204.2)    (264.9)
  Deferred acquisition costs................................    448.5      416.8
  Employee benefit plans....................................    (58.3)     (51.6)
  Investments, net..........................................    (39.4)     (29.8)
  Litigation reserve........................................     (1.9)      (8.1)
  Discontinued operations...................................    (14.2)     (11.9)
  Loss carryforwards........................................    (58.8)      (9.5)
  Other, net................................................      6.1        5.8
                                                              -------    -------
Deferred tax liability, net.................................  $  24.7    $  26.6
                                                              =======    =======

Gross deferred income tax assets totaled $972.8 million and $471.0 millions at December 31, 2001 and 2000, respectively. Gross deferred income tax liabilities totaled $997.5 million and $497.6 million at December 31, 2001 and 2000, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  FEDERAL INCOME TAXES (CONTINUED)

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2001, there are available alternative minimum tax credit carryforwards, low income housing credit carryforwards and foreign tax credit recoverable of $4.7 million, $41.7 million and $6.1 million, respectively. The alternative minimum tax credit carryforwards have no expiration date, whereas the low income housing credit carryforwards will expire beginning in 2018 and the foreign tax credit expiring in 2002 will be carried back to 1995 and 1996. Also, at December 31, 2001, the Company has net operating loss carryforwards of $152.7 million expiring in 2014 and capital loss carryforwards of $15.3 million expiring in 2005.

The Company's federal income tax returns are routinely audited by the Internal Revenue Services ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The IRS has also examined the former Allmerica P&C consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect to the federal income tax returns for 1992, 1993 and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

10.  PENSION PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple benefit plans to employees and agents of these affiliated Companies, including retirement plans. The salaries of employees and agents covered by these plans and the expenses of these plans are charged to the affiliated Companies in accordance with an inter-company cost sharing agreement.

FAFLIC provides retirement benefits to substantially all of its employees under defined benefit pension plans. These plans are based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each eligible employee based on a percentage of that employee's salary, similar to a defined contribution plan arrangement. The 2001 allocation was based on 5.0%, and the 2000 and 1999 allocations were based on 7.0% of each eligible employee's salary. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grand-fathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Service cost -- benefits earned during the year.............   $ 14.7     $ 18.5     $ 19.3
Interest cost...............................................     30.9       28.6       26.5
Expected return on plan assets..............................    (39.6)     (43.1)     (38.9)
Recognized net actuarial gain...............................     (0.4)     (11.2)      (0.4)
Amortization of transition asset............................     (2.2)      (2.2)      (2.3)
Amortization of prior service cost..........................     (3.1)      (3.1)      (3.3)
                                                               ------     ------     ------
  Net periodic pension cost (benefit).......................   $  0.3     $(12.5)    $  0.9
                                                               ======     ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  PENSION PLANS (CONTINUED)

The Company, allocated approximately $.2 million and $(6.5) million of the net periodic pension (benefit) cost to its affiliated companies in 2001 and 2000, respectively.

The following table summarizes the status of the plan. At December 31, 2001 and 2000, the projected benefit obligations exceeded the plans' assets. During the fourth quarter of 2001, the Company recorded a $64.8 million dollar increase in its minimum pension liability related to its qualified pension plan, of which $40.9 million was allocated to affiliates. This is reflected as an adjustment to accumulated other comprehensive income in accordance with Financial Accounting Standard, No. 130, "Reporting Comprehensive Income" and primarily reflects the difference between the present value of accumulated benefit obligations and the market value of assets funding the plan, as determined by the Company's market value of assets held by the plan due to a general decline in the equity markets.

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Change in benefit obligations:
  Projected benefit obligation at beginning of year.........  $ 450.9     $392.7
  Service cost -- benefits earned during the year...........     14.7       18.5
  Interest cost.............................................     30.9       28.6
  Actuarial losses (gains)..................................     12.4       37.7
  Benefits paid.............................................    (25.7)     (26.6)
                                                              -------     ------
    Projected benefit obligation at end of year.............    483.2      450.9
                                                              -------     ------
Change in plan assets:
  Fair value of plan assets at beginning of year............    441.5      470.6
  Actual return on plan assets..............................    (51.5)      (2.5)
  Benefits paid.............................................    (25.7)     (26.6)
                                                              -------     ------
    Fair value of plan assets at end of year................    364.3      441.5
                                                              -------     ------
  Funded status of the plan.................................   (118.9)      (9.4)
  Unrecognized transition obligation........................    (17.2)     (19.4)
  Unamortized prior service cost............................     (1.7)      (8.9)
  Unrecognized net actuarial losses (gains).................     27.6       (6.4)
                                                              -------     ------
    Net pension liability...................................  $(110.2)    $(44.1)
                                                              =======     ======

As a result of AFC's merger with Allmerica P&C, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $6.1 million and $7.5 million in 2001 and 2000, respectively, which reflects fair value, net of applicable amortization.

Determination of the projected benefit obligations was based on weighted average discount rates of 6.88% and 7.25% in 2001 and 2000, respectively, and the assumed long-term rate of return on plan assets was 9.5% in both 2001 and 2000. The actuarial present value of the projected benefit obligations was determined using assumed rates of increase in future compensation levels of 4.0% in 2001 and levels ranging from 5.0% to 5.5% in 2000. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. Plan assets also include 796,462 shares of AFC Common Stock at December 31, 2001 and 2000, with a market value of $35.5 million and $57.7 million at December 31, 2001 and 2000, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  PENSION PLANS (CONTINUED)

The Company has a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2001, 2000 and 1999, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $5.7 million, $6.1 million and $5.9 million in 2001, 2000 and 1999, respectively. The Company allocated approximately $3.6 million and $2.4 million of the 401(k) expense to its affiliated companies in 2001 and 2000 respectively. In addition to this plan, the Company has a defined contribution plan for substantially all of its agents. The plan expense in 2001, 2000 and 1999 was $3.3 million, $3.2 million and $3.1 million, respectively.

11.  OTHER POSTRETIREMENT BENEFIT PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple postretirement medical and death benefit plans to employees, agents and retirees of these affiliated Companies. The costs of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical, and a payment at death equal to retirees' final compensation up to certain limits. Effective
January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments and to restrict eligibility to current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plans' funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Change in benefit obligation:
Accumulated postretirement benefit obligation at beginning
  of year...................................................   $ 75.5     $ 66.8
Service cost................................................      2.3        1.9
Interest cost...............................................      4.9        4.9
Actuarial losses (gains)....................................     (1.2)       5.6
Benefits paid...............................................     (4.3)      (3.7)
                                                               ------     ------
  Accumulated postretirement benefit obligation at end of
    year....................................................     77.2       75.5
                                                               ------     ------
Fair value of plan assets at end of year....................    --         --
                                                               ------     ------
Funded status of the plan...................................    (77.2)     (75.5)
Unamortized prior service cost..............................     (5.4)      (7.6)
Unrecognized net actuarial gains............................     (8.4)      (7.7)
                                                               ------     ------
  Accumulated postretirement benefit costs..................    (91.0)    $(90.8)
                                                               ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  OTHER POSTRETIREMENT BENEFIT PLANS (CONTINUED)

The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Service cost................................................   $  2.3     $  1.9     $  2.9
Interest cost...............................................      4.9        4.9        4.6
Actuarial (gains) losses....................................     (0.4)      (0.5)       0.1
Amortization of prior service cost..........................     (2.2)      (2.2)      (2.3)
                                                               ------     ------     ------
Net periodic postretirement benefit cost....................   $  4.6     $  4.1     $  5.3
                                                               ======     ======     ======

The Company allocated approximately $2.9 million and $2.1 million of the net periodic postretirement cost to its affiliated companies in 2001 and 2000 respectively.

As a result of AFC's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $3.2 million and $3.9 million in 2001 and 2000, respectively, which reflects fair value, net of applicable amortization.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 2001, health care costs were assumed to increase 10% in 2002, declining thereafter until the ultimate rate of 5.0% is reached in 2010 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2001 by $4.6 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $0.6 million. Conversely, decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2001 by $4.0 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $0.5 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 6.88% and 7.25% at December 31, 2001 and 2000, respectively. In addition, the actuarial present value of the accumulated postretirement benefit obligation was determined using an assumed rate of increase in future compensation levels of 4.0% for FAFLIC agents.

12.  RELATED PARTY TRANSACTIONS

FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions. Amounts charged by FAFLIC to its affiliates for these services are based on full cost including all direct and indirect overhead costs, that amounted to $339.5 million, $300.3 million and $160.2 million in 2001, 2000 and 1999 respectively. The net amounts due from its affiliates for accrued expenses and various other liabilities and receivables were $87.3 million and $11.4 million at December 31, 2001 and 2000, respectively.

In accordance with the above agreement, FAFLIC has allocated a $40.9 million minimum pension liability to its affiliates as of December 31, 2001.

In December 2001, the Company's parent, AFC, declared a $30.0 million contribution of capital consisting of approximately $23.3 million of fixed maturity securities and $6.7 million of cash paid in 2002.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  DIVIDEND RESTRICTIONS

Massachusetts and Delaware have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of FAFLIC and AFLIAC, respectively.

Massachusetts' statute limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner ("the Commissioner"), to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income for the preceding calendar year (if such insurer is not a life company). In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. As of July 1, 1999, FAFLIC's ownership of Allmerica P&C, as well as several non-insurance subsidiaries, was transferred from FAFLIC to AFC. Under an agreement with the Commissioner any dividend from FAFLIC to AFC for 2001 would require the prior approval of the Commissioner. Accordingly, no dividends were declared by FAFLIC to AFC during 2001, 2000, or 1999. In addition, FAFLIC cannot pay dividends to AFC without prior approval from the Commissioner during 2002.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. No dividends were declared by AFLIAC to FAFLIC during 2001, 2000, or 1999. During 2002, AFLIAC cannot pay dividends to FAFLIC without prior approval.

14.  SEGMENT INFORMATION

The Company offers Asset Accumulation financial products and services. Prior to the AFC corporate reorganization, the Company offered financial products and services in two major areas: Risk Management and Asset Accumulation. Within these broad areas, the Company conducted business principally in three operating segments. These segments were Risk Management, Allmerica Financial Services and Allmerica Asset Management. In accordance with Statement No. 131, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

In 1999, the Company reorganized its Property and Casualty business and Corporate Risk Management Services operations within the Risk Management segment. Under the new structure, the Risk Management segment manages its business through five distribution channels identified as Hanover North, Hanover South, Citizens Midwest, Allmerica Voluntary Benefits and Allmerica Specialty. During the second quarter of 1999, the Company approved a plan to exit its group life and health business, consisting of its EBS business, its AGU business and its reinsurance pool business. Results of operations from this business, relating to both the current and the prior periods, have been segregated and reported as a component of discontinued operations in the Consolidated Statements of Income. Operating results from this business were previously reported in the Allmerica Voluntary Benefits and Allmerica Specialty distribution channels. Prior to 1999, results of the group life and health business were included in the Corporate Risk Management Services segment, while all other Risk Management business was reflected in the Property and Casualty segment.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  SEGMENT INFORMATION (CONTINUED)

The Risk Management segment's property and casualty business is offered primarily through the Hanover North, Hanover South and Citizens Midwest distribution channels utilizing the Company's independent agent network primarily in the Northeast, Midwest and Southeast United States, maintaining a strong regional focus. Allmerica Voluntary Benefits focuses on worksite distribution, which offers discounted property and casualty products through employer sponsored programs, and affinity group property and casualty business. Allmerica Specialty offers special niche property and casualty products in selected markets. On July 1, 1999, AFC made certain changes to its corporate structure as discussed in Note 3. As a result, FAFLIC distributed its interest in the property and casualty business after that date.

The Asset Accumulation group includes two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as group retirement products, such as defined benefit and 401(k) plans and tax-sheltered annuities. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in GICs, such as long-term and short-term funding agreements. Short-term funding agreements are investment contracts issued to institutional buyers, such as money market funds, corporate cash management programs and securities lending collateral programs, which typically have short maturities and periodic interest rate resets based on an index such as LIBOR. Long-term funding agreements are investment contracts issued to various business or charitable trusts, which are used to support debt issued by the trust to foreign and domestic institutional buyers, such as banks, insurance companies and pension plans. These funding agreements have long maturities and may be issued with a fixed or variable interest rate based on an index such as LIBOR. This segment is also a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients. As a result of the aforementioned change in the AFC corporate structure, FAFLIC distributed its ownership of certain investment advisory business as of July 1, 1999.

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities and corporate overhead expenses. Corporate overhead expenses reflect costs not attributable to a particular segment, such as those generated by certain officers and directors, technology, finance, human resources and legal.

Management evaluates the results of the aforementioned segments based on a pre-tax and pre-minority interest basis. Segment income is determined by adjusting net income for net realized investment gains and losses, net gains and losses on disposals of businesses, discontinued operations, extraordinary items, the cumulative effect of accounting changes and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment income enhances understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business. However, segment income should not be construed as a substitute for net income determined in accordance with generally accepted accounting principles.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  SEGMENT INFORMATION (CONTINUED)

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Segment revenues:
  Risk Management...........................................   $--       $  --      $1,075.2
  Asset Accumulation
    Allmerica Financial Services............................    816.4       858.1      799.0
    Allmerica Asset Management..............................    143.5       137.7      144.5
                                                               ------    --------   --------
        Subtotal............................................    959.9       995.8      943.5
                                                               ------    --------   --------
  Corporate.................................................    --          --           0.4
  Intersegment revenues.....................................    --          --          (0.8)
                                                               ------    --------   --------
    Total segment revenues including Closed Block...........    959.9       995.8    2,018.3
                                                               ------    --------   --------
  Adjustment to segment revenues:
      Net realized (losses) gains...........................    (86.6)      (67.8)      99.7
                                                               ------    --------   --------
    Total revenues..........................................   $873.3    $  928.0   $2,118.0
                                                               ======    ========   ========
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                       2001       2000       1999
-------------                                                     --------   --------   --------
Segment income (loss) before income taxes and minority interest:
  Risk Management.............................................     $--       $  --      $   86.3
  Asset Accumulation
    Allmerica Financial Services..............................      147.5       224.5      207.1
    Allmerica Asset Management................................       15.9        17.3       21.3
                                                                   ------    --------   --------
        Subtotal..............................................      163.4       241.8      314.7
                                                                   ------    --------   --------
  Corporate...................................................      (23.7)      (25.2)     (39.2)
                                                                   ------    --------   --------
    Segment income before income taxes and minority interest...     139.7       216.6      275.5
                                                                   ------    --------   --------
  Adjustments to segment income:
    Net realized investment gains, net of amortization........      (87.1)      (62.9)     105.5
    Sales practice litigation.................................        7.7
    Restructuring costs.......................................      --          (11.0)     --
    Losses on derivative instruments..........................      (35.2)      --         --
                                                                   ------    --------   --------
  Income before taxes and minority interest...................     $ 25.1    $  142.7   $  381.0
                                                                   ======    ========   ========

DECEMBER 31
(IN MILLIONS)                                       2001        2000        2001        2000
-------------                                     ---------   ---------   ---------   ---------
                                                   IDENTIFIABLE ASSETS    DEFERRED ACQUISITION
                                                                                  COSTS
Risk Management.................................  $   359.4   $   462.6   $    3.2    $    3.3
Asset Accumulation
  Allmerica Financial Services..................   21,163.0    23,129.0    1,585.2     1,420.8
  Allmerica Asset Management....................    2,805.0     2,221.3      --            0.2
                                                  ---------   ---------   --------    --------
      Total.....................................  $24,327.4   $25,812.9   $1,588.4    $1,424.3
                                                  =========   =========   ========    ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  LEASE COMMITMENTS

Rental expenses for operating leases, including those related to the discontinued operations of the Company, amounted to $11.4 million, $11.7 million and $22.2 million in 2001, 2000, and 1999, respectively. These expenses relate primarily to building leases of the Company. At December 31, 2001, future minimum rental payments under non-cancelable operating leases were approximately $42.6 million, payable as follows: 2002 -- $17.2 million; 2003 --$12.6 million; 2004 -- $7.7 million; 2005 -- $3.5 million; and 2006 -- $1.6 million. It is expected that, in the normal course of business, leases that expire will be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 2002.

16.  REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement (See Note 4). Prior to the AFC corporate reorganization, the Company was subject to concentration of risk with respect to this reinsurance agreement, which represented 10% or more of the Company's reinsurance business. Net premiums earned and losses and loss adjustment expenses ceded under this agreement in 1999 were $21.9 million and $35.0 million, respectively. In addition, the Company was subject to concentration of risk with respect to reinsurance ceded to various residual market mechanisms. As a condition to the ability to conduct certain business in various states, the Company was required to participate in various residual market mechanisms and pooling arrangements which provide various insurance coverages to individuals or other entities that are otherwise unable to purchase such coverage voluntarily provided by private insurers. These market mechanisms and pooling arrangements included the Massachusetts Commonwealth Automobile Reinsurers ("CAR"), the Maine Workers' Compensation Residual Market Pool ("MWCRP") and the Michigan Catastrophic Claims Association ("MCCA"). Prior to the AFC corporate reorganization, both CAR and MCCA represented 10% or more of the Company's reinsurance business. As a servicing carrier in Massachusetts, the Company ceded a significant portion of its private passenger and commercial automobile premiums to CAR. Net premiums earned and losses and loss adjustment expenses ceded to CAR in 1999 were $20.4 million and $21.4 million, respectively. The Company ceded to MCCA premiums earned and losses and loss adjustment expenses in 1999 of $1.8 million and $30.6 million.

Because the MCCA is supported by assessments permitted by statute, and all amounts billed by the Company to CAR, MWCRP and MCCA have been paid when due, the Company believes that it has no significant exposure to uncollectible reinsurance balances.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.  REINSURANCE (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Life and accident and health insurance premiums:
  Direct....................................................   $ 86.5    $   92.3   $  106.2
  Assumed...................................................      0.7         0.7        0.7
  Ceded.....................................................    (38.2)      (41.0)     (50.6)
                                                               ------    --------   --------
Net premiums................................................   $ 49.0    $   52.0   $   56.3
                                                               ======    ========   ========
Property and casualty premiums written:
  Direct....................................................   $--       $  --      $1,089.0
  Assumed...................................................    --          --          27.3
  Ceded.....................................................    --          --        (135.4)
                                                               ------    --------   --------
Net premiums................................................   $--       $  --      $  980.9
                                                               ======    ========   ========
Property and casualty premiums earned:
  Direct....................................................   $--       $  --      $1,047.3
  Assumed...................................................    --          --          30.3
  Ceded.....................................................    --          --        (127.3)
                                                               ------    --------   --------
Net premiums................................................   $--       $  --      $  950.3
                                                               ======    ========   ========
Life insurance and other individual policy benefits, claims,
  Losses and loss adjustment expenses:
  Direct....................................................   $460.1    $  453.7   $  479.5
  Assumed...................................................      0.3         0.3        0.1
  Ceded.....................................................    (46.1)      (35.1)     (35.8)
                                                               ------    --------   --------
Net policy benefits, claims, losses and loss adjustment
  expenses..................................................   $414.3    $  418.9   $  443.8
                                                               ======    ========   ========
Property and casualty benefits, claims, losses and loss
  Adjustment expenses:
  Direct....................................................   $--       $  --      $  805.6
  Assumed...................................................    --          --          25.9
  Ceded.....................................................    --          --        (128.0)
                                                               ------    --------   --------
Net policy benefits, claims, losses, and loss adjustment
  expenses..................................................   $--       $  --      $  703.5
                                                               ======    ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Balance at beginning of year                                  $1,424.3   $1,232.6   $1,011.9
  Acquisition expenses deferred.............................     275.4      297.0      421.3
  Amortized to expense during the year......................     (77.5)     (83.4)     (80.6)
  Adjustment for commission buyout program..................     (31.6)     --         --
  Adjustment for discontinued operations....................      (0.2)      (2.7)       3.4
  Adjustment to equity during the year......................      (2.0)     (19.2)      39.3
  Adjustment due to distribution of subsidiaries............     --         --        (162.7)
                                                              --------   --------   --------
Balance at end of year......................................  $1,588.4   $1,424.3   $1,232.6
                                                              ========   ========   ========

During the first quarter of 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

18.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses, net of reinsurance, related to the Company's accident and health business, consisting of the Company's exited individual health business and its discontinued group accident and health business, was $120.5 million, $184.7 million and $265.5 million at December 31, 2001, 2000 and 1999, respectively. Reinsurance recoverables related to this business were $343.0 million, $335.9 million and $335.7 million in 2001, 2000 and 1999, respectively. The decreases in 2001 and 2000 were primarily attributable to the continued run-off of the group accident and health business. Also, the decrease in 2000 was impacted by the Company's entrance into a reinsurance agreement which provided for the cession of the Company's long-term group disability reserves, partially offset by reserve strengthening in the reinsurance pool business.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES (CONTINUED)

The table below provides a reconciliation of the beginning and ending property and casualty reserve for unpaid losses and LAE as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999
-------------                                                 ---------
Reserve for losses and LAE, beginning of year...............  $ 2,597.3
Incurred losses and LAE, net of reinsurance recoverable:
  Provision for insured events of current year..............      795.6
  Decrease in provision for insured events of prior years...      (96.1)
                                                              ---------
Total incurred losses and LAE...............................      699.5
                                                              ---------
Payments, net of reinsurance recoverable:
  Losses and LAE attributable to insured events of current
    year....................................................      342.1
  Losses and LAE attributable to insured events of prior
    years...................................................      424.2
                                                              ---------
Total payments..............................................      766.3
                                                              ---------
Change in reinsurance recoverable on unpaid losses..........       44.3
Distribution of subsidiaries................................   (2,574.8)
                                                              ---------
Reserve for losses and LAE, end of year.....................  $  --
                                                              =========

As part of an ongoing process, the reserves have been re-estimated for all prior accident years and were decreased by $96.1 million in 1999.

Favorable development on prior years' loss reserves was $52.0 million for the year ended December 31, 1999. Favorable development on prior year's loss adjustment expense reserves was $44.1 million prior to the AFC corporate reorganization in 1999.

This favorable development reflected the Company's reserving philosophy consistently applied. Conditions and trends that have affected development of the loss and LAE reserves in the past may not necessarily occur in the future.

19.  MINORITY INTEREST

As a result of the Company's divestiture of certain of its subsidiaries including its 84.5% ownership of the outstanding shares of the common stock of Allmerica P&C effective July 1, 1999, there is no minority interest reflected in the Consolidated Balance Sheets as of December 31, 2001 and 2000. Earnings and shareholder's equity attributable to minority shareholders are included in minority interest in the consolidated financial statements through the period ended June 30, 1999

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. FAFLIC recognized a $31.0 million pre-tax expense in 1998 related to this litigation. In the second quarter of 2001, the Company recognized a pre-tax benefit of $7.7 million resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because on a statutory accounting basis policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, post retirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001 the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by state authorities. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount that total capital and surplus would have been had the accounting principles been applied retroactively for all periods. As of January 1, 2001, the Company recorded a cumulative effect adjustment of $45.0 million. Included in this total adjustment is an increase in surplus of $49.7 million related to the establishment of deferred tax assets and reductions in surplus totaled $4.7 million and resulted from the change in valuations of post employment benefits and non-admitted assets.

Statutory net income and surplus are as follows:

(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Statutory Net Income (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $  322.6
  Life and Health Companies.................................    (44.9)     (43.6)      239.0

Statutory Shareholder's Surplus (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $  --
  Life and Health Companies.................................    377.9      528.5       590.1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First Allmerica Financial Life Insurance Company and the Contractowners of Separate Account VA-K of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account VA-K of First Allmerica Financial Life Insurance Company at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the Funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 28, 2002

SEPARATE ACCOUNT VA-K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2001


                                                                                            AIT           AIT           AIT
                                                                                            CORE         EQUITY      GOVERNMENT
                                                                                           EQUITY        INDEX          BOND
                                                                                        ------------  ------------   -----------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $ 23,362,697  $ 30,512,453   $ 7,895,600
Investments in shares of AIM Variable Insurance Funds                                              -             -             -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                     -             -             -
Investments in shares of Delaware Group Premium Fund  (Service Class)                              -             -             -
Investments in shares of Delaware Group Premium Fund                                               -             -             -
Investment in shares of Eaton Vance Variable Trust                                                 -             -             -
Investments in shares of Fidelity Variable Insurance Products Fund                                 -             -             -
Investment in shares of Fidelity Variable Insurance Products Fund II                               -             -             -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)            -             -             -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)           -             -             -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                      -             -             -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                              -             -             -
Investments in shares of Janus Aspen Series                                                        -             -             -
Investments in shares of Pioneer Variable Contracts Trust                                          -             -             -
Investments in shares of Scudder Variable Series II                                                -             -             -
Investment in shares of T. Rowe Price International Series, Inc.                                   -             -             -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                            7,603         5,886           235
                                                                                        ------------  ------------   -----------
    Total assets                                                                          23,370,300    30,518,339     7,895,835

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                -             -             -
                                                                                        ------------  ------------   -----------
    Net assets                                                                          $ 23,370,300  $ 30,518,339   $ 7,895,835
                                                                                        ============  ============   ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                              $ 23,366,273  $ 30,514,276   $ 7,891,861
  Allmerica Premier Choice                                                                         -             -             -
  Allmerica Premier Choice with Optional Rider                                                     -             -             -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                 4,027         4,063         3,974
                                                                                        ------------  ------------   -----------
                                                                                        $ 23,370,300  $ 30,518,339   $ 7,895,835
                                                                                        ============  ============   ===========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                    10,744,715    11,958,664     5,459,066
  Net asset value per unit, December 31, 2001                                           $   2.174676  $   2.551646   $  1.445643

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                         2,000         2,000         2,000
  Net asset value per unit, December 31, 2001                                           $   1.006749  $   1.015861   $  0.993399

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                         2,000         2,000         2,000
  Net asset value per unit, December 31, 2001                                           $   1.006631  $   1.015741   $  0.993283


                                                                                                          AIT           AIT
                                                                                                        SELECT         SELECT
                                                                                            AIT       AGGRESSIVE       CAPITAL
                                                                                        MONEY MARKET    GROWTH       APPRECIATION
                                                                                        ------------  -----------    ------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $ 21,566,423  $18,934,405    $ 14,922,948
Investments in shares of AIM Variable Insurance Funds                                              -            -               -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                     -            -               -
Investments in shares of Delaware Group Premium Fund  (Service Class)                              -            -               -
Investments in shares of Delaware Group Premium Fund                                               -            -               -
Investment in shares of Eaton Vance Variable Trust                                                 -            -               -
Investments in shares of Fidelity Variable Insurance Products Fund                                 -            -               -
Investment in shares of Fidelity Variable Insurance Products Fund II                               -            -               -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)            -            -               -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)           -            -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                      -            -               -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                              -            -               -
Investments in shares of Janus Aspen Series                                                        -            -               -
Investments in shares of Pioneer Variable Contracts Trust                                          -            -               -
Investments in shares of Scudder Variable Series II                                                -            -               -
Investment in shares of T. Rowe Price International Series, Inc.                                   -            -               -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                -           75               -
                                                                                        ------------  -----------    ------------
    Total  assets                                                                         21,566,423   18,934,480      14,922,948

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                              172            -               -
                                                                                        ------------  -----------    ------------
    Net assets                                                                          $ 21,566,251  $18,934,480    $ 14,922,948
                                                                                        ============  ===========    ============
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                              $ 21,562,249  $18,930,414    $ 14,918,699
  Allmerica Premier Choice                                                                         -            -               -
  Allmerica Premier Choice with Optional Rider                                                     -            -               -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                 4,002        4,066           4,249
                                                                                        ------------  -----------    ------------
                                                                                        $ 21,566,251  $18,934,480    $ 14,922,948
                                                                                        ============  ===========    ============
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                    16,153,337   12,125,880       6,280,484
  Net asset value per unit, December 31, 2001                                           $   1.334848  $  1.561158    $   2.375406

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                         2,000        2,000           2,000
  Net asset value per unit, December 31, 2001                                           $   1.000528  $  1.016720    $   1.062367

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                         2,000        2,000           2,000
  Net asset value per unit, December 31, 2001                                           $   1.000398  $  1.016600    $   1.062242

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                           AIT                           AIT
                                                                                          SELECT           AIT          SELECT
                                                                                         EMERGING        SELECT         GROWTH
                                                                                         MARKETS         GROWTH       AND INCOME
                                                                                        ---------     ------------   ------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $ 328,340     $ 23,881,415   $ 17,896,187
Investments in shares of AIM Variable Insurance Funds                                           -                -              -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                  -                -              -
Investments in shares of Delaware Group Premium Fund  (Service Class)                           -                -              -
Investments in shares of Delaware Group Premium Fund                                            -                -              -
Investment in shares of Eaton Vance Variable Trust                                              -                -              -
Investments in shares of Fidelity Variable Insurance Products Fund                              -                -              -
Investment in shares of Fidelity Variable Insurance Products Fund II                            -                -              -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)         -                -              -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)        -                -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                   -                -              -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                           -                -              -
Investments in shares of Janus Aspen Series                                                     -                -              -
Investments in shares of Pioneer Variable Contracts Trust                                       -                -              -
Investments in shares of Scudder Variable Series II                                             -                -              -
Investment in shares of T. Rowe Price International Series, Inc.                                -                -              -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                             -               80          6,124
                                                                                        ---------     ------------   ------------
    Total assets                                                                          328,340       23,881,495     17,902,311

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                             -                -              -
                                                                                        ---------     ------------   ------------
    Net assets                                                                          $ 328,340     $ 23,881,495   $ 17,902,311
                                                                                        =========     ============   ============
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                              $ 324,128     $ 23,877,464   $ 17,898,246
  Allmerica Premier Choice                                                                      -                -              -
  Allmerica Premier Choice with Optional Rider                                                  -                -              -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                              4,212            4,031          4,065
                                                                                        ---------     ------------   ------------
                                                                                        $ 328,340     $ 23,881,495   $ 17,902,311
                                                                                        =========     ============   ============
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                    486,896       11,267,573      9,148,150
  Net asset value per unit, December 31, 2001                                           $0.665700     $   2.119131   $   1.956488

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                      2,000            2,000          2,000
  Net asset value per unit, December 31, 2001                                           $1.053197     $   1.007795   $   1.016256

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                      2,000            2,000          2,000
  Net asset value per unit, December 31, 2001                                           $1.053074     $   1.007676   $   1.016138


                                                                                             AIT             AIT             AIT
                                                                                            SELECT          SELECT         SELECT
                                                                                        INTERNATIONAL     INVESTMENT      STRATEGIC
                                                                                            EQUITY       GRADE INCOME      GROWTH
                                                                                        -------------    ------------     ---------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $  15,948,948    $ 9,839,333     $  205,326
Investments in shares of AIM Variable Insurance Funds                                               -              -              -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                      -              -              -
Investments in shares of Delaware Group Premium Fund  (Service Class)                               -              -              -
Investments in shares of Delaware Group Premium Fund                                                -              -              -
Investment in shares of Eaton Vance Variable Trust                                                  -              -              -
Investments in shares of Fidelity Variable Insurance Products Fund                                  -              -              -
Investment in shares of Fidelity Variable Insurance Products Fund II                                -              -              -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)             -              -              -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)            -              -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                       -              -              -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                               -              -              -
Investments in shares of Janus Aspen Series                                                         -              -              -
Investments in shares of Pioneer Variable Contracts Trust                                           -              -              -
Investments in shares of Scudder Variable Series II                                                 -              -              -
Investment in shares of T. Rowe Price International Series, Inc.                                    -              -              -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                 -            235              -
                                                                                        -------------    -----------     ----------
    Total assets                                                                           15,948,948      9,839,568        205,326

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                 -              -              -
                                                                                        -------------    -----------     ----------
    Net assets                                                                          $  15,948,948    $ 9,839,568     $  205,326
                                                                                        =============    ===========     ==========
NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                              $  15,944,827    $ 9,835,606     $  201,057
  Allmerica Premier Choice                                                                          -              -              -
  Allmerica Premier Choice with Optional Rider                                                      -              -              -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                  4,121          3,962          4,269
                                                                                        -------------    -----------     ----------
                                                                                        $  15,948,948    $ 9,839,568     $  205,326
                                                                                        =============    ===========     ==========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                     11,029,986      6,462,596        416,268
  Net asset value per unit, December 31, 2001                                           $    1.445589    $  1.521928     $ 0.482999

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                          2,000          2,000          2,000
  Net asset value per unit, December 31, 2001                                           $    1.030321    $  0.990683     $ 1.067350

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                          2,000          2,000          2,000
  Net asset value per unit, December 31, 2001                                           $    1.030197    $  0.990568     $ 1.067227

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001



                                                                                           AIT           AIT
                                                                                          SELECT        SELECT         AIM V.I.
                                                                                        STRATEGIC        VALUE        AGGRESSIVE
                                                                                          INCOME      OPPORTUNITY       GROWTH
                                                                                        ----------    ------------   -----------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $  216,107    $ 19,963,457   $         -
Investments in shares of AIM Variable Insurance Funds                                            -               -     2,544,820
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                   -               -             -
Investments in shares of Delaware Group Premium Fund  (Service Class)                            -               -             -
Investments in shares of Delaware Group Premium Fund                                             -               -             -
Investment in shares of Eaton Vance Variable Trust                                               -               -             -
Investments in shares of Fidelity Variable Insurance Products Fund                               -               -             -
Investment in shares of Fidelity Variable Insurance Products Fund II                             -               -             -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)          -               -             -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)         -               -             -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                    -               -             -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                            -               -             -
Investments in shares of Janus Aspen Series                                                      -               -             -
Investments in shares of Pioneer Variable Contracts Trust                                        -               -             -
Investments in shares of Scudder Variable Series II                                              -               -             -
Investment in shares of T. Rowe Price International Series, Inc.                                 -               -             -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                              -               -             -
                                                                                        ----------    ------------   -----------
    Total assets                                                                           216,107      19,963,457     2,544,820

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                              -               -             -
                                                                                        ----------    ------------   -----------
    Net assets                                                                          $  216,107    $ 19,963,457   $ 2,544,820
                                                                                        ==========    ============   ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                              $  210,088    $ 19,938,489   $ 2,540,672
  Allmerica Premier Choice                                                                       -          20,649             -
  Allmerica Premier Choice with Optional Rider                                                   -               -             -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                               6,019           4,319         4,148
                                                                                        ----------    ------------   -----------
                                                                                        $  216,107    $ 19,963,457   $ 2,544,820
                                                                                        ==========    ============   ===========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                     204,910       8,158,792     3,831,950
  Net asset value per unit, December 31, 2001                                           $ 1.035377    $   2.443804   $  0.663023

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                       2,000          21,124         2,000
  Net asset value per unit, December 31, 2001                                           $ 0.987201    $   1.079758   $  1.037223

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                       2,000           2,000         2,000
  Net asset value per unit, December 31, 2001                                           $ 0.987084    $   1.079629   $  1.037103


                                                                                                                         ALLIANCE
                                                                                                                          GROWTH
                                                                                        AIM V.I.         AIM            AND INCOME
                                                                                        BLUE CHIP     V.I. VALUE          CLASS B
                                                                                        ---------     -----------       -----------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $       -      $        -       $         -
Investments in shares of AIM Variable Insurance Funds                                      82,461       3,744,840                 -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                  -               -         8,205,221
Investments in shares of Delaware Group Premium Fund  (Service Class)                           -               -                 -
Investments in shares of Delaware Group Premium Fund                                            -               -                 -
Investment in shares of Eaton Vance Variable Trust                                              -               -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                              -               -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                            -               -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)         -               -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)        -               -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                   -               -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                           -               -                 -
Investments in shares of Janus Aspen Series                                                     -               -                 -
Investments in shares of Pioneer Variable Contracts Trust                                       -               -                 -
Investments in shares of Scudder Variable Series II                                             -               -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                -               -                 -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                             -               -                 -
                                                                                        ---------     -----------       -----------
    Total assets                                                                           82,461       3,744,840         8,205,221

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                             -               -                 -
                                                                                        ---------     -----------       -----------
    Net assets                                                                          $  82,461     $ 3,744,840       $ 8,205,221
                                                                                        =========     ===========       ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                              $  76,692     $ 3,740,768       $ 8,180,814
  Allmerica Premier Choice                                                                      -               -            20,323
  Allmerica Premier Choice with Optional Rider                                                  -               -                 -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                              5,769           4,072             4,084
                                                                                        ---------     -----------       -----------
                                                                                        $  82,461     $ 3,744,840       $ 8,205,221
                                                                                        =========     ===========       ===========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                     91,312       4,914,020         7,872,579
  Net asset value per unit, December 31, 2001                                           $0.858678     $  0.761244       $  1.039153

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                      2,000           2,000            21,903
  Net asset value per unit, December 31, 2001                                           $1.013235     $  1.017991       $  1.021091

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                      2,000           2,000             2,000
  Net asset value per unit, December 31, 2001                                           $1.013114     $  1.017871       $  1.020972

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                         ALLIANCE         DGPF
                                                                                         PREMIER         GROWTH            DGPF
                                                                                          GROWTH      OPPORTUNITIES   INTERNATIONAL
                                                                                         CLASS B      SERVICE CLASS       EQUITY
                                                                                        -----------   -------------    -----------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $         -    $         -     $         -
Investments in shares of AIM Variable Insurance Funds                                             -              -               -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)            3,502,798              -               -
Investments in shares of Delaware Group Premium Fund  (Service Class)                             -      1,131,021               -
Investments in shares of Delaware Group Premium Fund                                              -              -       6,162,719
Investment in shares of Eaton Vance Variable Trust                                                -              -               -
Investments in shares of Fidelity Variable Insurance Products Fund                                -              -               -
Investment in shares of Fidelity Variable Insurance Products Fund II                              -              -               -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)           -              -               -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)          -              -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                     -              -               -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                             -              -               -
Investments in shares of Janus Aspen Series                                                       -              -               -
Investments in shares of Pioneer Variable Contracts Trust                                         -              -               -
Investments in shares of Scudder Variable Series II                                               -              -               -
Investment in shares of T. Rowe Price International Series, Inc.                                  -              -               -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                               -              -              95
                                                                                        -----------    -----------     -----------
    Total assets                                                                          3,502,798      1,131,021       6,162,814

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                               -              -               -
                                                                                        -----------    -----------     -----------
    Net assets                                                                          $ 3,502,798    $ 1,131,021     $ 6,162,814
                                                                                        ===========    ===========     ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                              $ 3,498,724    $ 1,126,758     $ 6,158,740
  Allmerica Premier Choice                                                                        -              -               -
  Allmerica Premier Choice with Optional Rider                                                    -              -               -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                4,074          4,263           4,074
                                                                                        -----------    -----------     -----------
                                                                                        $ 3,502,798    $ 1,131,021     $ 6,162,814
                                                                                        ===========    ===========     ===========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                    5,325,231      1,577,931       4,206,614
  Net asset value per unit, December 31, 2001                                           $  0.657009    $  0.714073     $  1.464061

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                        2,000          2,000           2,000
  Net asset value per unit, December 31, 2001                                           $  1.018393    $  1.065770     $  1.018625

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                        2,000          2,000           2,000
  Net asset value per unit, December 31, 2001                                           $  1.018274     $ 1.065645     $  1.018508

                                                                                        EATON VANCE VT
                                                                                          FLOATING           FIDELITY VIP
                                                                                         RATE-INCOME        EQUITY-INCOME
                                                                                        --------------       ------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                      $         -        $           -
Investments in shares of AIM Variable Insurance Funds                                              -                    -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                     -                    -
Investments in shares of Delaware Group Premium Fund  (Service Class)                              -                    -
Investments in shares of Delaware Group Premium Fund                                               -                    -
Investment in shares of Eaton Vance Variable Trust                                           566,076                    -
Investments in shares of Fidelity Variable Insurance Products Fund                                 -           36,305,397
Investment in shares of Fidelity Variable Insurance Products Fund II                               -                    -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)            -                    -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)           -                    -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                      -                    -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                              -                    -
Investments in shares of Janus Aspen Series                                                        -                    -
Investments in shares of Pioneer Variable Contracts Trust                                          -                    -
Investments in shares of Scudder Variable Series II                                                -                    -
Investment in shares of T. Rowe Price International Series, Inc.                                   -                    -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                -                  110
                                                                                         -----------        -------------
    Total assets                                                                             566,076           36,305,507

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                -                    -
                                                                                         -----------        -------------
    Net assets                                                                           $   566,076        $  36,305,507
                                                                                         ===========        =============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                               $   562,080        $  36,301,398
  Allmerica Premier Choice                                                                         -                    -
  Allmerica Premier Choice with Optional Rider                                                     -                    -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                 3,996                4,109
                                                                                         -----------        -------------
                                                                                         $   566,076        $  36,305,507
                                                                                         ===========        =============

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                       560,316           15,468,493
  Net asset value per unit, December 31, 2001                                            $  1.003146        $    2.346796

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                         2,000                2,000
  Net asset value per unit, December 31, 2001                                            $  0.999191        $    1.027288

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                         2,000                2,000
  Net asset value per unit, December 31, 2001                                            $  0.999061        $    1.027168

(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                         FIDELITY VIP    FIDELITY VIP   FIDELITY VIP
                                                                                            GROWTH       HIGH INCOME      OVERSEAS
                                                                                         ------------    ------------      --------
ASSETS:

Investments in shares of Allmerica Investment Trust                                      $          -    $          -   $         -
Investments in shares of AIM Variable Insurance Funds                                               -               -             -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                      -               -             -
Investments in shares of Delaware Group Premium Fund  (Service Class)                               -               -             -
Investments in shares of Delaware Group Premium Fund                                                -               -             -
Investment in shares of Eaton Vance Variable Trust                                                  -               -             -
Investments in shares of Fidelity Variable Insurance Products Fund                         44,352,649      11,236,974     7,133,138
Investment in shares of Fidelity Variable Insurance Products Fund II                                -               -             -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)             -               -             -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)            -               -             -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                       -               -             -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                               -               -             -
Investments in shares of Janus Aspen Series                                                         -               -             -
Investments in shares of Pioneer Variable Contracts Trust                                           -               -             -
Investments in shares of Scudder Variable Series II                                                 -               -             -
Investment in shares of T. Rowe Price International Series, Inc.                                    -               -             -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                15               -             -
                                                                                         ------------    ------------   -----------
    Total assets                                                                           44,352,664      11,236,974     7,133,138

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                 -               -             -
                                                                                         ------------    ------------   -----------
    Net assets                                                                           $ 44,352,664    $ 11,236,974   $ 7,133,138
                                                                                         ============    ============   ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                               $ 44,348,614    $ 11,232,979   $ 7,129,111
  Allmerica Premier Choice                                                                          -               -             -
  Allmerica Premier Choice with Optional Rider                                                      -               -             -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                  4,050           3,995         4,027
                                                                                         ------------    ------------   -----------
                                                                                         $ 44,352,664    $ 11,236,974   $ 7,133,138
                                                                                         ============    ============   ===========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                     16,960,238      10,895,194     5,677,288
  Net asset value per unit, December 31, 2001                                            $   2.614858    $   1.031003   $  1.255725

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                          2,000           2,000         2,000
  Net asset value per unit, December 31, 2001                                            $   1.012701    $   0.998843   $  1.006817

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                          2,000           2,000         2,000
  Net asset value per unit, December 31, 2001                                            $   1.012582    $   0.998727   $  1.006699

                                                                                                                 FIDELITY VIP II
                                                                                          FIDELITY VIP II          CONTRAFUND
                                                                                           ASSET MANAGER         SERVICE CLASS 2
                                                                                          ---------------        ---------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                        $          -            $        -
Investments in shares of AIM Variable Insurance Funds                                                 -                     -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                        -                     -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                 -                     -
Investments in shares of Delaware Group Premium Fund                                                  -                     -
Investment in shares of Eaton Vance Variable Trust                                                    -                     -
Investments in shares of Fidelity Variable Insurance Products Fund                                    -                     -
Investment in shares of Fidelity Variable Insurance Products Fund II                          7,463,445                     -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)               -               174,824
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)              -                     -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                         -                     -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                     -
Investments in shares of Janus Aspen Series                                                           -                     -
Investments in shares of Pioneer Variable Contracts Trust                                             -                     -
Investments in shares of Scudder Variable Series II                                                   -                     -
Investment in shares of T. Rowe Price International Series, Inc.                                      -                     -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                   -                     -
                                                                                           ------------            ----------
    Total assets                                                                              7,463,445               174,824

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                   -                     -
                                                                                           ------------            ----------
    Net assets                                                                             $  7,463,445            $  174,824
                                                                                           ============            ==========

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                                 $  7,459,403            $  148,512
  Allmerica Premier Choice                                                                            -                20,316
  Allmerica Premier Choice with Optional Rider                                                        -                     -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                    4,042                 5,996
                                                                                           ------------            ----------
                                                                                           $  7,463,445            $  174,824
                                                                                           ============            ==========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                        4,396,210               159,021
  Net asset value per unit, December 31, 2001                                              $   1.696780            $ 0.945816

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                            2,000                21,800
  Net asset value per unit, December 31, 2001                                              $   1.010686            $ 1.026036

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                            2,000                 2,000
  Net asset value per unit, December 31, 2001                                              $   1.010565            $ 1.025915

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                                             FT VIP
                                                                                                            FRANKLIN
                                                                                        FIDELITY VIP III     NATURAL      FT VIP
                                                                                             GROWTH        RESOURCES     FRANKLIN
                                                                                          OPPORTUNITIES    SECURITIES    SMALL CAP
                                                                                         SERVICE CLASS 2     CLASS 2      CLASS 2
                                                                                         ---------------   -----------  -----------
ASSETS:

Investments in shares of Allmerica Investment Trust                                        $         -     $         -  $         -
Investments in shares of AIM Variable Insurance Funds                                                -               -            -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                       -               -            -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                -               -            -
Investments in shares of Delaware Group Premium Fund                                                 -               -            -
Investment in shares of Eaton Vance Variable Trust                                                   -               -            -
Investments in shares of Fidelity Variable Insurance Products Fund                                   -               -            -
Investment in shares of Fidelity Variable Insurance Products Fund II                                 -               -            -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)              -               -            -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)       354,063               -            -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                        -       1,132,682    2,477,772
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                -               -            -
Investments in shares of Janus Aspen Series                                                          -               -            -
Investments in shares of Pioneer Variable Contracts Trust                                            -               -            -
Investments in shares of Scudder Variable Series II                                                  -               -            -
Investment in shares of T. Rowe Price International Series, Inc.                                     -               -            -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                  -               -            -
                                                                                           -----------     -----------  -----------
    Total assets                                                                               354,063       1,132,682    2,477,772

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                  -               -            -
                                                                                           -----------     -----------  -----------
    Net assets                                                                             $   354,063     $ 1,132,682  $ 2,477,772
                                                                                           ===========     ===========  ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                                 $   349,997     $ 1,128,401  $ 2,473,562
  Allmerica Premier Choice                                                                           -               -            -
  Allmerica Premier Choice with Optional Rider                                                       -               -            -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                   4,066           4,281        4,210
                                                                                           -----------     -----------  -----------
                                                                                           $   354,063     $ 1,132,682  $ 2,477,772
                                                                                           ===========     ===========  ===========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                         470,468       1,191,250    3,468,711
  Net asset value per unit, December 31, 2001                                              $  0.743936     $  0.947241  $  0.713107

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                           2,000           2,000        2,000
  Net asset value per unit, December 31, 2001                                              $  1.016411     $  1.070320  $  1.052501

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                           2,000           2,000        2,000
  Net asset value per unit, December 31, 2001                                              $  1.016290     $  1.070195  $  1.052376

                                                                                           INVESCO                     JANUS ASPEN
                                                                                             VIF      JANUS ASPEN       GROWTH AND
                                                                                           HEALTH        GROWTH           INCOME
                                                                                          SCIENCES   SERVICE SHARES   SERVICE SHARES
                                                                                        ------------ --------------   --------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $          -  $         -      $         -
Investments in shares of AIM Variable Insurance Funds                                              -            -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                     -            -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                              -            -                -
Investments in shares of Delaware Group Premium Fund                                               -            -                -
Investment in shares of Eaton Vance Variable Trust                                                 -            -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                 -            -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                               -            -                -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)            -            -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)           -            -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                      -            -                -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                      4,250,070            -                -
Investments in shares of Janus Aspen Series                                                        -    2,993,093        3,675,393
Investments in shares of Pioneer Variable Contracts Trust                                          -            -                -
Investments in shares of Scudder Variable Series II                                                -            -                -
Investment in shares of T. Rowe Price International Series, Inc.                                   -            -                -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                -            -                -
                                                                                        ------------  -----------      -----------
    Total assets                                                                           4,250,070    2,993,093        3,675,393


LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                -            -                -
                                                                                        ------------  -----------      -----------
    Net assets                                                                          $  4,250,070  $ 2,993,093      $ 3,675,393
                                                                                        ============  ===========      ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                              $  4,226,062  $ 2,989,011      $ 3,671,302
  Allmerica Premier Choice                                                                    20,102            -                -
  Allmerica Premier Choice with Optional Rider                                                     -            -                -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                 3,906        4,082            4,091
                                                                                        ------------  -----------      -----------
                                                                                        $  4,250,070  $ 2,993,093      $ 3,675,393
                                                                                        ============  ===========      ===========

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                     4,406,234    4,722,946        4,788,666
  Net asset value per unit, December 31, 2001                                           $   0.959110  $  0.632870      $  0.766665

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                        22,588        2,000            2,000
  Net asset value per unit, December 31, 2001                                           $   0.976417  $  1.020532      $  1.022831

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                         2,000        2,000            2,000
  Net asset value per unit, December 31, 2001                                           $   0.976303  $  1.020415      $  1.022712

(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001


                                                                                              PIONEER       PIONEER         SVS
                                                                                              EMERGING    REAL ESTATE     DREMAN
                                                                                               MARKETS       GROWTH      FINANCIAL
                                                                                            VCT CLASS II  VCT CLASS II  SERVICES (a)
                                                                                            ------------  ------------  ------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                         $         -   $         -   $        -
Investments in shares of AIM Variable Insurance Funds                                                 -             -            -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                        -             -            -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                 -             -            -
Investments in shares of Delaware Group Premium Fund                                                  -             -            -
Investment in shares of Eaton Vance Variable Trust                                                    -             -            -
Investments in shares of Fidelity Variable Insurance Products Fund                                    -             -            -
Investment in shares of Fidelity Variable Insurance Products Fund II                                  -             -            -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)               -             -            -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)              -             -            -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                         -             -            -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -             -            -
Investments in shares of Janus Aspen Series                                                           -             -            -
Investments in shares of Pioneer Variable Contracts Trust                                     1,255,343     1,037,587            -
Investments in shares of Scudder Variable Series II                                                   -             -    3,381,188
Investment in shares of T. Rowe Price International Series, Inc.                                      -             -            -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                   -             -            -
                                                                                            -----------     ---------   ----------
    Total assets                                                                              1,255,343     1,037,587    3,381,188

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                   -             -            -
                                                                                            -----------     ---------   ----------
    Net assets                                                                              $ 1,255,343   $ 1,037,587   $3,381,188
                                                                                            ===========   ===========   ==========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                                  $ 1,251,261   $ 1,033,481   $3,377,082
  Allmerica Premier Choice                                                                            -             -            -
  Allmerica Premier Choice with Optional Rider                                                        -             -            -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                    4,082         4,106        4,106
                                                                                            -----------     ---------   ----------
                                                                                            $ 1,255,343   $ 1,037,587   $3,381,188
                                                                                            ===========   ===========   ==========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                        1,807,204       968,474    2,960,915
  Net asset value per unit, December 31, 2001                                               $  0.692374   $  1.067123   $ 1.140554

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                            2,000         2,000        2,000
  Net asset value per unit, December 31, 2001                                               $  1.020734   $  1.026605   $ 1.026455

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                            2,000         2,000        2,000
  Net asset value per unit, December 31, 2001                                               $  1.020612   $  1.026483   $ 1.026334

                                                                                              SCUDDER           T. ROWE PRICE
                                                                                             TECHNOLOGY         INTERNATIONAL
                                                                                             GROWTH (a)             STOCK
                                                                                            -----------         -------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                         $         -          $         -
Investments in shares of AIM Variable Insurance Funds                                                 -                    -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                        -                    -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                 -                    -
Investments in shares of Delaware Group Premium Fund                                                  -                    -
Investment in shares of Eaton Vance Variable Trust                                                    -                    -
Investments in shares of Fidelity Variable Insurance Products Fund                                    -                    -
Investment in shares of Fidelity Variable Insurance Products Fund II                                  -                    -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)               -                    -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)              -                    -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                         -                    -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                    -
Investments in shares of Janus Aspen Series                                                           -                    -
Investments in shares of Pioneer Variable Contracts Trust                                                                  -
Investments in shares of Scudder Variable Series II                                           1,961,407                    -
Investment in shares of T. Rowe Price International Series, Inc.                                      -            7,216,785
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                   -                    -
                                                                                            -----------          -----------
    Total assets                                                                              1,961,407            7,216,785

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                   -                    -
                                                                                            -----------          -----------
    Net assets                                                                              $ 1,961,407          $ 7,216,785
                                                                                            ===========          ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                                  $ 1,957,391          $ 7,212,663
  Allmerica Premier Choice                                                                            -                    -
  Allmerica Premier Choice with Optional Rider                                                        -                    -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                    4,016                4,122
                                                                                            -----------          -----------
                                                                                            $ 1,961,407          $ 7,216,785
                                                                                            ===========          ===========

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                        4,047,497            6,335,951
  Net asset value per unit, December 31, 2001                                               $  0.483605          $  1.138371

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                            2,000                2,000
  Net asset value per unit, December 31, 2001                                               $  1.004205          $  1.030708

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                            2,000                2,000
  Net asset value per unit, December 31, 2001                                               $  1.004087          $  1.030585

(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                                                                           AIT
                                                                AIT           AIT            AIT                          SELECT
                                                               CORE          EQUITY       GOVERNMENT        AIT         AGGRESSIVE
                                                              EQUITY         INDEX          BOND        MONEY MARKET      GROWTH
                                                           ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Dividends                                                $    189,533   $    318,701   $    322,780   $    825,482   $          -
                                                           ------------   ------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                               330,465        409,643         78,237        256,468        271,603
  Administrative expense fees                                    52,874         65,543         12,518         41,034         43,456
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                              383,339        475,186         90,755        297,502        315,059
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         -              -              -              -              -
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    2              2              2              2              2
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         1              1              1              1              1
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3              3
                                                           ------------   ------------   ------------   ------------   ------------
      Total expenses                                            383,344        475,191         90,760        297,507        315,064
                                                           ------------   ------------   ------------   ------------   ------------
  Net investment income (loss)                                 (193,811)      (156,490)       232,020        527,975       (315,064)
                                                           ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor          6,785,863      1,773,860              -              -      5,062,244
  Net realized gain (loss) from sales of investments           (861,570)      (388,468)        26,844              -     (1,827,016)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss)                                  5,924,293      1,385,392         26,844              -      3,235,228
  Net unrealized gain (loss)                                (11,188,184)    (6,186,198)        64,295              -     (9,015,685)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                  (5,263,891)    (4,800,806)        91,139              -     (5,780,457)
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $ (5,457,702)  $ (4,957,296)     $ 323,159      $ 527,975   $ (6,095,521)
                                                           ============   ============   ============   ============   ============



                                                               AIT            AIT                           AIT            AIT
                                                              SELECT         SELECT          AIT           SELECT         SELECT
                                                             CAPITAL        EMERGING        SELECT         GROWTH      INTERNATIONAL
                                                           APPRECIATION      MARKETS        GROWTH       AND INCOME       EQUITY
                                                           ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Dividends                                                $          -   $          -   $          -   $    108,067   $    281,702
                                                           ------------   ------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                               189,813          4,451        346,442        251,836        226,912
  Administrative expense fees                                    30,370            712         55,431         40,293         36,306
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                              220,183          5,163        401,873        292,129        263,218
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         -              -              -              -              -
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    2              2              2              2              2
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         1              1              1              1              1
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3              3
                                                           ------------   ------------   ------------   ------------   ------------
      Total expenses                                            220,188          5,168        401,878        292,134        263,223
                                                           ------------   ------------   ------------   ------------   ------------
    Net investment income (loss)                               (220,188)        (5,168)      (401,878)      (184,067)        18,479
                                                           ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor          1,139,670              -      1,427,142              -      3,277,944
  Net realized gain (loss) from sales of investments            331,151       (112,009)      (917,618)      (740,627)      (348,369)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss)                                  1,470,821       (112,009)       509,524       (740,627)     2,929,575
  Net unrealized gain (loss)                                 (1,812,818)        61,055     (9,074,034)    (2,026,355)    (7,858,136)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                    (341,997)       (50,954)    (8,564,510)    (2,766,982)    (4,928,561)
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $   (562,185)  $    (56,122)  $ (8,966,388)  $ (2,951,049)  $ (4,910,082)
                                                           ============   ============   ============   ============   ============

* For the period 5/1/01 to 12/31/01
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                               AIT             AIT            AIT          AIT
                                                             SELECT          SELECT         SELECT        SELECT         AIM V.I.
                                                            INVESTMENT      STRATEGIC      STRATEGIC      VALUE         AGGRESSIVE
                                                           GRADE INCOME      GROWTH         INCOME*     OPPORTUNITY       GROWTH
                                                           ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Dividends                                                $    506,597   $          -   $      2,554   $    109,572   $          -

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                               107,021          2,464            671        224,823         30,688
  Administrative expense fees                                    17,124            394            108         35,972          4,911
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                              124,145          2,858            779        260,795         35,599
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2              2              2             10              2
  Administrative expense fees                                         -              -              -              2              -
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    2              2              2             12              2
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         1              1              1              1              1
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3              3
                                                           ------------   ------------   ------------   ------------   ------------
      Total expenses                                            124,150          2,863            784        260,810         35,604
                                                           ------------   ------------   ------------   ------------   ------------
    Net investment income (loss)                                382,447         (2,863)         1,770       (151,238)       (35,604)
                                                           ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                  -              -          3,582      1,850,693              -
  Net realized gain (loss) from sales of investments             16,371        (42,476)          (105)       376,518       (111,496)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss)                                     16,371        (42,476)         3,477      2,227,211       (111,496)
  Net unrealized gain (loss)                                    101,924        (15,443)        (6,737)      (171,945)      (625,349)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                     118,295        (57,919)        (3,260)     2,055,266       (736,845)
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $    500,742   $    (60,782)  $     (1,490)  $  1,904,028   $   (772,449)
                                                           ============   ============   ============   ============   ============


                                                                                           ALLIANCE       ALLIANCE         DGPF
                                                                                           GROWTH         PREMIER         GROWTH
                                                             AIM V.I          AIM         AND INCOME       GROWTH      OPPORTUNITIES
                                                            BLUE CHIP*     V.I. VALUE      CLASS B        CLASS B      SERVICE CLASS
                                                           ------------   ------------   ------------   ------------   -------------
INVESTMENT INCOME:
  Dividends                                                $         11   $      4,974   $     27,166   $          -   $          -
                                                           ------------   ------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                   227         41,759         64,091         39,053         13,600
  Administrative expense fees                                        37          6,682         10,254          6,248          2,176
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                  264         48,441         74,345         45,301         15,776
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2              2             10              2              2
  Administrative expense fees                                         -              -              2              -              -
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    2              2             12              2              2
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         1              1              1              1              1
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3              3
                                                           ------------   ------------   ------------   ------------   ------------
      Total expenses                                                269         48,446         74,360         45,306         15,781
                                                           ------------   ------------   ------------   ------------   ------------
    Net investment income (loss)                                   (258)       (43,472)       (47,194)       (45,306)       (15,781)
                                                           ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                  -         75,503        210,429        168,855        241,544
  Net realized gain (loss) from sales of investments                 66        (95,720)       (11,792)      (107,385)      (128,705)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss)                                         66        (20,217)       198,637         61,470        112,839
  Net unrealized gain (loss)                                      2,787       (439,348)      (266,153)      (659,291)      (316,411)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                       2,853       (459,565)       (67,516)      (597,821)      (203,572)
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $      2,595   $   (503,037)  $   (114,710)  $   (643,127)  $   (219,353)
                                                           ============   ============   ============   ============   ============

* For the period 5/1/01 to 12/31/01
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2001



                                                              DGPF       EATON VANCE VT
                                                          INTERNATIONAL     FLOATING     FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                                             EQUITY       RATE-INCOME*   EQUITY-INCOME     GROWTH       HIGH INCOME
                                                           ------------  --------------  -------------  ------------   -------------
INVESTMENT INCOME:
  Dividends                                                $    160,459   $      9,816   $    655,786   $     41,076   $  1,728,156
                                                           ------------   ------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                77,333          5,837        471,438        625,925        169,382
  Administrative expense fees                                    12,373            933         75,430        100,148         27,101
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                               89,706          6,770        546,868        726,073        196,483
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         -              -              -              -              -
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    2              2              2              2              2
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         1              1              1              1              1
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3              3
                                                           ------------   ------------   ------------   ------------   ------------
      Total expenses                                             89,711          6,775        546,873        726,078        196,488
                                                           ------------   ------------   ------------   ------------   ------------
    Net investment income (loss)                                 70,748          3,041        108,913       (685,002)     1,531,668
                                                           ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor            481,007              -      1,842,446      3,861,097              -
  Net realized gain (loss) from sales of investments           (690,106)             -        231,651     (1,239,520)    (4,627,483)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss)                                   (209,099)             -      2,074,097      2,621,577     (4,627,483)
  Net unrealized gain (loss)                                   (758,323)             -     (4,787,327)   (13,433,532)     1,290,442
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                    (967,422)             -     (2,713,230)   (10,811,955)    (3,337,041)
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $   (896,674)  $      3,041   $ (2,604,317)  $(11,496,957)  $ (1,805,373)
                                                           ============   ============   ============   ============   ============


                                                                                                                          FT VIP
                                                                                           FIDELITY      FIDELITY         FRANKLIN
                                                                                            VIP II        VIP III         NATURAL
                                                                                          CONTRAFUND      GROWTH         RESOURCES
                                                           FIDELITY VIP FIDELITY VIP II    SERVICE     OPPORTUNITIES     SECURITIES
                                                            OVERSEAS     ASSET MANAGER     CLASS 2*   SERVICE CLASS 2     CLASS 2
                                                           ------------  -------------   ------------  -------------   ------------

INVESTMENT INCOME:
  Dividends                                                $    455,525   $    341,044   $          -   $        982   $      8,377
                                                           ------------   ------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                               103,914         96,223            415          3,652         12,205
  Administrative expense fees                                    16,627         15,395             67            584          1,953
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                              120,541        111,618            482          4,236         14,158
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2              2             10              2              2
  Administrative expense fees                                         -              -              2              -              -
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    2              2             12              2              2
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         1              1              1              1              1
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3              3
                                                           ------------   ------------   ------------   ------------   ------------
      Total expenses                                            120,546        111,623            497          4,241         14,163
                                                           ------------   ------------   ------------   ------------   ------------
    Net investment income (loss)                                334,979        229,421           (497)        (3,259)        (5,786)
                                                           ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor            720,024        127,892              -              -              -
  Net realized gain (loss) from sales of investments           (422,698)      (166,684)           (14)       (14,054)        (1,306)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss)                                    297,326        (38,792)           (14)       (14,054)        (1,306)
  Net unrealized gain (loss)                                 (2,811,092)      (657,225)         2,884        (32,059)      (206,189)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                  (2,513,766)      (696,017)         2,870        (46,113)      (207,495)
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $ (2,178,787)  $   (466,596)  $      2,373   $    (49,372)  $   (213,281)
                                                           ============   ============   ============   ============   ============

* For the period 5/1/01 to 12/31/01
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                              FT VIP         INVESCO                   JANUS ASPEN       PIONEER
                                                             FRANKLIN          VIF       JANUS ASPEN    GROWTH AND       EMERGING
                                                             SMALL CAP       HEALTH        GROWTH         INCOME         MARKETS
                                                              CLASS 2       SCIENCES    SERVICE SHARES SERVICE SHARES  VCT CLASS II
                                                           ------------   ------------  -------------- --------------  ------------
INVESTMENT INCOME:
  Dividends                                                $      7,764   $     14,108   $          -   $     29,643   $          -
                                                           ------------   ------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                24,478         43,578         36,229         40,376          8,232
  Administrative expense fees                                     3,916          6,973          5,796          6,460          1,317
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                               28,394         50,551         42,025         46,836          9,549
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2             10              2              2              2
  Administrative expense fees                                         -              2              -              -              -
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    2             12              2              2              2
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         1              1              1              1              1
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3              3
                                                           ------------   ------------   ------------   ------------   ------------
      Total expenses                                             28,399         50,566         42,030         46,841          9,554
                                                           ------------   ------------  -------------- --------------   ------------
    Net investment income (loss)                                (20,635)       (36,458)       (42,030)       (17,198)        (9,554)
                                                           ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                  -              -          5,936              -              -
  Net realized gain (loss) from sales of investments           (108,222)       (42,389)      (164,324)       (91,048)      (123,365)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss)                                   (108,222)       (42,389)      (158,388)       (91,048)      (123,365)
  Net unrealized gain (loss)                                   (181,012)      (286,367)      (706,791)      (416,003)       106,214
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                    (289,234)      (328,756)      (865,179)      (507,051)       (17,151)
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $   (309,869)  $   (365,214)  $   (907,209)  $   (524,249)  $    (26,705)
                                                           ============   ============   ============   ============   ============


                                                             PIONEER         SVS
                                                           REAL ESTATE      DREMAN         SCUDDER      T. ROWE PRICE
                                                              GROWTH       FINANCIAL      TECHNOLOGY    INTERNATIONAL
                                                           VCT CLASS II   SERVICES (A)    GROWTH (A)      STOCK
                                                           ------------   ------------   ------------   -------------
INVESTMENT INCOME:
  Dividends                                                $     36,841   $     31,266   $      3,677   $   154,031
                                                           ------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                 8,434         36,411         25,053        103,039
  Administrative expense fees                                     1,349          5,826          4,008         16,486
                                                           ------------   ------------   ------------   ------------
    Total expenses                                                9,783         42,237         29,061        119,525
                                                           ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2              2              2              2
  Administrative expense fees                                         -              -              -              -
                                                           ------------   ------------   ------------   ------------
    Total expenses                                                    2              2              2              2
                                                           ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2
  Administrative expense fees                                         1              1              1              1
                                                           ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3
                                                           ------------   ------------   ------------   ------------
      Total expenses                                              9,788         42,242         29,066        119,530
                                                           ------------   ------------   ------------   ------------
    Net investment income (loss)                                 27,053        (10,976)       (25,389)        34,501
                                                           ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                  -         12,025              -             -
  Net realized gain (loss) from sales of investments                653          2,506       (213,972)      (745,271)
                                                           ------------   ------------   ------------   ------------
    Net realized gain (loss)                                        653         14,531       (213,972)      (745,271)
  Net unrealized gain (loss)                                     26,340       (150,314)      (643,498)    (1,606,669)
                                                           ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                      26,993       (135,783)      (857,470)    (2,351,940)
                                                           ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $     54,046   $   (146,759)  $   (882,859)  $ (2,317,439)
                                                           ============   ============   ============   ============

* For the period 5/1/01 to 12/31/01.
(A) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  AIT                             AIT
                                                                              CORE EQUITY                      EQUITY INDEX
                                                                         YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                     -----------------------------     ----------------------------
                                                                         2001             2000             2001           2000
                                                                     ------------     ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                       $   (193,811)    $   (309,532)    $   (156,490)   $   (219,527)
  Net realized gain (loss)                                              5,924,293        3,669,266        1,385,392       4,799,917
  Net unrealized gain (loss)                                          (11,188,184)      (7,100,937)      (6,186,198)     (8,798,320)
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from operations                (5,457,702)      (3,741,203)      (4,957,296)     (4,217,930)
                                                                     ------------     ------------     ------------    ------------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                   838,866        1,288,926        1,297,377       2,126,955
  Withdrawals                                                          (1,598,217)      (1,583,003)      (1,846,998)     (2,048,045)
  Contract benefits                                                      (229,355)        (316,958)        (182,581)       (259,352)
  Contract charges                                                         (9,645)          (8,052)         (10,798)         (8,572)
  Transfers between sub-accounts (including fixed account), net          (979,119)       2,301,821         (889,292)      2,464,378
  Other transfers from (to) the General Account                          (136,782)       1,142,258           60,559       1,433,702
  Net increase (decrease) in investment by Sponsor                          4,000                -            4,000               -
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from contract transactions     (2,110,252)       2,824,992       (1,567,733)      3,709,066
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets                                (7,567,954)        (916,211)      (6,525,029)       (508,864)

 NET ASSETS:
  Beginning of year                                                    30,938,254       31,854,465       37,043,368      37,552,232
                                                                     ------------     ------------     ------------    ------------
  End of year                                                        $ 23,370,300     $ 30,938,254     $ 30,518,339    $ 37,043,368
                                                                     ============     ============     ============    ============


                                                                            AIT GOVERNMENT                          AIT
                                                                                 BOND                           MONEY MARKET
                                                                         YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                     -----------------------------     ----------------------------
                                                                         2001             2000            2001             2000
                                                                     ------------     ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                       $    232,020     $    192,433     $    527,975    $    653,772
  Net realized gain (loss)                                                 26,844          (47,263)               -               -
  Net unrealized gain (loss)                                               64,295          224,989                -               -
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from operations                   323,159          370,159          527,975         653,772
                                                                     ------------     ------------     ------------    ------------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                   289,635          203,977       22,589,069      43,509,447
  Withdrawals                                                            (388,469)        (251,218)      (1,861,619)     (1,656,106)
  Contract benefits                                                       (22,182)         (28,017)        (209,619)         (7,140)
  Contract charges                                                         (1,478)            (717)          (4,358)         (2,792)
  Transfers between sub-accounts (including fixed account), net         3,129,828         (993,731)     (12,686,190)    (41,653,227)
  Other transfers from (to) the General Account                            47,905           35,791       (2,174,453)      2,096,080
  Net increase (decrease) in investment by Sponsor                          4,000                -            4,000               -
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from contract transactions      3,059,239       (1,033,915)       5,656,830       2,286,262
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets                                 3,382,398         (663,756)       6,184,805       2,940,034

 NET ASSETS:
  Beginning of year                                                     4,513,437        5,177,193       15,381,446      12,441,412
                                                                     ------------     ------------     ------------    ------------
  End of year                                                        $  7,895,835     $  4,513,437     $ 21,566,251    $ 15,381,446
                                                                     ============     ============     ============    ============

 * Date of initial investment
 (a) Re-branded. See Note 1.

 The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K


                                                                                AIT                               AIT
                                                                               SELECT                            SELECT
                                                                          AGGRESSIVE GROWTH                CAPITAL APPRECIATION
                                                                        YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                     -----------------------------     ----------------------------
                                                                         2001             2000            2001             2000
                                                                     ------------     ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                       $   (315,064)    $   (478,795)    $   (220,188)   $   (253,073)
  Net realized gain (loss)                                              3,235,228        6,569,252        1,470,821       1,075,942
  Net unrealized gain (loss)                                           (9,015,685)     (15,549,953)      (1,812,818)         72,235
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from operations                (6,095,521)      (9,459,496)        (562,185)        895,104
                                                                     ------------     ------------     ------------    ------------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                 1,134,582        2,200,268          499,905         895,105
  Withdrawals                                                          (1,091,508)      (1,727,778)        (725,483)       (784,307)
  Contract benefits                                                       (70,929)        (101,363)         (20,799)        (94,005)
  Contract charges                                                         (9,406)          (9,256)          (5,743)         (4,627)
  Transfers between sub-accounts (including fixed account), net        (1,745,539)       4,829,955       (1,276,698)        490,183
  Other transfers from (to) the General Account                          (101,528)         982,677         (122,996)        268,300
  Net increase (decrease) in investment by Sponsor                          4,000                -            4,000               -
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from contract transactions     (1,880,328)       6,174,503       (1,647,814)        770,649
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets                                (7,975,849)      (3,284,993)      (2,209,999)      1,665,753

 NET ASSETS:
  Beginning of year                                                    26,910,329       30,195,322       17,132,947      15,467,194
                                                                     ------------     ------------     ------------    ------------
  End of year                                                        $ 18,934,480     $ 26,910,329     $ 14,922,948    $ 17,132,947
                                                                     ============     ============     ============    ============


                                                                                 AIT                               AIT
                                                                                SELECT                        SELECT GROWTH
                                                                            EMERGING MARKETS              YEAR ENDED DECEMBER 31,
                                                                       YEAR ENDED       PERIOD FROM      --------------------------
                                                                       12/31/01    8/1/00* TO 12/31/00       2001          2000
                                                                     ------------  -------------------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                       $     (5,168) $            (1,590)  $   (401,878)  $  (602,566)
  Net realized gain (loss)                                               (112,009)               5,763        509,524     5,680,193
  Net unrealized gain (loss)                                               61,055              (85,296)    (9,074,034)  (13,408,316)
                                                                     ------------  -------------------   ------------   -----------
  Net increase (decrease) in net assets from operations                   (56,122)             (81,123)    (8,966,388)   (8,330,689)
                                                                     ------------  -------------------   ------------   -----------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                     3,587                1,986      1,250,237     2,315,272
  Withdrawals                                                              (9,058)              (3,021)    (1,443,987)   (1,986,571)
  Contract benefits                                                             -                    -       (113,797)      (92,650)
  Contract charges                                                            (62)                 (10)       (11,550)      (11,330)
  Transfers between sub-accounts (including fixed account), net           (63,980)             373,826     (2,031,644)    1,922,092
  Other transfers from (to) the General Account                            60,242               97,636       (338,876)    1,336,084
  Net increase (decrease) in investment by Sponsor                          4,000                  439          4,000             -
                                                                     ------------  -------------------   ------------   -----------
  Net increase (decrease) in net assets from contract transactions         (5,271)             470,856     (2,685,617)    3,482,897
                                                                     ------------  -------------------   ------------   -----------
  Net increase (decrease) in net assets                                   (61,393)             389,733    (11,652,005)   (4,847,792)

 NET ASSETS:
  Beginning of year                                                       389,733                    -     35,533,500    40,381,292
                                                                     ------------  -------------------   ------------   -----------
  End of year                                                        $    328,340  $           389,733   $ 23,881,495   $35,533,500
                                                                     ============  ===================   ============   ===========


                                                                                  AIT                              AIT
                                                                                SELECT                            SELECT
                                                                           GROWTH AND INCOME               INTERNATIONAL EQUITY
                                                                        YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                     -----------------------------     ----------------------------
                                                                         2001             2000            2001             2000
                                                                     ------------     ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                       $   (184,067)    $   (178,558)    $     18,479    $   (223,984)
  Net realized gain (loss)                                               (740,627)       4,168,719        2,929,575       1,259,877
  Net unrealized gain (loss)                                           (2,026,355)      (7,090,556)      (7,858,136)     (3,573,966)
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from operations                (2,951,049)      (3,100,395)      (4,910,082)     (2,538,073)
                                                                     ------------     ------------     ------------    ------------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                   744,395        1,122,339          676,731         930,234
  Withdrawals                                                          (1,067,877)      (1,004,345)        (825,933)     (1,234,170)
  Contract benefits                                                      (347,745)        (189,797)        (131,479)        (57,556)
  Contract charges                                                         (6,369)          (5,107)          (6,005)         (5,130)
  Transfers between sub-accounts (including fixed account), net        (1,472,041)       2,293,534         (653,769)      1,630,870
  Other transfers from (to) the General Account                          (159,924)       1,119,572         (160,572)        641,391
  Net increase (decrease) in investment by Sponsor                          4,000                -            4,000               -
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from contract transactions     (2,305,561)       3,336,196       (1,097,027)      1,905,639
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets                                (5,256,610)         235,801       (6,007,109)       (632,434)

 NET ASSETS:
  Beginning of year                                                    23,158,921       22,923,120       21,956,057      22,588,491
                                                                     ------------     ------------     ------------    ------------
  End of year                                                        $ 17,902,311     $ 23,158,921     $ 15,948,948    $ 21,956,057
                                                                     ============     ============     ============    ============

* Date of initial investment
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K


                                                                               AIT
                                                                              SELECT
                                                                       INVESTMENT GRADE INCOME              AIT SELECT
                                                                       YEAR ENDED DECEMBER 31,           STRATEGIC GROWTH
                                                                     --------------------------       YEAR ENDED       PERIOD FROM
                                                                         2001          2000          12/31/01    8/1/00* TO 12/31/00
                                                                     ------------   -----------    ------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                       $    382,447   $   367,273    $     (2,863) $             (746)
  Net realized gain (loss)                                                 16,371       (46,832)        (42,476)            (11,770)
  Net unrealized gain (loss)                                              101,924       294,736         (15,443)            (63,478)
                                                                     ------------   -----------    ------------  ------------------
  Net increase (decrease) in net assets from operations                   500,742       615,177         (60,782)            (75,994)
                                                                     ------------   -----------    ------------  ------------------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                   271,404       210,318           7,448                 632
  Withdrawals                                                            (746,781)     (634,903)        (20,492)             (1,798)
  Contract benefits                                                       (36,768)            -          (1,810)                  -
  Contract charges                                                         (1,694)         (914)            (32)                 (7)
  Transfers between sub-accounts (including fixed account), net         2,625,845      (398,478)          7,613             274,484
  Other transfers from (to) the General Account                            (6,871)      (44,171)         25,540              45,974
  Net increase (decrease) in investment by Sponsor                          4,000             -           4,000                 550
                                                                     ------------   -----------    ------------  ------------------
  Net increase (decrease) in net assets from contract transactions      2,109,135      (868,148)         22,267             319,835
                                                                     ------------   -----------    ------------  ------------------
  Net increase (decrease) in net assets                                 2,609,877      (252,971)        (38,515)            243,841

 NET ASSETS:
  Beginning of year                                                     7,229,691     7,482,662         243,841                  -
                                                                     ------------   -----------    ------------  ------------------
  End of year                                                        $  9,839,568   $ 7,229,691    $    205,326  $          243,841
                                                                     ============   ===========    ============  ==================



                                                                     AIT
                                                                    SELECT             AIT SELECT                  AIM V.I.
                                                               STRATEGIC INCOME     VALUE OPPORTUNITY         AGGRESSIVE GROWTH
                                                                  PERIOD FROM    YEAR ENDED DECEMBER 31,                PERIOD FROM
                                                                   5/1/01* TO  --------------------------   YEAR ENDED   8/1/00* TO
                                                                    12/31/01        2001          2000       12/31/01     12/31/00
                                                                    ---------  ------------  ------------  ------------ -----------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                      $   1,770  $   (151,238) $   (166,042) $   (35,604) $    (7,213)
  Net realized gain (loss)                                              3,477     2,227,211       289,712     (111,496)      (3,921)
  Net unrealized gain (loss)                                           (6,737)     (171,945)    3,707,862     (625,349)    (287,445)
                                                                    ---------  ------------  ------------  ------------ -----------
  Net increase (decrease) in net assets from operations                (1,490)    1,904,028     3,831,532     (772,449)    (298,579)
                                                                    ---------  ------------  ------------  ------------ -----------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                 2,510       571,437       610,784      215,141       83,986
  Withdrawals                                                         (10,732)     (881,744)     (866,740)     (80,825)     (12,277)
  Contract benefits                                                         -       (70,145)      (15,677)      (4,096)           -
  Contract charges                                                         (9)       (6,571)       (4,380)        (585)         (85)
  Transfers between sub-accounts (including fixed account), net       192,843     1,330,331    (1,135,460)     705,014    2,361,966
  Other transfers from (to) the General Account                        26,985        68,759       394,129      208,287      135,141
  Net increase (decrease) in investment by Sponsor                      6,000         4,000             -        4,000          181
                                                                    ---------  ------------  ------------  ------------ -----------
  Net increase (decrease) in net assets from contract transactions    217,597     1,016,067    (1,017,344)   1,046,936    2,568,912
                                                                    ---------  ------------  ------------  ------------ -----------
  Net increase (decrease) in net assets                               216,107     2,920,095     2,814,188      274,487    2,270,333

 NET ASSETS:
  Beginning of year                                                         -    17,043,362    14,229,174    2,270,333            -
                                                                    ---------  ------------  ------------  ------------ -----------
  End of year                                                       $ 216,107  $ 19,963,457  $ 17,043,362  $  2,544,820 $ 2,270,333
                                                                    =========  ============  ============  ============ ===========
* Date of initial investment
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                      SA-14


SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                                 ALLIANCE
                                                                    AIM V.I                                      GROWTH
                                                                   BLUE CHIP      AIM V.I. VALUE            AND INCOME CLASS B
                                                                  PERIOD FROM               PERIOD FROM                 PERIOD FROM
                                                                   5/1/01* TO  YEAR ENDED    8/1/00* TO    YEAR ENDED    8/1/00* TO
                                                                    12/31/01    12/31/01      12/31/00      12/31/01      12/31/00
                                                                   ---------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                                     $    (258) $    (43,472) $    (5,083)  $    (47,194) $    (6,898)
  Net realized gain (loss)                                                66       (20,217)      107,210       198,637          110
  Net unrealized gain (loss)                                           2,787      (439,348)     (295,745)     (266,153)      51,537
                                                                   ---------  ------------  ------------  ------------  -----------
  Net increase (decrease) in net assets from operations                2,595      (503,037)     (193,618)     (114,710)      44,749
                                                                   ---------  ------------  ------------  ------------  -----------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                3,103       328,878       119,697       418,389       99,026
  Withdrawals                                                         (2,017)     (225,203)      (26,281)     (307,880)     (10,399)
  Contract benefits                                                        -        (2,185)           -             -            -
  Contract charges                                                        (5)         (585)          (33)         (829)         (47)
  Transfers between sub-accounts (including fixed account), net       72,785     1,230,057     2,579,336     5,394,715    1,881,052
  Other transfers from (to) the General Account                            -       255,103       178,475       706,657       90,523
  Net increase (decrease) in investment by Sponsor                     6,000         4,000           236         4,000          (25)
                                                                   ---------  ------------  ------------  ------------  -----------
  Net increase (decrease) in net assets from contract transactions    79,866     1,590,065     2,851,430     6,215,052    2,060,130
                                                                   ---------  ------------  ------------  ------------  -----------
  Net increase (decrease) in net assets                               82,461     1,087,028     2,657,812     6,100,342    2,104,879

NET ASSETS:
 Beginning of year                                                         -     2,657,812             -     2,104,879            -
                                                                   ---------  ------------  ------------  ------------  -----------
 End of year                                                       $  82,461  $  3,744,840  $  2,657,812  $  8,205,221  $ 2,104,879
                                                                   =========  ============  ============  ============  ===========


                                                                                                              DGPF
                                                                         ALLIANCE PREMIER                    GROWTH
                                                                          GROWTH CLASS B              OPPORTUNITIES SERVICE CLASS
                                                                   YEAR ENDED     PERIOD FROM       YEAR ENDED        PERIOD FROM
                                                                    12/31/01   8/1/00* TO 12/31/00   12/31/01    8/1/00* TO 12/31/00
                                                                   ----------  -------------------   ----------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                     $  (45,306) $           (10,523)  $  (15,781) $           (3,372)
  Net realized gain (loss)                                             61,470               (4,139)     112,839                (191)
  Net unrealized gain (loss)                                         (659,291)            (446,837)    (316,411)           (216,107)
                                                                   ----------  -------------------   ----------  -------------------
  Net increase (decrease) in net assets from operations              (643,127)            (461,499)    (219,353)           (219,670)
                                                                   ----------  -------------------   ----------  -------------------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                               216,483              155,869       41,220              54,988
  Withdrawals                                                        (126,721)             (17,015)     (64,364)             (5,002)
  Contract benefits                                                         -                    -       (2,064)                  -
  Contract charges                                                       (534)                 (66)        (263)                (32)
  Transfers between sub-accounts (including fixed account), net       911,492            2,810,161      280,763           1,033,113
  Other transfers from (to) the General Account                       381,813              271,649      120,451             107,051
  Net increase (decrease) in investment by Sponsor                      4,000                  293        4,000                 183
                                                                   ----------  -------------------   ----------  -------------------
  Net increase (decrease) in net assets from contract transactions  1,386,533            3,220,891      379,743           1,190,301
                                                                   ----------  -------------------   ----------  -------------------
  Net increase (decrease) in net assets                               743,406            2,759,392      160,390             970,631

 NET ASSETS:
  Beginning of year                                                 2,759,392                    -      970,631                   -
                                                                   ----------  -------------------   ----------  ------------------
  End of year                                                      $3,502,798  $         2,759,392   $1,131,021  $          970,631
                                                                   ==========  ===================   ==========  ==================

* Date of initial investment
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K


                                                                                                EATON
                                                                                               VANCE VT
                                                                              DGPF             FLOATING
                                                                     INTERNATIONAL EQUITY    RATE-INCOME FIDELITY VIP EQUITY-INCOME
                                                                    YEAR ENDED DECEMBER 31,  PERIOD FROM   YEAR ENDED DECEMBER 31,
                                                                    ------------------------  5/1/01* TO --------------------------
                                                                        2001        2000       12/31/01      2001           2000
                                                                    -----------  -----------  ---------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                      $    70,748  $    63,665  $   3,041  $    108,913  $    113,688
  Net realized gain (loss)                                             (209,099)     541,058          -     2,074,097     3,351,460
  Net unrealized gain (loss)                                           (758,323)    (682,136)         -    (4,787,327)     (780,292)
                                                                    -----------  -----------  ---------  ------------  ------------
  Net increase (decrease) in net assets from operations                (896,674)     (77,413)     3,041    (2,604,317)    2,684,856
                                                                    -----------  -----------  ---------  ------------  ------------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                 171,290      296,647     87,187     1,016,348     1,580,372
  Withdrawals                                                          (323,444)    (324,192)      (319)   (2,364,573)   (2,741,090)
  Contract benefits                                                     (17,682)      (5,361)         -      (260,625)     (197,593)
  Contract charges                                                       (2,150)      (1,889)       (16)      (12,698)      (10,200)
  Transfers between sub-accounts (including fixed account), net         107,843     (712,311)   694,626       221,322    (3,709,194)
  Other transfers from (to) the General Account                         (27,031)     126,845   (222,435)     (150,945)    1,026,279
  Net increase (decrease) in investment by Sponsor                        4,000            -      3,992         4,000             -
                                                                    -----------  -----------  ---------  ------------  ------------
  Net increase (decrease) in net assets from contract transactions      (87,174)    (620,261)   563,035    (1,547,171)   (4,051,426)
                                                                    -----------  -----------  ---------  ------------  ------------
  Net increase (decrease) in net assets                                (983,848)    (697,674)   566,076    (4,151,488)   (1,366,570)

 NET ASSETS:
  Beginning of year                                                   7,146,662    7,844,336          -    40,456,995    41,823,565
                                                                    -----------  -----------  ---------  ------------  ------------
  End of year                                                       $ 6,162,814  $ 7,146,662  $ 566,076  $ 36,305,507  $ 40,456,995
                                                                    ===========  ===========  =========  ============  ============


                                                                          FIDELITY VIP GROWTH            FIDELITY VIP HIGH INCOME
                                                                        YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                     -----------------------------     ----------------------------
                                                                         2001             2000            2001             2000
                                                                     ------------     ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                                       $   (685,002)   $   (917,420)   $  1,531,668    $  1,214,632
  Net realized gain (loss)                                              2,621,577       8,007,522      (4,627,483)     (2,320,525)
  Net unrealized gain (loss)                                          (13,433,532)    (15,774,603)      1,290,442      (3,580,297)
                                                                     ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets from operations               (11,496,957)     (8,684,501)     (1,805,373)     (4,686,190)
                                                                     ------------    ------------    ------------    ------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                 2,386,359       3,899,181         518,638         739,687
  Withdrawals                                                          (2,968,353)     (4,461,115)       (848,742)     (1,355,788)
  Contract benefits                                                      (210,928)       (177,729)        (70,393)       (189,261)
  Contract charges                                                        (21,280)        (18,851)         (4,010)         (3,904)
  Transfers between sub-accounts (including fixed account), net        (2,949,353)      6,876,047        (406,771)     (3,326,998)
  Other transfers from (to) the General Account                          (366,086)      1,838,551        (151,098)       (477,553)
  Net increase (decrease) in investment by Sponsor                          4,000              --           4,000              --
                                                                     ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets from contract transactions     (4,125,641)      7,956,084        (958,376)     (4,613,817)
                                                                     ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets                               (15,622,598)       (728,417)     (2,763,749)     (9,300,007)

NET ASSETS:
  Beginning of year                                                    59,975,262      60,703,679      14,000,723      23,300,730
                                                                     ------------    ------------    ------------    ------------
  End of year                                                        $ 44,352,664    $ 59,975,262    $ 11,236,974    $ 14,000,723
                                                                     ============    ============    ============    ============

* Date of initial investment
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                         FIDELITY VIP OVERSEAS         FIDELITY VIP II ASSET MANAGER
                                                                        YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                     -----------------------------     ----------------------------
                                                                         2001             2000            2001             2000
                                                                     ------------     ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                                       $    334,979    $    (14,152)   $    229,421    $    148,748
  Net realized gain (loss)                                                297,326         958,631         (38,792)        685,457
  Net unrealized gain (loss)                                           (2,811,092)     (3,323,274)       (657,225)     (1,303,233)
                                                                     ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets from operations                (2,178,787)     (2,378,795)       (466,596)       (469,028)
                                                                     ------------    ------------    ------------    ------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                   316,821         686,587         300,700         662,885
  Withdrawals                                                            (412,040)       (637,569)       (503,186)       (780,730)
  Contract benefits                                                       (81,329)        (27,735)        (54,451)        (53,755)
  Contract charges                                                         (3,184)         (2,682)         (2,392)         (1,826)
  Transfers between sub-accounts (including fixed account), net          (284,217)      2,004,861        (406,946)         74,458
  Other transfers from (to) the General Account                           (79,220)        481,233         102,198         309,864
  Net increase (decrease) in investment by Sponsor                          4,000              --           4,000              --
                                                                     ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets from contract transactions       (539,169)      2,504,695        (560,077)        210,896
                                                                     ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets                                (2,717,956)        125,900      (1,026,673)       (258,132)

NET ASSETS:
  Beginning of year                                                     9,851,094       9,725,194       8,490,118       8,748,250
                                                                     ------------    ------------    ------------    ------------
  End of year                                                        $  7,133,138    $  9,851,094    $  7,463,445    $  8,490,118
                                                                     ============    ============    ============    ============


                                                                                                               FT VIP
                                                FIDELITY VIP II        FIDELITY VIP III                   FRANKLIN NATURAL
                                                   CONTRAFUND         GROWTH OPPORTUNITIES               RESOURCES SECURITIES
                                                 SERVICE CLASS 2         SERVICE CLASS 2                       CLASS 2
                                                  PERIOD FROM       YEAR ENDED     PERIOD FROM       YEAR ENDED      PERIOD FROM
                                              5/1/01* TO 12/31/01    12/31/01   8/1/00* TO 12/31/00   12/31/01   8/1/00* TO 12/31/00
                                             ---------------------  ---------- --------------------- ---------- --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                  $      (497)       $    (3,259)  $      (1,041)     $    (5,786)   $      (1,157)
  Net realized gain (loss)                              (14)           (14,054)         (1,792)          (1,306)             322
  Net unrealized gain (loss)                          2,884            (32,059)        (27,638)        (206,189)          60,504
                                                -----------        -----------   -------------      -----------    -------------
  Net increase (decrease) in net assets from
   operations                                         2,373            (49,372)        (30,471)        (213,281)          59,669
                                                -----------        -----------   -------------      -----------    -------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                              26,649             92,880           1,538           23,871           30,000
  Withdrawals                                          (206)              (897)         (2,572)         (32,074)          (5,049)
  Contract benefits                                      --                 --              --               --               --
  Contract charges                                       (3)               (77)            (10)            (213)              (3)
  Transfers between sub-accounts (including
    fixed account), net                             122,937              3,801         323,392          663,931          450,033
  Other transfers from (to) the
    General Account                                  17,074              7,897           3,757          130,532           21,354
  Net increase (decrease) in investment
    by Sponsor                                        6,000              4,000             197            4,000              (88)
                                                -----------        -----------   -------------      -----------    -------------
  Net increase (decrease) in net assets from
    contract transactions                           172,451            107,604         326,302          790,047          496,247
                                                -----------        -----------   -------------      -----------    -------------
  Net increase (decrease) in net assets             174,824             58,232         295,831          576,766          555,916

NET ASSETS:
  Beginning of year                                      --            295,831              --          555,916               --
                                                -----------        -----------   -------------      -----------    -------------
  End of year                                   $   174,824        $   354,063   $     295,831      $ 1,132,682    $     555,916
                                                ===========        ===========   =============      ===========    =============

* Date of initial investment
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                     FT VIP                                 INVESCO
                                                               FRANKLIN SMALL CAP                         VIF HEALTH
                                                                     CLASS 2                            HEALTH SCIENCES
                                                            YEAR ENDED      PERIOD FROM            YEAR ENDED      PERIOD FROM
                                                             12/31/01   8/1/00* TO 12/31/00         12/31/01    8/1/00* TO 12/31/00
                                                           ------------ --------------------      -----------  ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                             $    (20,635)   $     (5,433)          $    (36,458)   $     (7,110)
  Net realized gain (loss)                                     (108,222)         (4,932)               (42,389)           (242)
  Net unrealized gain (loss)                                   (181,012)       (246,845)              (286,367)         53,919
                                                           ------------    ------------           ------------    ------------
  Net increase (decrease) in net assets from
    operations                                                 (309,869)       (257,210)              (365,214)         46,567
                                                           ------------    ------------           ------------    ------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                         139,490          16,500                241,529         135,230
  Withdrawals                                                   (80,249)        (10,002)              (124,410)        (12,824)
  Contract benefits                                              (4,259)             --                 (2,482)             --
  Contract charges                                                 (407)            (43)                  (685)            (67)
  Transfers between sub-accounts (including
    fixed account), net                                       1,070,730       1,560,239              1,542,572       2,479,695
  Other transfers from (to) the General Account                 203,985         144,583                259,418          46,907
  Net increase (decrease) in investment by Sponsor                4,000             284                  4,000            (166)
                                                           ------------    ------------           ------------    ------------
  Net increase (decrease) in net assets from
    contract transactions                                     1,333,290       1,711,561              1,919,942       2,648,775
                                                           ------------    ------------           ------------    ------------
  Net increase (decrease) in net assets                       1,023,421       1,454,351              1,554,728       2,695,342

NET ASSETS:
  Beginning of year                                           1,454,351              --              2,695,342              --
                                                           ------------    ------------           ------------    ------------
  End of year                                              $  2,477,772    $  1,454,351           $  4,250,070    $  2,695,342
                                                           ============    ============           ============    ============


                                                                                                            JANUS ASPEN
                                                                  JANUS ASPEN                            GROWTH AND INCOME
                                                              GROWTH SERVICE SHARES                       SERVICE SHARES
                                                            YEAR ENDED     PERIOD FROM             YEAR ENDED      PERIOD FROM
                                                             12/31/01   8/1/00* TO 12/31/00         12/31/01    8/1/00* TO 12/31/00
                                                           ------------ --------------------      -----------  ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                             $    (42,030)   $     (9,385)         $    (17,198)   $     (5,383)
  Net realized gain (loss)                                     (158,388)         (2,266)              (91,048)        (16,181)
  Net unrealized gain (loss)                                   (706,791)       (429,280)             (416,003)       (257,525)
                                                           ------------    ------------          ------------    ------------
  Net increase (decrease) in net assets from
    operations                                                 (907,209)       (440,931)             (524,249)       (279,089)
                                                           ------------    ------------          ------------    ------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                         209,662         131,935               252,841          81,976
  Withdrawals                                                  (166,576)        (17,269)             (109,241)        (16,299)
  Contract benefits                                              (4,024)             --                (4,434)             --
  Contract charges                                                 (762)            (87)                 (571)            (64)
  Transfers between sub-accounts (including fixed
    account), net                                             1,052,148       2,675,783               899,014       2,708,723
  Other transfers from (to) the General Account                 248,549         207,696               315,933         346,713
  Net increase (decrease) in investment by Sponsor                4,000             178                 4,000             140
                                                           ------------    ------------          ------------    ------------
  Net increase (decrease) in net assets from
    contract transactions                                     1,342,997       2,998,236             1,357,542       3,121,189
                                                           ------------    ------------          ------------    ------------
  Net increase (decrease) in net assets                         435,788       2,557,305               833,293       2,842,100

NET ASSETS:
  Beginning of year                                           2,557,305              --             2,842,100              --
                                                           ------------    ------------          ------------    ------------
  End of year                                              $  2,993,093    $  2,557,305          $  3,675,393    $  2,842,100
                                                           ============    ============          ============    ============

* Date of initial investment
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                    PIONEER                                   PIONEER
                                                                   EMERGING MARKETS                         REAL ESTATE
                                                               MARKETS VCT CLASS II                     GROWTH VCT CLASS II
                                                            YEAR ENDED     PERIOD FROM             YEAR ENDED      PERIOD FROM
                                                             12/31/01   8/1/00* TO 12/31/00         12/31/01    8/1/00* TO 12/31/00
                                                           ------------ --------------------      -----------  ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                             $     (9,554)   $     (2,184)          $     27,053    $      3,378
  Net realized gain (loss)                                     (123,365)         (2,176)                   653          (5,429)
  Net unrealized gain (loss)                                    106,214         (87,711)                26,340           9,830
                                                           ------------    ------------           ------------    ------------
  Net increase (decrease) in net assets from
    operations                                                  (26,705)        (92,071)                54,046           7,779
                                                           ------------    ------------           ------------    ------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                          19,666           6,545                 42,761             909
  Withdrawals                                                   (16,984)         (3,498)               (27,696)         (7,407)
  Contract benefits                                              (2,214)             --                     --              --
  Contract charges                                                 (146)            (13)                  (125)             (3)
  Transfers between sub-accounts (including fixed
    account), net                                               654,800         598,902                665,099         252,396
  Other transfers from (to) the General Account                  21,336          91,291                 44,822             974
  Net increase (decrease) in investment by Sponsor                4,000             434                  4,000              32
                                                           ------------    ------------           ------------    ------------
  Net increase (decrease) in net assets from
    contract transactions                                       680,458         693,661                728,861         246,901
                                                           ------------    ------------           ------------    ------------
  Net increase (decrease) in net assets                         653,753         601,590                782,907         254,680

NET ASSETS:
  Beginning of year                                             601,590              --                254,680              --
                                                           ------------    ------------           ------------    ------------
  End of year                                              $  1,255,343    $    601,590           $  1,037,587    $    254,680
                                                           ============    ============           ============    ============


                                                                       SVS
                                                                      DREMAN                                  SCUDDER
                                                               FINANCIAL SERVICES (a)                   TECHNOLOGY GROWTH (a)
                                                            YEAR ENDED     PERIOD FROM             YEAR ENDED      PERIOD FROM
                                                             12/31/01   8/1/00* TO 12/31/00         12/31/01    8/1/00* TO 12/31/00
                                                           ------------ --------------------      -----------  ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                             $    (10,976)   $     (4,824)         $    (25,389)   $     (6,827)
  Net realized gain (loss)                                       14,531           1,774              (213,972)        (15,053)
  Net unrealized gain (loss)                                   (150,314)        173,411              (643,498)       (657,840)
                                                           ------------    ------------          ------------    ------------
  Net increase (decrease) in net assets from operations        (146,759)        170,361              (882,859)       (679,720)
                                                           ------------    ------------          ------------    ------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                         154,569          55,383               203,958         218,531
  Withdrawals                                                  (258,024)         (9,566)             (137,463)        (12,379)
  Contract benefits                                                  --              --                (1,963)             --
  Contract charges                                                 (457)            (24)                 (561)            (65)
  Transfers between sub-accounts (including fixed
    account), net                                             1,657,646       1,514,364               698,516       2,232,076
  Other transfers from (to) the General Account                 143,324          96,665               169,399         149,530
  Net increase (decrease) in investment by Sponsor                4,000            (294)                4,000             407
                                                           ------------    ------------          ------------    ------------
  Net increase (decrease) in net assets from contract
    transactions                                              1,701,058       1,656,528               935,886       2,588,100
                                                           ------------    ------------          ------------    ------------
  Net increase (decrease) in net assets                       1,554,299       1,826,889                53,027       1,908,380

NET ASSETS:
  Beginning of year                                           1,826,889              --             1,908,380              --
                                                           ------------    ------------          ------------    ------------
  End of year                                              $  3,381,188    $  1,826,889          $  1,961,407    $  1,908,380
                                                           ============    ============          ============    ============


                                                                             T. ROWE PRICE
                                                                          INTERNATIONAL STOCK
                                                                        YEAR ENDED DECEMBER 31,
                                                                     -----------------------------
                                                                         2001             2000
                                                                     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                                       $     34,501    $    (95,648)
  Net realized gain (loss)                                               (745,271)      1,812,370
  Net unrealized gain (loss)                                           (1,606,669)     (3,832,683)
                                                                     ------------    ------------
  Net increase (decrease) in net assets from operations                (2,317,439)     (2,115,961)
                                                                     ------------    ------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                   291,236         449,122
  Withdrawals                                                            (596,579)       (405,332)
  Contract benefits                                                       (18,472)        (48,200)
  Contract charges                                                         (2,697)         (2,358)
  Transfers between sub-accounts (including fixed account), net           (90,710)        931,659
  Other transfers from (to) the General Account                           (32,540)        281,479
  Net increase (decrease) in investment by Sponsor                          4,000              --
                                                                     ------------    ------------
  Net increase (decrease) in net assets from contract transactions       (445,762)      1,206,370
                                                                     ------------    ------------
  Net increase (decrease) in net assets                                (2,763,201)       (909,591)

NET ASSETS:
  Beginning of year                                                     9,979,986      10,889,577
                                                                     ------------    ------------
  End of year                                                        $  7,216,785    $  9,979,986
                                                                     ============    ============

* Date of initial investment
(a) Re-branded See Note 1

The accompanying notes are an integral part of these financial statements

                              SEPARATE ACCOUNT VA-K

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account VA-K ("The Separate Account"), which funds the Allmerica Advantage, ExecAnnuity Plus and Allmerica Premier Choice variable annuity contracts, in addition to the Delaware Golden Medallion contracts is a separate investment account of First Allmerica Financial Life Insurance Company ("FAFLIC"), established on April 1, 1994 for the purpose of separating from the general assets of FAFLIC those assets used to fund the variable portion of certain variable annuity contracts ("the Contracts") issued by FAFLIC. FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of FAFLIC. The Separate Account cannot be charged with liabilities arising out of any other business of FAFLIC.

     The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Separate Account currently offers thirty-nine Sub-Accounts. Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUP                                                                  INVESTMENT MANAGER
----------                                                                  ------------------
Aim Variable Insurance Funds ("AIM V.I.")                                   A I M Advisors, Inc.
Alliance Variable Products Series Fund, Inc.(Class B)("Alliance B")         Alliance Capital Management, LP.
Allmerica Investment Trust ("AIT")                                          Allmerica Financial Investment Management
                                                                              Services, Inc. ("AFIMS")
Delaware Group Premium Fund ("DGPF")                                        Delaware International Advisors Ltd.
Delaware Group Premium Fund (Service Class)("DGPF SC")                      Delaware Management Company
Deutsche Asset Management VIT Funds ("Deutsche VIT")                        Deutsche Asset Management
Eaton Vance Variable Trust ("Eaton Vance VT")                               Eaton Vance Management
Fidelity Variable Insurance Products Fund ("Fidelity VIP")                  Fidelity Management & Research Company ("FMR")
Fidelity Variable Insurance Products Fund II ("Fidelity VIP II")            Fidelity Management & Research Company ("FMR")
Fidelity Variable Insurance Products Fund II (Service Class 2)              Fidelity Management & Research Company ("FMR")
  ("Fidelity VIP II SC")
Fidelity Variable Insurance Products Fund III (Service Class 2)             Fidelity Management & Research Company ("FMR")
  ("Fidelity VIP III SC")
Franklin Templeton Variable Insurance Products Trust (Class 2)("FT VIP")    Franklin Mutual Advisors, LLC
INVESCO Variable Investment Funds, Inc. ("INVESCO VIF")                     INVESCO Funds Group, Inc.
Janus Aspen Series (Service Shares) ("Janus Aspen")                         Janus Capital
Pioneer Variable Contracts Trust (Class II)("Pioneer II")                   Pioneer Investment Management, Inc. ("Pioneer")
Scudder Variable Series II ("Scudder II")                                   Zurich Scudder Investments, Inc.
T Rowe Price International Series, Inc. ("T Rowe Price")                    T Rowe Price International

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act. AFIMS is an indirect wholly owned subsidiary of FAFLIC.

     Effective May 1, 2001, Kemper Variable Series (KVS) was renamed Scudder Variable Series II (SVSII). In addition, the underlying investment options were re-branded from Kemper to Scudder.

     On May 18, 2001, all SVSII funds implemented a 1 for 10 reverse stock split where each separate account received 1 share for every 10 shares owned and net asset value per share increased accordingly. The reverse stock split did not affect total net assets or unit values.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of FAFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). FAFLIC files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC FAFLIC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no federal income tax provision is required. FAFLIC will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     Under the provisions of Section 817(h) of IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of IRC. FAFLIC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - INVESTMENTS

     The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Underlying Funds at December 31, 2001 were as follows:

                                                                             PORTFOLIO INFORMATION
                                                                             ---------------------
                                                                                                    NET ASSET
                                                             NUMBER OF            AGGREGATE           VALUE
INVESTMENT PORTFOLIO                                           SHARES               COST            PER SHARE
--------------------                                           ------               ----            ---------
AIT Core Equity                                              14,306,612         $  34,904,351       $   1.633
AIT Equity Index                                             11,238,473            35,051,760           2.715
AIT Government Bond                                           7,331,105             7,796,268           1.077
AIT Money Market                                             21,566,423            21,566,423           1.000
AIT Select Aggressive Growth                                 15,135,416            32,278,966           1.251
AIT Select Capital Appreciation                               7,692,241            12,921,081           1.940
AIT Select Emerging Markets                                     457,936               352,581           0.717
AIT Select Growth                                            15,153,182            32,669,204           1.576
AIT Select Growth and Income                                 14,282,671            22,661,495           1.253
AIT Select International Equity                              14,329,692            19,998,724           1.113
AIT Select Investment Grade Income                            8,896,323             9,780,765           1.106
AIT Select Strategic Growth                                     425,105               284,247           0.483
AIT Select Strategic Income                                     207,396               222,844           1.042
AIT Select Value Opportunity                                 10,108,079            16,796,036           1.975
AIM V.I. Aggressive Growth                                      235,413             3,457,614          10.810
AIM V.I. Blue Chip                                               11,598                79,674           7.110
AIM V.I. Value                                                  160,379             4,479,933          23.350
Alliance Growth and Income Class B                              372,457             8,419,837          22.030
Alliance Premier Growth Class B                                 140,112             4,608,926          25.000
DGPF Growth Opportunities Service Class                          75,553             1,663,539          14.970
DGPF International Equity                                       443,361             6,152,257          13.900
Eaton Vance VT Floating Rate-Income                              56,608               566,076          10.000
Fidelity VIP Equity-Income                                    1,595,842            35,093,409          22.750
Fidelity VIP Growth                                           1,319,627            51,697,587          33.610
Fidelity VIP High Income                                      1,753,038            14,554,338           6.410
Fidelity VIP Overseas                                           513,915            10,213,455          13.880
Fidelity VIP II Asset Manager                                   514,366             8,310,088          14.510
Fidelity VIP II Contrafund Service Class 2                        8,741               171,940          20.000
Fidelity VIP III Growth Opportunties Service Class 2             23,541               413,760          15.040
FT VIP Franklin Natural Resources Securities Class 2             95,747             1,278,367          11.830
FT VIP Franklin Small Cap Class 2                               138,811             2,905,629          17.850
INVESCO VIF Health Sciences                                     233,520             4,482,518          18.200
Janus Aspen Growth Service Shares                               151,472             4,129,164          19.760
Janus Aspen Growth and Income Service Shares                    247,168             4,348,921          14.870
Pioneer Emerging Markets VCT Class II                           112,184             1,236,840          11.190
Pioneer Real Estate Growth VCT Class II                          70,345             1,001,417          14.750
SVS Dreman Financial Services (a)                               313,654             3,358,091          10.780
Scudder Technology Growth (a)                                   209,552             3,262,745           9.360
T. Rowe Price International Stock                               629,188             9,314,420          11.470

(a) Re-branded. See Note 1.

NOTE 4- EXPENSES AND RELATED PARTY TRANSACTIONS

     FAFLIC makes a daily charge against the net assets of each Sub-Account for mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses FAFLIC will absorb the losses. If costs are less than the amounts charged the difference will be a profit to FAFLIC. FAFLIC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

     A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with FAFLIC, or has certain family members with such an affiliation. Subject to state availability, FAFLIC offers a number of optional riders. A separate charge is made for each rider. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis.

     The annual rates of Mortality and Expense Risk Fees, Administrative Expense Fees, Optional Rider Fees, and the maximum dollar amount of the Annual Contract Fee for the year ended are displayed in the table below.

                                               ALLMERICA
                                              ADVANTAGE &
                                              EXECANNUITY           ALLMERICA
VARIABLE ACCOUNT DEDUCTIONS:                      PLUS           PREMIER CHOICE
Mortality and Expense Risk (Annual Rate)          1.25%               1.30%
Administrative Expense (Annual Rate)              0.20%               0.20%
Optional Rider Fees (Annual Rate)                                     0.15%

Contract Deductions:
Optional Rider Fees (Annual Rate):             0.15%-0.25%             N/A
Annual Contract Fee (Maximum)                      $30                 $35

     During the year ended December 31, 2001 management fees of the underlying funds were paid indirectly to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.35% based on individual portfolios and average daily net assets. Additionally, on February 12, 2002, the Board of Trustees of Allmerica Investment Trust voted to approve a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act. Effective May 1, 2002, each Portfolio would pay a distribution fee equal to an annual rate of 0.15% of the Portfolio's average daily net assets.

     Allmerica Investments, Inc., ("Allmerica Investments"), an indirect wholly-owned subsidiary of FAFLIC, is the principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Contracts. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by FAFLIC. As the current series of contracts have a surrender charge, no deduction is made for sales charges at the time of the sale.

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

     Transactions from contractowners and sponsor were as follows:


                                                                         ALLMERICA ADVANTAGE AND EXECANNUITY PLUS
                                                                                 YEAR ENDED DECEMBER 31,
                                                                           2001                           2000
                                                               ----------------------------    ----------------------------
                                                                  UNITS          AMOUNT           UNITS           AMOUNT
                                                               ------------    ------------    ------------    ------------
AIT Core Equity
  Issuance of Units                                               1,295,709    $  3,249,341       3,005,142    $  8,174,050
  Redemption of Units                                            (2,204,918)     (5,363,592)     (2,051,659)     (5,349,058)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (909,209)   $ (2,114,251)        953,483    $  2,824,992
                                                               ============    ============    ============    ============

AIT Equity Index
  Issuance of Units                                               2,124,528    $  5,336,933       4,278,817    $ 12,918,217
  Redemption of Units                                            (2,753,682)     (6,908,666)     (3,131,298)     (9,209,151)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (629,154)   $ (1,571,733)      1,147,519    $  3,709,066
                                                               ============    ============    ============    ============

AIT Government Bond
  Issuance of Units                                               3,861,040    $  5,460,750         947,705    $  1,193,000
  Redemption of Units                                            (1,713,485)     (2,405,511)     (1,754,048)     (2,226,915)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       2,147,555    $  3,055,239        (806,343)   $ (1,033,915)
                                                               ============    ============    ============    ============

AIT Money Market
  Issuance of Units                                              73,897,822    $ 97,667,044      78,223,232    $ 95,105,618
  Redemption of Units                                           (69,586,897)    (92,014,214)    (76,424,796)    (92,819,356)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       4,310,925    $  5,652,830       1,798,436    $  2,286,262
                                                               ============    ============    ============    ============

AIT Select Aggressive Growth
  Issuance of Units                                               1,972,108    $  3,771,318       5,163,806    $ 13,161,063
  Redemption of Units                                            (3,159,401)     (5,655,647)     (2,958,858)     (6,986,560)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                      (1,187,293)   $ (1,884,329)      2,204,948    $  6,174,503
                                                               ============    ============    ============    ============

AIT Select Capital Appreciation
  Issuance of Units                                                 848,231    $  2,025,633       1,873,303    $  4,293,709
  Redemption of Units                                            (1,595,406)     (3,677,447)     (1,523,790)     (3,523,060)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (747,175)   $ (1,651,814)        349,513    $    770,649
                                                               ============    ============    ============    ============

AIT Select Emerging Markets
  Issuance of Units                                               9,032,139    $  6,395,851         591,020    $    523,404
  Redemption of Units                                            (9,069,546)     (6,405,121)        (66,717)        (52,548)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         (37,407)   $     (9,270)        524,303    $    470,856
                                                               ============    ============    ============    ============

AIT Select Growth
  Issuance of Units                                               1,378,567    $  3,660,738       3,617,688    $ 11,528,166
  Redemption of Units                                            (2,553,480)     (6,350,356)     (2,630,315)     (8,045,269)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                      (1,174,913)   $ (2,689,618)        987,373    $  3,482,897
                                                               ============    ============    ============    ============

AIT Select Growth and Income
  Issuance of Units                                               1,093,654    $  2,251,776       3,150,361    $  7,499,997
  Redemption of Units                                            (2,240,526)     (4,561,337)     (1,813,097)     (4,163,801)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                      (1,146,872)   $ (2,309,561)      1,337,264    $  3,336,196
                                                               ============    ============    ============    ============

AIT Select International Equity
  Issuance of Units                                               7,257,977    $ 11,877,363       3,524,263    $  6,365,634
  Redemption of Units                                            (7,974,625)    (12,978,390)     (2,618,363)     (4,459,995)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (716,648)   $ (1,101,027)        905,900    $  1,905,639
                                                               ============    ============    ============    ============

AIT Select Investment Grade Income
  Issuance of Units                                               2,570,326    $  3,819,274         918,029    $  1,129,280
  Redemption of Units                                            (1,161,108)     (1,714,138)     (1,550,689)     (1,997,428)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,409,218    $  2,105,136        (632,660)   $   (868,148)
                                                               ============    ============    ============    ============

AIT Select Strategic Growth
  Issuance of Units                                                 340,983    $    180,863         436,318    $    395,418
  Redemption of Units                                              (276,496)       (162,595)        (84,537)        (75,583)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                          64,487    $     18,268         351,781    $    319,835
                                                               ============    ============    ============    ============

AIT Select Strategic Income
  Issuance of Units                                                 253,280    $    262,823               -    $          -
  Redemption of Units                                               (48,370)        (49,226)              -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         204,910    $    213,597               -    $          -
                                                               ============    ============    ============    ============

AIT Select Value Opportunity
  Issuance of Units                                               2,103,513    $  4,887,182       1,962,889    $  3,349,972
  Redemption of Units                                            (1,689,542)     (3,895,115)     (2,527,269)     (4,367,316)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         413,971    $    992,067        (564,380)   $ (1,017,344)
                                                               ============    ============    ============    ============




                                                                    ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                                 YEAR ENDED DECEMBER 31,
                                                                           2001                           2000
                                                               ----------------------------    ----------------------------
                                                                  UNITS          AMOUNT           UNITS           AMOUNT
                                                               ------------    ------------    ------------    ------------
AIM V.I. Aggressive Growth
  Issuance of Units                                               2,205,823    $  1,727,853       2,611,914    $  2,683,013
  Redemption of Units                                              (868,907)       (684,918)       (116,880)       (114,101)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,336,916    $  1,042,935       2,495,034    $  2,568,912
                                                               ============    ============    ============    ============

AIM V.I. Blue Chip
  Issuance of Units                                                  93,687    $     77,903               -    $          -
  Redemption of Units                                                (2,375)         (2,037)              -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                          91,312    $     75,866               -    $          -
                                                               ============    ============    ============    ============

AIM V.I. Value
  Issuance of Units                                               2,857,510    $  2,366,250       3,099,802    $  2,936,042
  Redemption of Units                                              (951,967)       (780,187)        (91,325)        (84,612)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,905,543    $  1,586,063       3,008,477    $  2,851,430
                                                               ============    ============    ============    ============

Alliance Growth and Income Class B
  Issuance of Units                                               6,972,566    $  7,327,750       2,121,398    $  2,184,292
  Redemption of Units                                            (1,099,181)     (1,136,697)       (122,204)       (124,162)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       5,873,385    $  6,191,053       1,999,194    $  2,060,130
                                                               ============    ============    ============    ============

Alliance Premier Growth Class B
  Issuance of Units                                               2,684,919    $  1,951,124       3,574,586    $  3,371,973
  Redemption of Units                                              (778,428)       (568,591)       (155,846)       (151,082)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,906,491    $  1,382,533       3,418,740    $  3,220,891
                                                               ============    ============    ============    ============

DGPF Growth Opportunities Service Class
  Issuance of Units                                                 888,126    $    746,583       3,073,850    $  4,756,479
  Redemption of Units                                              (436,193)       (370,839)     (3,440,515)     (5,376,740)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         451,933    $    375,744        (366,665)   $   (620,261)
                                                               ============    ============    ============    ============

DGPF International Equity
  Issuance of Units                                              14,475,706    $ 21,655,403       1,201,178    $  1,269,424
  Redemption of Units                                           (14,462,231)    (21,746,577)        (75,180)        (79,123)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                          13,475    $    (91,174)      1,125,998    $  1,190,301
                                                               ============    ============    ============    ============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                               1,801,248    $  1,782,074               -    $          -
  Redemption of Units                                            (1,240,932)     (1,223,038)              -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         560,316    $    559,036               -    $          -
                                                               ============    ============    ============    ============

Fidelity VIP Equity-Income
  Issuance of Units                                               2,572,184    $  6,335,843       3,614,066    $  7,748,436
  Redemption of Units                                            (3,250,823)     (7,887,014)     (5,302,600)    (11,799,862)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (678,639)   $ (1,551,171)     (1,688,534)   $ (4,051,426)
                                                               ============    ============    ============    ============

Fidelity VIP Growth
  Issuance of Units                                               2,262,481    $  7,295,064       5,663,779    $ 20,346,297
  Redemption of Units                                            (3,916,198)    (11,424,705)     (3,577,767)    (12,390,213)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                      (1,653,717)   $ (4,129,641)      2,086,012    $  7,956,084
                                                               ============    ============    ============    ============

Fidelity VIP High Income
  Issuance of Units                                              15,145,184    $ 17,740,686       7,062,529    $  9,432,612
  Redemption of Units                                           (16,062,724)    (18,703,061)    (10,269,781)    (14,046,429)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (917,540)   $   (962,375)     (3,207,252)   $ (4,613,817)
                                                               ============    ============    ============    ============

Fidelity VIP Overseas
  Issuance of Units                                                 859,076    $  1,288,993       2,496,485    $  4,531,847
  Redemption of Units                                            (1,276,423)     (1,832,163)     (1,198,187)     (2,027,152)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (417,347)   $   (543,170)      1,298,298    $  2,504,695
                                                               ============    ============    ============    ============

Fidelity VIP II Asset Manager
  Issuance of Units                                                 600,537    $  1,060,607       1,281,024    $  2,271,593
  Redemption of Units                                              (933,739)     (1,624,684)     (1,165,452)     (2,060,697)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (333,202)   $   (564,077)        115,572    $    210,896
                                                               ============    ============    ============    ============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                                 159,696    $    149,101               -    $          -
  Redemption of Units                                                  (675)           (651)              -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         159,021    $    148,450               -    $          -
                                                               ============    ============    ============    ============




                                                                    ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                                 YEAR ENDED DECEMBER 31,
                                                                           2001                           2000
                                                               ----------------------------    ----------------------------
                                                                  UNITS          AMOUNT           UNITS           AMOUNT
                                                               ------------    ------------    ------------    ------------
Fidelity VIP III Growth Opportunties
Service Class 2
  Issuance of Units                                                 238,120    $    186,644         371,481    $    360,701
  Redemption of Units                                              (102,163)        (83,039)        (36,970)        (34,399)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         135,957    $    103,605         334,511    $    326,302
                                                               ============    ============    ============    ============

FT VIP Franklin Natural Resources
Securities Class 2
  Issuance of Units                                               1,112,601    $  1,197,806         479,181    $    510,025
  Redemption of Units                                              (387,595)       (411,758)        (12,937)        (13,778)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         725,006    $    786,048         466,244    $    496,247
                                                               ============    ============    ============    ============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                               2,578,371    $  1,966,274       1,832,924    $  1,838,958
  Redemption of Units                                              (813,040)       (636,984)       (129,544)       (127,397)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,765,331    $  1,329,290       1,703,380    $  1,711,561
                                                               ============    ============    ============    ============

INVESCO VIF Health Sciences
  Issuance of Units                                               2,800,237    $  2,745,212       2,630,326    $  2,876,131
  Redemption of Units                                              (814,902)       (849,270)       (209,427)       (227,356)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,985,335    $  1,895,942       2,420,899    $  2,648,775
                                                               ============    ============    ============    ============

Janus Aspen Growth Service Shares
  Issuance of Units                                               2,864,188    $  2,179,393       3,178,948    $  3,183,804
  Redemption of Units                                            (1,131,857)       (840,397)       (188,333)       (185,568)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,732,331    $  1,338,996       2,990,615    $  2,998,236
                                                               ============    ============    ============    ============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                               2,584,717    $  2,145,664       3,428,217    $  3,385,160
  Redemption of Units                                              (953,277)       (792,122)       (270,991)       (263,971)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,631,440    $  1,353,542       3,157,226    $  3,121,189
                                                               ============    ============    ============    ============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                               6,780,478    $  4,842,723         912,021    $    797,658
  Redemption of Units                                            (5,766,447)     (4,166,264)       (118,848)       (103,997)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,014,031    $    676,459         793,173    $    693,661
                                                               ============    ============    ============    ============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                                 956,495    $    980,791         629,385    $    606,923
  Redemption of Units                                              (240,908)       (255,929)       (376,498)       (360,022)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         715,587    $    724,862         252,887    $    246,901
                                                               ============    ============    ============    ============

SVS Dreman Financial Services (a)
  Issuance of Units                                               2,319,649    $  2,688,612       1,607,312    $  1,771,534
  Redemption of Units                                              (860,584)       (991,555)       (105,462)       (115,006)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,459,065    $  1,697,057       1,501,850    $  1,656,528
                                                               ============    ============    ============    ============

Scudder Technology Growth (a)
  Issuance of Units                                               2,361,300    $  1,500,828       2,824,194    $  2,776,791
  Redemption of Units                                              (942,961)       (568,942)       (195,036)       (188,691)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,418,339    $    931,886       2,629,158    $  2,588,100
                                                               ============    ============    ============    ============

T. Rowe Price International Stock
  Issuance of Units                                               8,112,740      10,700,414      16,368,302    $ 26,105,367
  Redemption of Units                                            (8,497,210)    (11,150,176)    (15,585,248)    (24,898,997)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (384,470)       (449,762)        783,054    $  1,206,370
                                                               ============    ============    ============    ============



(a)  Re-branded.  See Note 1.


                                                                               ALLMERICA PREMIER CHOICE
                                                                                YEAR ENDED DECEMBER 31,
                                                                          2001                          2000
                                                               ---------------------------   ---------------------------
                                                                   UNITS         AMOUNT         UNITS          AMOUNT
                                                               ------------   ------------   ------------   ------------
AIT Core Equity
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Equity Index
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============



                                                                         ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                                YEAR ENDED DECEMBER 31,
                                                                          2001                          2000
                                                               ---------------------------   ---------------------------
                                                                   UNITS         AMOUNT         UNITS          AMOUNT
                                                               ------------   ------------   ------------   ------------
AIT Government Bond
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Money Market
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Aggressive Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Capital Appreciation
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Emerging Markets
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Growth and Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select International Equity
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Investment Grade Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Strategic Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Strategic Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Value Opportunity
  Issuance of Units                                                  21,124   $     22,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                          21,124   $     22,000              -   $          -
                                                               ============   ============   ============   ============

AIM V.I. Aggressive Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIM V.I. Blue Chip
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============


                                        SA-25


                                                                         ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                                YEAR ENDED DECEMBER 31,
                                                                          2001                          2000
                                                               ---------------------------   ---------------------------
                                                                   UNITS         AMOUNT         UNITS          AMOUNT
                                                               ------------   ------------   ------------   ------------
AIM V.I. Value
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Alliance Growth and Income Class B
  Issuance of Units                                                  21,903   $     22,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                          21,903   $     22,000              -   $          -
                                                               ============   ============   ============   ============

Alliance Premier Growth Class B
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

DGPF Growth Opportunities Service Class
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

DGPF International Equity
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP Equity-Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP High Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP Overseas
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP II Asset Manager
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                                  21,800   $     22,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                          21,800   $     22,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP III Growth Opportunties
Service Class 2
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============


                                        SA-26


                                                                         ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                                YEAR ENDED DECEMBER 31,
                                                                          2001                          2000
                                                               ---------------------------   ---------------------------
                                                                   UNITS         AMOUNT         UNITS          AMOUNT
                                                               ------------   ------------   ------------   ------------

FT VIP Franklin Natural Resources
Securities Class 2
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

INVESCO VIF Health Sciences
  Issuance of Units                                                  22,587   $     22,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                          22,587   $     22,000              -   $          -
                                                               ============   ============   ============   ============

Janus Aspen Growth Service Shares
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

SVS Dreman Financial Services (a)
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Scudder Technology Growth (a)
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

T. Rowe Price International Stock
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============



(a)  Re-branded.  See Note 1.


                                                                     ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER
                                                                                YEAR ENDED DECEMBER 31,
                                                                          2001                          2000
                                                               ---------------------------   ---------------------------
                                                                   UNITS         AMOUNT         UNITS          AMOUNT
                                                               ------------   ------------   ------------   ------------
AIT Core Equity
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Equity Index
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Government Bond
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Money Market
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Aggressive Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Capital Appreciation
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Emerging Markets
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Growth and Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select International Equity
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Investment Grade Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Strategic Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Strategic Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Value Opportunity
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIM V.I. Aggressive Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIM V.I. Blue Chip
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIM V.I. Value
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============




                                                                ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                                YEAR ENDED DECEMBER 31,
                                                                          2001                          2000
                                                               ---------------------------   ---------------------------
                                                                   UNITS         AMOUNT         UNITS          AMOUNT
                                                               ------------   ------------   ------------   ------------
Alliance Growth and Income Class B
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Alliance Premier Growth Class B
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

DGPF Growth Opportunities Service Class
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

DGPF International Equity
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP Equity-Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP High Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP Overseas
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP II Asset Manager
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP III Growth Opportunties
Service Class 2
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

FT VIP Franklin Natural Resources Securities
Securities Class 2
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============


                                        SA-29


                                                                ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                                YEAR ENDED DECEMBER 31,
                                                                          2001                          2000
                                                               ---------------------------   ---------------------------
                                                                   UNITS         AMOUNT         UNITS          AMOUNT
                                                               ------------   ------------   ------------   ------------
FT VIP Franklin Small Cap Class 2
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

INVESCO VIF Health Sciences
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Janus Aspen Growth Service Shares
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

SVS Dreman Financial Services (a)
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Scudder Technology Growth (a)
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

T. Rowe Price International Stock
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============


(a) Re-branded. See Note 1.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2001 were as follows:


INVESTMENT PORTFOLIO                                    PURCHASES                 SALES
--------------------                                    ---------                 -----
AIT Core Equity                                       $   8,050,300         $      3,578,896
AIT Equity Index                                          4,332,084                4,290,806
AIT Government Bond                                       4,783,584                1,492,783
AIT Money Market                                         70,386,379               64,201,362
AIT Select Aggressive Growth                              6,301,090                3,434,403
AIT Select Capital Appreciation                           1,916,198                2,644,530
AIT Select Emerging Markets                               6,362,576                6,373,015
AIT Select Growth                                         2,301,232                3,961,760
AIT Select Growth and Income                                835,884                3,334,196
AIT Select International Equity                          13,208,497               11,009,101
AIT Select Investment Grade Income                        3,653,684                1,162,560
AIT Select Strategic Growth                                 145,459                  126,055
AIT Select Strategic Income                                 315,889                   92,940
AIT Select Value Opportunity                              5,017,178                2,301,859
AIM V.I. Aggressive Growth                                1,334,703                  323,371
AIM V.I. Blue Chip                                           81,785                    2,177
AIM V.I. Value                                            2,057,124                  435,028
Alliance Growth and Income Class B                        6,787,848                  409,561
Alliance Premier Growth Class B                           1,860,389                  350,307
DGPF Growth Opportunities Service Class                     857,527                  252,021
DGPF International Equity                                21,869,907               21,405,526
Eaton Vance VT Floating Rate-Income                       2,775,229                2,209,153
Fidelity VIP Equity-Income                                5,609,320                5,205,937
Fidelity VIP Growth                                       6,183,946                7,132,633
Fidelity VIP High Income                                 17,726,247               17,153,144
Fidelity VIP Overseas                                     1,781,319                1,265,485
Fidelity VIP II Asset Manager                             1,117,592                1,320,438
Fidelity VIP II Contrafund Service Class 2                  172,587                      633
Fidelity VIP III Growth Opportunties Service Class 2        186,109                   81,764
FT VIP Franklin Natural Resources Securities Class 2      1,200,043                  415,782
FT VIP Franklin Small Cap Class 2                         1,647,660                  335,005
INVESCO VIF Health Sciences                               2,312,498                  429,014
Janus Aspen Growth Service Shares                         1,768,810                  461,907
Janus Aspen Growth and Income Service Shares              1,812,707                  472,363
Pioneer Emerging Markets VCT Class II                     4,542,734                3,871,830
Pioneer Real Estate Growth VCT Class II                     909,727                  153,813
SVS Dreman Financial Services (a)                         2,434,999                  732,891
Scudder Technology Growth (a)                             1,194,078                  283,581
T. Rowe Price International Stock                        10,196,476               10,607,737

(a) Re-branded. See Note 1

NOTE 7- FINANCIAL HIGHLIGHTS

         A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2001 is as follows:


                                                           AT DECEMBER 31
                                                           --------------

                                                          UNIT            UNIT
                                                          VALUE          VALUE
                                              UNITS      LOWEST         HIGHEST   NET ASSETS
                                              -----      ------         -------   ----------
AIT Core Equity
2001                                        10,748,715  1.006631       2.174676   $23,370,300
AIT Equity Index
2001                                        11,962,664  1.015741       2.551646    30,518,339
AIT Government Bond
2001                                         5,463,066  0.993283       1.445643     7,895,835
AIT Money Market
2001                                        16,157,337  1.000398       1.334848    21,566,423
AIT Select Aggressive Growth
2001                                        12,129,880    1.0166       1.561158    18,934,480
AIT Select Capital Appreciation
2001                                         6,284,484  1.062242       2.375406    14,922,948
AIT Select Emerging Markets
2001                                           490,896    0.6657       1.053197       328,340
AIT Select Growth
2001                                        11,271,573  1.007676       2.119131    23,881,495
AIT Select Growth and Income
2001                                         9,152,150  1.016138       1.956488    17,902,311
AIT Select International Equity
2001                                        11,033,986  1.030197       1.445589    15,948,948
AIT Select Investment Grade Income
2001                                         6,466,596  0.990568       1.521928     9,839,568
AIT Select Strategic Growth
2001                                           420,268  0.482999       1.067350       205,326
AIT Select Strategic Income
2001                                           208,910  0.987084       1.035377       216,107
AIT Select Value Opportunity
2001                                         8,181,916  1.079629       2.443804    19,963,457
AIM V.I. Aggressive Growth
2001                                         3,835,950  0.663023       1.037223     2,544,820
AIM V.I. Blue Chip
2001                                            95,312  0.858678       1.013235        82,461
AIM V.I. Value
2001                                         4,918,020  0.761244       1.017991     3,744,840
Alliance Growth and Income Class B
2001                                         7,896,482  1.020972       1.039153     8,205,221
Alliance Premier Growth Class B
2001                                         5,329,231  0.657009       1.018393     3,502,798
DGPF Growth Opportunities Service Class
2001                                         1,581,931  0.714073       1.065770     1,131,021
DGPF International Equity
2001                                         4,210,614  1.018508       1.464061     6,162,814
Eaton Vance VT Floating Rate-Income
2001                                           564,316  0.999061       1.003146       566,076
Fidelity VIP Equity-Income
2001                                        15,472,493  1.027168       2.346796    36,305,507
Fidelity VIP Growth
2001                                        16,964,238  1.012582       2.614858    44,352,664
Fidelity VIP High Income
2001                                        10,899,194  0.998727       1.031003    11,236,974
Fidelity VIP Overseas
2001                                         5,681,288  1.006699       1.255725     7,133,138
Fidelity VIP II Asset Manager
2001                                         4,400,210  1.010565       1.696780     7,463,445
Fidelity VIP II Contrafund Service Class 2
2001                                           182,821  0.945816       1.026036       174,824
Fidelity VIP III Growth Opportunities
  Service Class 2
2001                                           474,468  0.743936       1.016411       354,063
FT VIP Franklin Natural Resources Securities
   Class 2
2001                                         1,195,250  0.947241        1.07032     1,132,682
FT VIP Franklin Small Cap Class 2
2001                                         3,472,711  0.713107       1.052501     2,477,772
INVESCO VIF Health Sciences
2001                                         4,430,822   0.95911       0.976417     4,250,070
Janus Aspen Growth Service Shares
2001                                         4,726,946   0.63287       1.020532     2,993,093
Janus Aspen Growth and Income
    Service Shares
2001                                         4,792,666  0.766665       1.022831     3,675,393
Pioneer Emerging Markets VCT Class II
2001                                         1,811,204  0.692374       1.020734     1,255,343
Pioneer Real Estate Growth VCT Class II
2001                                           972,474  1.026483       1.067123     1,037,587
SVS Dreman Financial Services (b)
2001                                         2,964,915  1.026334       1.140554     3,381,188
Scudder Technology Growth (b)
2001                                         4,051,497  0.483605       1.004205     1,961,407
T. Rowe Price International Stock
2001                                         6,339,951  1.030585       1.138371     7,216,785



                                                              FOR THE YEAR ENDED DECEMBER 31
                                                              ------------------------------

                                              INVESTMENT*   EXPENSE**    EXPENSE**    TOTAL***     TOTAL***
                                                INCOME       RATIO        RATIO       RETURN        RETURN
                                                 RATIO       LOWEST      HIGHEST      LOWEST       HIGHEST
                                                 -----       ------      -------      ------       -------
AIT Core Equity
2001                                             0.72%        1.45%        1.65%      -18.08% (a)    0.67%
AIT Equity Index
2001                                             0.98         1.45         1.65       -13.29  (a)    1.59
AIT Government Bond
2001                                             5.18         1.45         1.65        -0.67  (a)    6.07
AIT Money Market
2001                                             4.06         1.45         1.65         0.04         2.77 (a)
AIT Select Aggressive Growth
2001                                              N/A         1.45         1.65       -22.77  (a)    1.67
AIT Select Capital Appreciation
2001                                              N/A         1.45         1.65        -2.56  (a)    6.24
AIT Select Emerging Markets
2001                                              N/A         1.45         1.65       -10.44  (a)    5.32
AIT Select Growth
2001                                              N/A         1.45         1.65       -25.80  (a)    0.78
AIT Select Growth and Income
2001                                             0.54         1.45         1.65       -13.03  (a)    1.63
AIT Select International Equity
2001                                             1.56         1.45         1.65       -22.66  (a)    3.03
AIT Select Investment Grade Income
2001                                             5.96         1.45         1.65        -0.94          6.38 (a)
AIT Select Strategic Growth
2001                                              N/A         1.45         1.65       -30.32  (a)     6.74
AIT Select Strategic Income
2001                                             4.75         1.45         1.65        -1.29          3.54 (a)
AIT Select Value Opportunity
2001                                             0.61         1.45         1.65         7.96         11.05 (a)
AIM V.I. Aggressive Growth
2001                                              N/A         1.45         1.65       -27.14  (a)     3.72
AIM V.I. Blue Chip
2001                                             0.06         1.45         1.65       -14.13  (a)     1.32
AIM V.I. Value
2001                                             0.15         1.45         1.65       -13.83  (a)     1.80
Alliance Growth and Income Class B
2001                                             0.53         1.45         1.65        -1.30  (a)     2.11
Alliance Premier Growth Class B
2001                                              N/A         1.45         1.65       -18.60  (a)     1.84
DGPF Growth Opportunities Service Class
2001                                              N/A         1.45         1.65       -17.16  (a)     6.58
DGPF International Equity
2001                                             2.61         1.45         1.65       -14.10  (a)     1.86
Eaton Vance VT Floating Rate-Income
2001                                             2.12         1.45         1.65        -0.09          0.32 (a)
Fidelity VIP Equity-Income
2001                                             1.75         1.45         1.65        -6.34  (a)     2.73
Fidelity VIP Growth
2001                                             0.08         1.45         1.65       -18.85  (a)     1.27
Fidelity VIP High Income
2001                                            12.85         1.45         1.65       -13.01  (a)    -0.12
Fidelity VIP Overseas
2001                                             5.51         1.45         1.65       -22.31  (a)     0.68
Fidelity VIP II Asset Manager
2001                                             4.46         1.45         1.65        -5.48  (a)     1.07
Fidelity VIP II Contrafund Service Class 2
2001                                              N/A         1.45         1.65        -5.42          2.60 (a)
Fidelity VIP III Growth Opportunities
  Service Class 2
2001                                             0.34         1.45         1.65       -15.88  (a)     1.64
FT VIP Franklin Natural Resources Securities
   Class 2
2001                                             0.86         1.45         1.65       -20.56  (a)     7.03
FT VIP Franklin Small Cap Class 2
2001                                             0.40         1.45         1.65       -16.48  (a)     5.25
INVESCO VIF Health Sciences
2001                                             0.41         1.45         1.65       -13.85  (a)    -2.36
Janus Aspen Growth Service Shares
2001                                              N/A         1.45         1.65       -25.99  (a)     2.05
Janus Aspen Growth and Income
    Service Shares
2001                                             0.92         1.45         1.65       -14.83  (a)     2.28
Pioneer Emerging Markets VCT Class II
2001                                              N/A         1.45         1.65        -8.71  (a)     2.07
Pioneer Real Estate Growth VCT Class II
2001                                             5.50         1.45         1.65         2.65          5.96 (a)
SVS Dreman Financial Services (b)
2001                                             1.08         1.45         1.65        -6.24  (a)     2.65
Scudder Technology Growth (b)
2001                                             0.18         1.45         1.65       -33.37  (a)     0.42
T. Rowe Price International Stock
2001                                             1.88         1.45         1.65       -23.34  (a)     3.07



* THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUBACCOUNT FROM THE UNDERLYING MUTUAL FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUBACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUBACCOUNTS INVEST.

** THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

*** THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.

(A) START DATE OF 12/03/01
(B) RE-BRANDED. SEE NOTE 1.


                                        SA-31